33-14905

   Filed with the Securities and Exchange Commission
                   April 2, 1999

          SECURITIES AND EXCHANGE COMMISSION
                Washington, D.C.  20549

                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [x]
    Pre-Effective Amendment No.       [ ]
    Post-Effective Amendment No. 38   [x]

                          and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [x]
    Amendment No. 41                  [x]

(Check appropriate box or boxes)

THORNBURG INVESTMENT TRUST (formerly "Thornburg Income Trust"
(Exact Name of Registrant as Specified in Charter)

119 East Marcy Street, Suite 202, Santa Fe, NM  87501
(Address of Principal Executive Offices)     (Zip Code)

Registrant's Telephone Number, including Area Code
(505) 984-0200

H. Garrett Thornburg, Jr.
119 East Marcy Street, Suite 202
Santa Fe, New Mexico  87501
(Name and Address of Agent for Service

    Approximate Date of Proposed Public Offering    June 1, 1999
                                                 ----------------------
It is proposed that this filing will become effective (check appropriate box):

    [ ]  Immediately upon filing pursuant to paragraph (b)
    [ ]  On (February 1, 1999) pursuant to paragraph (b)
    [X]  60 days after filing pursuant to paragraph (a)
    [ ]  On [date] pursuant to paragraph (a)(1)
    [ ]  75 days after filing pursuant to paragraph (a)(2)
    [ ]  On    [date]    pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

              THORNBURG INVESTMENT TRUST

    (i)    Thornburg Limited Term U.S. Government Fund
    (ii)   Thornburg Intermediate Municipal Fund
    (iii)  Thornburg New Mexico Intermediate Municipal Fund
    (iv)   Thornburg Limited Term Income Fund
    (v)    Thornburg Florida Intermediate Municipal Fund
    (vi)   Thornburg Value Fund
    (vii)  Thornburg Global Value Fund
    (viii) Thornburg New York Intermediate Municipal Fund

                            CONTENTS

Facing Sheet

Contents

Cross Reference Sheets   (Thornburg Limited Term U.S. Government
                          Fund [Class A shares and Class C shares];
                          Thornburg Limited Term Income Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund;
                          [Class A and Class C shares]
                          Thornburg New Mexico Intermediate Municipal Fund [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund [Class A shares];
                          Thornburg New York Intermediate Municipal Fund [Class A shares];

Cross Reference Sheets    (Thornburg Value Fund [Class A shares and
                          Class C shares]; Thornburg Global Value Fund
                          [Class A shares and Class C shares])

Cross Reference Sheets   (Thornburg Intermediate Municipal Fund
                         [Institutional Class]; Thornburg Limited Term U.S.
                         Government Fund [Institutional Class]; Thornburg
                         Limited Term Income Fund [Institutional Class];
                         Thornburg Value Fund [Institutional Class])

Prospectus               (Thornburg Limited Term U.S. Government Fund
                         [Class A shares and Class C shares];
                         Thornburg Limited Term Income Fund
                         [Class A shares and Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund;
                         [Class A and Class C shares]
                         Thornburg New Mexico Intermediate Municipal Fund
                         [Class A shares];
                         Thornburg Florida Intermediate Municipal Fund
                         [Class A shares];
                         Thornburg New York Intermediate Municipal Fund
                         [Class A shares])

Prospectus               (Thornburg Value Fund [Class A shares and
                         Class C shares]; Thornburg Global Value Fund
                         [Class A shares and Class C shares])

Prospectus               (Thornburg Intermediate Municipal Fund
                         [Institutional Class shares];
                         Thornburg Limited Term U.S. Government Fund
                         [Institutional Class Shares];
                         Thornburg Limited Term Income Fund
                         [Institutional Class shares];
                         Thornburg Value Fund [institutional Class shares])

Statement of Additional  (Thornburg Limited Term U.S. Government Fund
Information              [Class A shares and Class C shares];
                         Thornburg Limited Term Income Fund
                         [Class A shares and Class C shares])

Statement of Additional   (Thornburg Intermediate Municipal Fund
Information               [Class A shares and Class C shares];
                          Thornburg New Mexico Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg Florida Intermediate Municipal Fund
                          [Class A shares];
                          Thornburg New York Intermediate Municipal Fund
                          [Class A shares])

Statement of Additional   (Thornburg Value Fund [Class A shares and
Information               Class C shares]; Thornburg Global Value Fund
                          [Class A shares and Class C shares])

Statement of Additional   (Thornburg Intermediate Municipal Fund
Information               [Institutional Class shares];
                          Thornburg Limited Term U.S. Government Fund
                          [Institutional Class shares];
                          Thornburg Limited Term Income Fund
                          [Institutional Class shares]; and
                          Thornburg Value Fund
                          [Institutional Class shares])


Part C

Signature Page

Exhibits

              THORNBURG INVESTMENT TRUST
                 CROSS REFERENCE SHEETS
         ("Thornburg Limited Term Income Funds"
             [Class A and Class C shares])
       Thornburg Limited Term U.S. Government Fund
           Thornburg Limited Term Income Fund

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (c). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)



              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
       ("Thornburg Intermediate Municipal Funds"
         [Class A shares and Class C shares])
         Thornburg Intermediate Municipal Fund
   Thornburg New Mexico Intermediate Municipal Fund
     Thornburg Florida Intermediate Municipal Fund
    Thornburg New York Intermediate Municipal Fund

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (c). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . .Prospectus; DETERMINATION OF NET ASSET VALUE
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
    Thornburg Value Fund and Thornburg Global Value Fund
          [Class A shares and Class C Shares]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (c). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . INVESTMENT ADVISER AND MANAGEMENT FEES
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . YOUR ACCOUNT - BUYING FUND SHARES;
                                    TRANSACTION DETAILS
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (c) . . . . . . . INVESTMENT POLICIES AND LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . . . . . . . .DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
  (c) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
  (d) . . . . . . . . . . . . . . TRUSTEES AND OFFICERS
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . PRINCIPAL HOLDERS OF SECURITIES
  (c) . . . . . . . . . PRINCIPAL HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . .Prospectus; DESCRIPTION OF THE TRUST
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; ADDITIONAL PURCHASE AND
                                 REDEMPTION INFORMATION
  (b) . .ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
  (b) . . . . . . . . . . . . . DISTRIBUTIONS AND TAXES
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . . PERFORMANCE; REPRESENTATIVE
                                PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)

              THORNBURG INVESTMENT TRUST
                CROSS REFERENCE SHEETS
        Thornburg Intermediate Municipal Fund
                 [Institutional Class]
      Thornburg Limited Term U.S. Government Fund
                 [Institutional Class]
          Thornburg Limited Term Income Fund
                 [Institutional Class]
                 Thornburg Value Fund
                 [Institutional Class]

Form N-1A Item Number
---------------------
Part A                               Prospectus Caption
1(a). . . . . . . . . . . . . . . . . .Front Cover Page
 (b). . . . . . . . . . . . . . . . . . Back Cover Page
2(a). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (b). . . . . . . . . . . . . . . . . . . . . THE FUNDS
 (c). . . . . . . . . . . . . . . . . . . . . THE FUNDS
3 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
4 . . . . . . . . . . . . . . . . . . . . . . THE FUNDS
5 . . . . . . . .FUND PERFORMANCE AND INDEX COMPARISONS
6(a) . . . . . . . . . . . . . . . . INVESTMENT ADVISER
 (b) . . . . . . . . . . . . . . . . . .(Not Applicable)
7(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . .YOUR ACCOUNT - BUYING FUND SHARES; Buying Class
                        A Shares; Buying Class C Shares
 (c) . . . . . . . . . . . . . . . .SELLING FUND SHARES
 (d) . . . . . . . . . . . .DIVIDENDS AND DISTRIBUTIONS
 (e) . . . . . . . . . . . . . . . . . . . . . . .TAXES
 (f) . . . . . . . . . . . . . . . . . .(Not Applicable)
8(a) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
 (b) . . . . . . . . .YOUR ACCOUNT - BUYING FUND SHARES
9 . . . . . . . . . . . . . . . . .FINANCIAL HIGHLIGHTS

Part B              Statement of Additional Information

10(a) . . . . . . . . . . . . . . . . .Front Cover Page
10(b) . . . . . . . . . . . . . . . . TABLE OF CONTENTS
11(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
12(a) . . . . . . . . . . . . ORGANIZATION OF THE FUNDS
  (b) . . . . . . . .INVESTMENT OBJECTIVES AND POLICIES
  (c) . . . . . . . INVESTMENT OBJECTIVES AND POLICIES;
                                 INVESTMENT LIMITATIONS
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
  (e) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
13(a) . . . . . . ORGANIZATION OF THE FUNDS; MANAGEMENT
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (d) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
14(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
  (c) . . . . . . .MANAGEMENT AND HOLDERS OF SECURITIES
15(a) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (c) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (d) . . . . . . . . . . . . . INVESTMENT ADVISORY AND
                     ADMINISTRATIVE SERVICES AGREEMENTS
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
  (f) . . . . . . . . . . . . . Prospectus; DISTRIBUTOR
  (g) . . . . . . . . . .SERVICE AND DISTRIBUTION PLANS
  (h) . . . . . . . . . . . . . . . . . (Not Applicable)
16(a) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
  (c) . . . . . . . . . . . . . .PORTFOLIO TRANSACTIONS
  (d) . . . . . . . . . . . . . . . . . (Not Applicable)
  (e) . . . . . . . . . . . . . . . . . (Not Applicable)
17(a) . . . . . . Prospectus; ORGANIZATION OF THE FUNDS
  (b) . . . . . . . . . . . . . . . . . (Not Applicable)
18(a) . . . . . . . Prospectus; PURCHASE OF FUND SHARES
  (b) . . . . . . . . . . . . . PURCHASE OF FUND SHARES
  (c) . . . . . . . . . . . . . . . . . . . .Prospectus
  (d) . . . . . . . . . . . . . . . . . . . .Prospectus
19(a) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
  (b) . . DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS
20(a) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (b) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
  (C) . . . . . . . . . . . . . . . . . . . DISTRIBUTOR
21(a) . . . . . . . . . . . . . . . . . (Not Applicable)
  (b) . . . . . . . . . . YIELD AND RETURN COMPUTATION;
                 REPRESENTATIVE PERFORMANCE INFORMATION
22(a) . Financial Statements (incorporated by reference)
  (b) . Financial Statements (incorporated by reference)


<OUTSIDE FRONT COVER>
                                  PART A


THORNBURG LIMITED TERM INCOME FUNDS
  Thornburg Limited Term U.S. Government Fund
  Thornburg Limited Term Income Fund
Prospectus
June 1, 1999

Thornburg Limited Term U.S. Government Fund ("Government Fund")
Thornburg Limited Term Income Fund ("Income Fund")

































These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any government agency.

NOT FDIC INSURED                                             MAY LOSE VALUE -
                                                            NO BANK GUARANTEE

                             Table of Contents

__   Thornburg Limited Term U.S. Government Fund
       Investment Goals
       Principal Investment Strategies
       Principal Risks of Investing in the Fund
       Past Performance of the Fund
       Fees and Expenses
__   Thornburg Limited Term Income Fund
       Investment Goals
       Principal Investment Strategies
       Principal Risks of Investing in the Fund
       Past Performance of the Fund
       Fees and Expenses
__   Management Discussion of Fund Performance and Index
     Comparisons
__   Additional Information About the Funds' Investments
__   Description of Potential Investors and Advantages
__   Your Account - Buying Fund Shares
__   Selling Fund Shares
__   Dividends and Distributions
__   Taxes
__   Investor Services, Individual Retirement Accounts
__   and Retirement Plans, Transaction Services
__   Dividends and Distributions
__   Taxes
__   Transaction Details
__   Exchange Restrictions
__   Investment Adviser and Management Fees
__   Financial Highlights
__   Additional Information

Limited Term U.S. Government Fund

Investment Goals
-----------------

The primary goal of Government Fund is to provide as high a level of current income as is consistent, in the view of The Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share price compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
---------------------------------

Thornburg Management Company, Inc. (TMC) actively manages the Fund's investments in pursuing the Fund's primary investment goal. Investment decisions are based upon general economic and financial trends such as domestic and international economic developments, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses.

Government Fund will invest at least 65% of its total assets in obligations issued or guaranteed by the United States Government or its agencies or instrumentalities, and will invest at least 80% of its total assets in such obligations and in readily marketable participations in such obligations or in repurchase agreements secured by such obligations. Although the Fund will acquire obligations issued or guaranteed by the U.S. Government and its agencies and instrumentalities, neither the Fund's net asset value nor its dividends are so guaranteed.

Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of one billion dollars or more, or (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. When interest rates decline, the value of the Fund's investments increases. Dividends also will vary over time. Value changes in response to interest rate changes may be more pronounced for mortgage backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire. These prepayments may require the Fund to reinvest at a lower rate of return.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of these securities.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will move up and down as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Past Performance of the Fund
---------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Brothers Intermediate Government Bond Index, a broad measure of market performance.

<The following are presented as bar graphs in the Prospectus>
Limited Term U.S. Government Fund Annual Total Returns For Class A Shares
-------------------------------------------------------------------------
15%
                   12.53%                     12.98%
10%  10.58%
            8.59%         7.38%                                     6.99%
 5%                              6.19%                       6.58%
                                                      4.29%
 0%
                                      (2.07%)
-5
     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99: 0.06%.

Highest quarterly results for time period shown: 5.03% (quarter ended
6/30/89)
Lowest quarterly results for time period shown: (1.52)% (quarter ended
3/31/94).

Limited Term U.S. Government Fund Average Annual Total Returns
------------------------------------------------------------
(periods ended 12/31/98)

                   One Year    Five Years   Ten Years   Since Inception
                   --------    ----------   ---------    ---------------

Class A Shares       5.37%        5.33%       7.20%        7.07% (11/16/87)

Lehman Index         8.49%        6.55%       8.39%        8.22%

Class C Shares      .94%          N/A         N/A          6.37% (9/1/94)

Lehman Index         8.49%        N/A         N/A          7.80%

The sales charge for Class A shares was not reflected in the returns shown in the bar chart, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES OF THE FUND

(The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund)

Shareholder Fees (fees paid directly from your investment)
----------------
   Limited Term U.S. Government Fund                  Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge (Load) (as a        0.50%*    0.50%**
     percentage of the lesser of redemption proceeds or original offering price)
 * imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase
** imposed only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
    Limited Term U.S. Government                Class A    Class C
     Management Fee                             .38%       .38%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .35%       .83%
                                                ----      -----
           Total Annual Fund Operating Expenses .98%      2.21%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 fees are .50%, actual Class C other expenses are .52%, and actual total Fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $248 	   $456     $682    $1,333
     Class C Shares       276      696    1,195     2,570

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $248    $456     $682     $1,333
     Class C Shares       226     696    1,195      2,570


Limited Term Income Fund

Investment Goals
----------------

The primary goal of Income Fund is to provide as high a level of current income as is consistent, in the view of the Fund's investment adviser, with safety of capital. As a secondary goal, the Fund seeks to reduce changes in its share prices compared to longer term portfolios. The Fund's primary and secondary goals are fundamental Fund policies, and may not be changed without a majority of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio in attempting to meet the Fund's primary investment goal. Investment decisions are based upon general economic and financial trends such as domestic and international economic development, outlooks for securities markets, interest rates and inflation, the supply and demand for debt securities, and other factors. The Fund's investments are determined by individual security analyses. The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions.

The Fund will invest at least 65% of its net assets in (i) obligations of the U.S. Government, and its agencies and instrumentalities, and (ii) debt securities rated investment grade, or if not rated, judged to be of comparable quality by TMC. Debt securities the Fund may purchase include corporate debt obligations, mortgage backed securities, other asset-backed securities, municipal securities, and commercial paper and bankers' acceptances. The Fund emphasizes investments in U.S. Government securities and other issuers domiciled in the United States, but may purchase foreign securities of the same types and quality as the domestic securities it purchases, when TMC anticipates foreign securities offer more investment potential.

Because the magnitude of changes in the value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighted average maturity or expected life normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase, and the Fund may sell any security before it matures. The Fund also attempts to reduce changes in share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will change in response to changes in market interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced. When interest rates decline, the value of the Fund's investments increases. Value changes in response to interest rate changes may be more pronounced for mortgage and asset backed securities owned by the Fund. Additionally, decreases in market interest rates may result in prepayments of certain obligations the Fund will acquire.

Some investments owned by the Fund may be subject to default or delays in payment, or could be downgraded by rating agencies, reducing the value of the Fund's shares. A fall in worldwide demand for U.S. Government Securities or general economic decline could lower the value of these Securities. Additionally, foreign securities the Fund may purchase are subject to additional risks, including changes in currency exchange rates which may adversely affect the Fund's investments, political instability, confiscation, inability to sell foreign investments and reduced legal protections for investments.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. If your sole objective is preservation of capital, then the Fund may not be suitable for you because the Fund's share value will move up and down as interest rates change. Investors whose sole objective is preservation of capital may wish to consider a high quality money market fund.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Intermediate Corporate Bond Index, a broad measure of market performance.

<The following are presented as bar graphs in the Prospectus>
Limited Term Income Fund Annual Total Returns for Class A Shares
------------------------------------------------------------
15%                  15.42%

10%   9.57%
                              7.58%           6.40%
 5%                                   5.58%

 0%

-5           (3.04%)
      1993    1994    1995    1996    1997    1998

Year to date return, period ending 3/31/99:  0.04%.

Highest quarterly results for time period shown: 4.87% (quarter ended
6/30/95).
Lowest quarterly results for time period shown: (2.45)% (quarter ended
12/31/94).

Limited Term Income Fund Average Annual Total Returns
---------------------------------------------------
(periods ended 12/31/98)

                   One Year    Five Years   Since Inception
                   --------    ----------   ---------------

Class A Shares       4.80%        5.90%          6.28% (10/1/92)

Lehman Index         8.45%        6.52%          6.54%

Class C Shares       5.47%        N/A            6.79% (9/1/94)

Lehman Index         8.45%        N/A            7.95%

The sales charge for Class A shares was not reflected in the returns shown in the bar charts, and the returns would be less if the sales charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

FEES AND EXPENSES OF THE FUND

(The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund)

Shareholder Fees (fees paid directly from your investment)
---------------
   Limited Term Income Fund                         Class A    Class C
                                                    -------    -------
     Maximum Sales Charge (Load)imposed on            1.50%      none
     purchases as a percentage of offering price)

     Maximum Deferred Sales Charge (Load)             0.50       0.50%**
     as a percentage of the lesser of redemption proceeds or original offering price)

* imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
  ** impose only on redemptions of Class C shares within 12 months of purchase

Annual Fund Operating Expenses (expenses that are deducted ------------------------------ from Fund assets)
   Limited Term Income Fund                         Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .47%       .80%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.22%      2.30%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .50%, actual Class C other expenses are .40%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $273    $534     $816     $1,620
     Class C Shares       285     727    1,246      2,674

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $273    $534     $816     $1,620
     Class C Shares       236     727    1,246      2,674

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND INDEX COMPARISONS

The graphs below compare how $10,000 would have appreciated if invested in the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The table accompanying each graph shows average annual total return for the Fund for the designated period.
The Class A total return figures assume a shareholder purchases shares at the public offering price applicable to investments of $10,000.

Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the laddered maturity strategy each Fund uses. Each index shown below attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio.

Interest rates decreased through the end of 1997, but began increasing in January 1998 and, then stayed approximately the same between February 1998 and May 1998, before decreasing again in June through September. In general, interest rates have decreased since September 1997. For example, the generic 30 year Treasury bond yielded 6.44% in October, 1997. Its yield dropped to 5.7% in January 1998 before rising to 6.1% in May and then dropping again to close at 4.98% on September 30, 1998.

In general, interest rate decreases since September 1997 have led to higher bond prices and falling bond yields, although the yield premiums on corporate bonds and mortgage backed securities over treasury bonds have increased substantially. Five, ten and thirty year treasury bond prices have increased by 5.5%, 11.8% and 18.5%, respectively, between October 1, 1997 and September 30, 1998. The net asset values of the Government Fund and the Income Fund also increased over the same period, and the Funds' dividend yields have decreased to a small extent. If interest rates continue to fall, the net asset values of the Funds should rise, but the dividends would be expected to decrease.

GOVERNMENT FUND
Index Comparisons
Compares performance of the Government Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Bond Index, and the Consumer Price Index for the periods ended September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AAA and AAA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 3.9 years and 4.2 years, respectively. Class A shares became available on November 16, 1987, and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

         <In the prospectus, this table appears as two side-by-side graphs>
Class A Shares                          Class C Shares
         FUND      Lehman                        FUND      Lehman
       A Shares  Government      CPI           C Shares  Government     CPI
       --------  -----------  --------         --------  -----------  -------
10/87  $ 9,750    $10,000     $10,000    8/94  $10,000    $10,000     $10,000
 2/88   10,127     10,520      10,110    9/94    9,950      9,917      10,020
 6/88   10,202     10,577      10,263   10/94    9,938      9,919      10,030
10/88   10,554     10,890      10,397   11/94    9,884      9,875      10,040
 2/89   10,465     10,868      10,533   12/94    9,891      9,908      10,060
 6/89   11,026     11,645      10,734    1/95   10,041     10,069      10,090
10/89   11,357     12,024      10,799    2/95   10,223     10,264      10,110
 2/90   11,552     12,148      11,071    3/95   10,274     10,320      10,141
 6/90   11,918     12,545      11,249    4/95   10,374     10,440      10,171
10/90   12,255     12,965      11,545    5/95   10,619     10,734      10,202
 2/91   12,745     13,563      11,684    6/95   10,668     10,803      10,232
 6/91   13,046     13,866      11,778    7/95   10,683     10,808      10,243
10/91   13,755     14,690      11,908    8/95   10,750     10,897      10,263
 2/92   14,068     15,124      12,015    9/95   10,852     10,972      10,273
 6/92   14,523     15,648      12,160   10/95   10,939     11,093      10,304
10/92   14,946     16,137      12,282   11/95   11,042     11,238      10,314
 2/93   15,569     16,825      12,418   12/95   11,138     11,350      10,335
 6/93   15,847     17,219      12,517    1/96   11,216     11,450      10,376
10/93   16,136     17,624      12,618    2/96   11,135     11,329      10,408
 2/94   16,069     17,540      12,719    3/96   11,126     11,277      10,439
 6/94   15,917     17,187      12,834    4/96   11,098     11,244      10,470
10/94   15,816     17,322      12,950    5/96   11,097     11,239      10,502
 2/95   16,298     17,924      13,067    6/96   11,177     11,353      10,512
 6/95   17,037     18,866      13,211    7/96   11,213     11,388      10,544
10/95   17,497     19,372      13,304    8/96   11,222     11,401      10,565
 2/96   17,835     19,784      13,437    9/96   11,341     11,548      10,596
 6/96   17,925     19,826      13,572   10/96   11,489     11,737      10,628
 9/96   18,207     20,167      13,681   11/96   11,608     11,879      10,660
12/96   18,579     20,633      13,804   12/96   11,560     11,815      10,692
 3/97   18,604     20,627      13,873    3/97   11,564     11,811      10,746
 6/97   19,061     21,203      13,915    6/97   11,835     12,142      10,778
 9/97   19,457     21,746      13,999    9/97   12,078     12,452      10,843
12/97   19,802     22,291      14,055   12/97   12,278     12,765      10,886
 3/98   20,099     22,762      14,069    3/98   12,439     13,034      10,897
 6/98   20,396     23,184      14,153    6/98   12,610     13,276      10,962
 9/98   21,159     24,264      14,210    9/98   13,066     13,894      11,006

Average Annual Total Returns (at max.   Average Annual Total Returns
 offering price)                        C Shares One Year (12 mos. ended
A Shares One Year:  (12 mos. ended        9/30/98):  8.19%
 9/30/98):  5.99%                       From Inception (9/1/94):  6.77%
Five Years:  5.08%
10 Years: 7.11%
From Inception (11/16/87):  7.13%


INCOME FUND
Index Comparisons
Compares performance of the Income Fund Class A shares and Class C shares to the Lehman Brothers Intermediate Government Corporate Bond Index, and the Consumer Price Index for the periods ended September 30, 1998. On
September 30, 1998, the weighted average securities ratings of the Index and the Fund were A and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 4.3 years and 4.8 years, respectively. Class A shares became available on October 1, 1992 and Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

         <In the prospectus, this table appears as two side-by-side graphs>
Class A Shares                          Class C Shares
         FUND       Lehman                       FUND       Lehman
       A Shares   Government    CPI            C Shares   Government    CPI
       --------   ----------  -------          --------   ----------  -------
 9/92  $ 9,750    $10,000     $10,000    8/94  $10,000    $10,000     $10,000
12/92    9,778      9,964      10,090    9/94    9,928      9,908      10,020
 3/93   10,168     10,359      10,171   12/94    9,688      9,896      10,060
 6/93   10,374     10,583      10,232    3/95   10,065     10,331      10,141
 9/93   10,661     10,821      10,284    6/95   10,543     10,847      10,232
12/93   10,715     10,839      10,366    9/95   10,808     11,027      10,273
 3/94   10,550     10,544      10,428   12/95   11,122     11,450      10,335
 6/94   10,506     10,480      10,491    3/96   11,074     11,355      10,439
 9/94   10,646     10,566      10,575    6/96   11,220     11,425      10,512
12/94   10,385     10,554      10,618    9/96   11,578     11,628      10,596
 3/95   10,802     11,017      10,703   10/96   11,834     11,834      10,628
 6/95   11,328     11,568      10,799   11/96   12,014     11,990      10,660
 9/95   11,627     11,759      10,843   12/96   11,928     11,913      10,692
12/95   11,986     12,211      10,908    1/97   11,910     11,960      10,703
 3/96   11,937     12,109      11,017    2/97   11,928     11,982      10,735
 6/96   12,107     12,184      11,094    3/97   11,840     11,900      10,746
 9/96   12,504     12,400      11,183    4/97   11,917     12,040      10,756
12/96   12,895     12,705      11,284    5/97   12,044     12,140      10,767
 3/97   12,813     12,690      11,341    6/97   12,161     12,251      10,778
 6/97   13,162     13,064      11,375   . . .
 9/97   13,449     13,417      11,443    9/97   12,403     12,581      10,843
12/97   13,615     13,704      11,489   12/97   12,544     12,851      10,886
 3/98   13,815     14,040      11,501    3/98   12,726     13,165      10,897
 6/98   13,969     14,304      11,570    6/98   12,844     13,413      10,962
 9/98   14,400     14,945      11,616    9/98   13,228     14,014      11,006

Average Annual Total Returns (at max.   Average annual Total Returns
 (offering price)                       C Shares One Year (12 mos. ended
A Shares One Year: (12 mos. ended         9/30/98):  6.65%
 9/30/98):   4.40%                      From Inception (9/1/94):  7.09%
Five Years:  5.66%
From Inception (10/01/92):  6.27%

ADDITIONAL INFORMATION ABOUT THE FUNDS' INVESTMENTS

Intermediate Term Bonds and Price Stability

Normally, the Funds expect to offer greater price stability than a higher yielding long-term bond fund and higher yields than most short-term investments. Historically, intermediate-term government bonds enjoyed higher returns, compounded annually over the period 1926-1994, as compared to long-term government bonds and 90-day U.S. Treasury Bills. Intermediate-term bonds outperformed longer-term issues because intermediate-term bonds did not suffer the large capital losses which befell higher yielding long-term bonds when bond yields rose. Intermediate-term bonds, which have less price stability than short-term obligations, nonetheless outperformed short-term bills because the yield on intermediate-term obligations typically is higher than the yield on short-term obligations. The combination of price stability and relatively high yield enjoyed by intermediate-term bonds caused these bonds to outperform normally higher yielding long-term bonds and normally more stable short-term bills during the periods described. The relationship between interest rates and the values of obligations, as shown by the foregoing study, applies to all types of debt securities and has been consistently demonstrated in the portfolios managed by the Funds' investment adviser and the markets observed by the adviser. However, no assurance can be given that each Fund's short and intermediate-term obligations will perform as well in the future as intermediate-term government bonds have in the past.

U.S. Government Securities. U.S. Government securities either Fund may purchase include U.S. Treasury obligations such as U.S. Treasury Bills, U.S. Treasury Notes, and U.S. Treasury Bonds, with various interest rates, maturities and dates of issuance. These U.S. Treasury securities are direct obligations of the U.S. Treasury, backed by the full faith and credit of the U.S. Government. Either Fund also may purchase obligations issued by various U.S. government agencies when those obligations are more attractive investments. Some of these "agency obligations" are backed by the full faith and credit of the U.S. Government, but other agency obligations are supported by the agency's authority to borrow from the U.S. Government or the discretionary authority of the Treasury to purchase obligations of the issuing agency.

GNMA Certificates. From time to time either Fund may invest in "GNMA" certificates issued by the Government National Mortgage Association. These certificates are mortgage-backed securities of the modified pass-through type, each of which evidences an interest in a specific pool of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. The National Housing Act provides that the full faith and credit of the U.S. Government is pledged to the timely payment of amounts due for principal and interest by the GNMA on these certificates. Variations in interest rates and other factors may result in prepayment of some mortgages underlying these certificates, so that the resulting term of the certificates will change. During periods of rising interest rates, mortgage backed securities may have a greater risk of capital depreciation because of decreased prepayments and increased effective maturity, and during periods of declining interest rates these securities may have less potential for capital appreciation because of increased prepayments. The Funds' investment adviser continually will evaluate any investment in these certificates in light of market conditions and the Fund's policy of maintaining a portfolio normally having a dollar-weighted average maturity or estimated average life of not more than five years.

Participations. To facilitate its investment in any of the types of obligations which the Funds may acquire, a Fund may purchase "participations" in any of these obligations. Participations are undivided interests in pools of securities which are assembled by certain banks or other responsible persons, such as securities broker/dealers and investment banking houses, where the underlying credit support passes through or is otherwise available to the participants or the trustee for all participants. Similarly, either Fund may acquire collateralized mortgage obligations ("CMOs"), which are obligations issued by a trust or other entity organized to hold a pool of U.S. Government insured mortgage-backed securities (such as GNMA certificates) or, in the case of Income Fund, mortgage loans. A Fund will acquire a CMO when TMC believes that the CMO is more attractive than the underlying securities in pursuing the Fund's primary and secondary investment objectives. Participations and privately issued CMOs are not considered U.S. Government securities, and are not considered part of the 65% of the total assets of the Government Fund which will be invested in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

Repurchase Agreements. When a Fund purchases securities, it may enter into a repurchase agreement with the seller in which the seller agrees, at the time of sale, to repurchase the security at a mutually agreed-upon time and price. The price will include a margin of profit or return for the Fund. If the seller of the repurchase agreement enters a bankruptcy or other insolvency proceeding, or the seller fails to repurchase the underlying security as agreed, the Fund could experience losses, including loss of rights to the security. The Fund will not enter into a repurchase agreement if, as a result, more than 10% of the value of its net assets would then be invested in repurchase agreements maturing in more than seven days and other securities which are considered illiquid.

Either Fund may enter into reverse repurchase agreements to obtain short-term liquidity. In such a transaction the Fund would sell a security to a purchaser and agree to repurchase the security in the future. The Funds will enter into reverse repurchase agreements only with dealers, banks or recognized financial institutions. These agreements are subject to the risk that the underlying security will decline in value during the period when the Fund is obligated to repurchase it. the Fund will not enter into any reverse repurchase agreement if, as a result, more 5% of its total assets would be subject to such obligations.

Securities Ratings. Income Fund emphasizes "investment grade" investments. At least 65% of the Income Fund's net assets will be invested in (1) obligations of the U.S. Government, its agencies, or instrumentalities and in (2) debt securities rated at the time of purchase in one of the three highest categories of Standard & Poor's Corporation (AAA, AA, or A) or Moody's Investors Service, Inc. (Aaa, Aa, or A) or, if not rated, judged to be of comparable quality by TMC. In addition, the Fund will not invest in any debt security rated at the time of purchase lower than BBB by Standard & Poor's or Baa by Moody's, or of equivalent quality as determined by TMC. Should the rating of a portfolio security be downgraded TMC will determine whether it is in the best interest of the Income Fund to retain or dispose of the security.

Securities rated BBB by Standard & Poor's or Baa by Moody's are neither highly protected nor poorly secured. These securities normally pay higher yields but involve potentially greater price variability than higher-quality securities. These securities are regarded as having adequate capacity to repay principal and pay interest, although adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to do so. Such securities may have speculative elements as well as investment-grade characteristics.

Income Fund's securities generally offer less current yield than securities of lower quality (rated below BBB/Baa) or longer maturity, but lower-quality securities generally have less liquidity. Both lower quality securities and longer maturity securities have greater credit and market risk, and consequently more price volatility than higher quality securities or shorter maturity securities.

Mortgage and Other Asset-Backed Securities. Income Fund may invest in mortgage-backed securities which are securities representing interests in pools of mortgage loans. The securities provide shareholders with payments consisting of both interest and principal as the mortgages in the underlying mortgage pools are paid off. Some mortgage-backed securities which the Fund may purchase will not be backed by the full faith and credit of the U.S. Government. Income Fund may also invest in securities representing interests in pools of certain consumer loans, such as automobile loans and credit card receivables. Variations in interest rates and other factors may result in prepayments of the loans underlying these securities, reducing the potential for capital appreciation and requiring reinvestment of the prepayment proceeds by the Fund at lower interest rates. Additionally, in periods of rising interest rates these securities may suffer capital depreciation because of decreased prepayments.

Municipal Securities. Income Fund may invest in municipal securities, which include obligations issued by states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities. Municipal securities may be "general obligation" bonds or "revenue bonds." General obligation bonds are backed by the credit of the issuing political subdivision or agency, and revenue bonds are repaid from the revenues derived from a specific project such as a waste treatment plant or stadium. Although investments in municipal obligations will be made subject to the Fund's emphasis on purchases of investment grade securities, municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. In addition, these obligations could become subject to actions by state legislatures or voter referenda extending the time for repayment of principal or imposing other constraints upon enforcement of the obligations or upon political subdivisions to levy taxes to pay the obligations.

Foreign Securities.

In addition to its investments in foreign securities, Income Fund may invest in instruments offered by brokers which combine forward contracts, options and securities in order to reduce foreign currency exposure. Income Fund may enter into multiple futures, options and foreign currency transactions or a combination of these transactions, instead of a single transaction, as part of a hedging strategy.

Investments in foreign securities involve special risks due to more limited information, higher brokerage costs, different accounting standards, thinner trading markets and the likely impact of foreign taxes on the yield from debt securities. They may also entail other risks, such as the possibility of one or more of the following: imposition of dividend or interest withholding or confiscatory taxes; currency blockages or transfer restrictions; expropriation, nationalization or other adverse political or economic developments; less government supervision and regulation of securities exchanges, brokers and listed companies; and the difficulty of enforcing obligations in other countries. Purchases of foreign securities are usually made in foreign currencies and, as a result, the Income Fund may incur currency conversion costs and may be affected favorably or unfavorably by changes in the value of foreign currencies against the U.S. dollar. Further, it may be more difficult for the Income Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the United States and foreign countries may be less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. The Income Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. These risks may be more acute in the case of developing countries.

Strategic Positions. Income Fund may use futures, options and other derivative instruments to "hedge" or protect its investments from adverse movements in securities prices and interest rates. Limited Term Income Fund may use currency hedging techniques, including forward currency contracts, to manage exchange rate risk. The Fund also may use these techniques to obtain potential gains, but no more than 5% of the Fund's assets will be committed to these techniques entered into for purposes other than bona fide hedging, risk management or portfolio management. The Fund believes that use of derivatives will benefit the Fund, but the Fund's performance could be reduced if TMC's judgment is incorrect. Risks resulting from the use of derivatives include:

  * the risk that interest rates or markets (including currency values) will not move in the direction the portfolio manager anticipates;
  * some futures and options markets may not always be liquid, and the Fund may not be able to close out a transaction without loss;
  * daily margin calls for futures contracts may create a greater risk of loss;
  * imperfect correlations may occur between the price of the derivative instrument and movement in the price of securities, interest rates or currencies being hedged;
  * inability to close out hedged positions may occur because of illiquidity or disruption in markets, or exchange-imposed limitations or restrictions;
  *  the other party to a transaction may not fulfill its obligations;
  * price changes in an instrument may result in a loss greater than the Fund's actual investment.

YEAR 2000

The inability of some computer systems to recognize dates after December 31, 1999 could cause some disruptions in the securities industry.

Thornburg Fund's Transfer Agent and Custody Bank National Financial Data Services/DST (Transfer Agent) and State Street Bank (Custodian) have been preparing for year 2000 conversion since 1988. Beta testing has been done using 1999/2000 conversions all the way out to 2009/2010 conversions (including leap year calculations). Firewalls have been built to isolate non-complaint third party transmissions and testing has begun with all third party electronic communicators. Detailed Y2K information is available over the Internet at www.dstsystems.com. DST's stated goal is to be Y2K Ready by the end of 1998.

The Funds' internal systems take no electronic downloads other than from DST Systems. We do, however, purchase information and research delivered electronically. We also use analytical programs provided by such vendors, e.g. bond analytics. Failure of such externally supplied services would impair our efficiency, and that of our entire industry. It would not, however, preclude our ability to analyze securities or monitor and adjust portfolios.

In addition, although we don't expect it to be the case, issuers of securities owned by the Funds might have difficulties that would delay or disrupt their payments of interest or dividends to the Funds.

DESCRIPTION OF POTENTIAL INVESTORS AND ADVANTAGES

Counsel to the Funds has advised that in their view shares of the Government Fund are a legal investment for, among other investors, commercial banks and credit unions chartered under the laws of the United States. This advice is based upon a review of this Prospectus and the Fund's Statement of Additional Information, and upon counsel's receipt of undertakings by TMC and the Government Fund respecting investment policies. In addition, the Government Fund believes that the Government Fund is currently a legal investment for savings and loan associations and commercial banks chartered under the laws of certain states.

Investment in a Fund relieves the investor of many investment management and administrative burdens usually associated with the direct purchase and sale of fixed income debt securities, otherwise consistent with that Fund's investment objectives and management policies. These include: (i) selection of portfolio investments; (ii) surveying the market for the best price at which to buy and sell; (iii) valuation of portfolio securities; (iv) selecting and scheduling of maturities and reinvestments; (v) receipt, delivery and safekeeping of securities; and (vi) portfolio recordkeeping.

In addition, each Fund gives smaller investors access to investments in certain obligations, such as GNMA certificates, which these smaller investors would not otherwise have because of the relatively high minimum purchase amounts for such securities. In the same regard, investment in a Fund permits the smaller investor to diversify an investment among a variety of obligations.

PORTFOLIO TURNOVER

Each Fund anticipates that its annual turnover rate normally will be less than 100%. A 100% turnover rate would occur, for example, if all of the securities held in the portfolio were sold and replaced within one year. TMC does not consider the portfolio turnover rate a limiting factor in making investment decisions for a Fund which are otherwise consistent with that Fund's investment objectives and management policies. However, a higher rate of portfolio turnover may result in increased transaction costs to that Fund, and could result in increased capital gains distributions to shareholders.

YOUR ACCOUNT

BUYING FUND SHARES IN GENERAL

Each Fund offers Class A and Class C shares. Each of a Fund's shares represents an equal, undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Funds receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents ("financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation ("TSC"), or through TSC in those states where TSC is registered. All orders are subject to acceptance, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Fund distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their financial advisors. Investors also may obtain information respecting the different classes of shares through their financial advisor or other person which is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value next determined after receipt of your order. The net asset value (NAV) is the value of a share, and is computed for each class by adding the value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). the sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to TMC of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested. If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.


                                                 Class A Shares
                                               Total Sales Charge
                                 As Percentage                 As Percentage
                               of Offering Price            of Net Asset Value
Less than $250,000.00              1.50%                           1.52%
$250,000 to 499,999.99             1.25%                           1.27%
$500,000 to 999,999.99             1.00%                           1.01%
$1,000,000 and up                  0.00%                           0.00%

SALES CHARGE REDUCTIONS AND WAIVERS FOR CLASS A SHARES

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent"
(LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table above, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

     A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

     AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Fund's Custody Bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

     CHARITABLE ORGANIZATIONS OR FOUNDATIONS, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds at no sales charge. TMC or TSC intend to pay a commission of up to 1/2 of 1% to financial advisors who place orders for these purchasers.

     CERTAIN EMPLOYEE BENEFIT PLANS and insurance company separate accounts used to fund annuity contracts may purchase shares of the Funds at no sales charge. TMC and TSC may pay a sales fee of up to 1/2 of 1% to financial advisors who place orders for these purchasers. If such a fee is paid, a contingent deferred sales charge of the same percentage will be imposed on redemptions within one year of purchase.

     EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who place orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

     CUSTOMERS of bank trust departments, companies with trust powers, investment dealers and investment advisors who charge fees for service, including investment dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

     INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

     THOSE PERSONS WHO ARE DETERMINED BY THE TRUSTEES OF THE FUNDS to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

     PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of a Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Fund without notice.

BUYING CLASS C SHARES

Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a 1% contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

Class C shares are charged higher annual expenses than Class A shares. If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.

OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
Regular Accounts          $5,000                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.
----------------------------------------------------------------------------

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200. If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. The CDSC is imposed upon the lower of the purchase price or net asset value at redemption for each share redeemed. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares of any Fund by telephone simply by calling a Fund Customer Service Representative. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Funds' Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to: NFDS
                                      c/o Thornburg Funds
                                      P.O. Box 419017
                                      Kansas City, MO 64141-6017

INTERNET REDEMPTION. You may redeem shares of any account other than retirement accounts by contacting Thornburg at its Website, www.thornburg.com and following the instructions.

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.

____________________________________________________________________________
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All Account Types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly as
 Send to: NFDS                                   their names appear on the
 c/o Thornburg Funds                             account, and must include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account number,
                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign the
                                                 letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian


By Telephone              All Account Types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption feature
                          Accounts               before using it.
                                                  * Minimum Wire $1,000
                                                  * Minimum Check $50.00

By Systematic Withdrawal  All Account Types      You must sign up for this
 Plan                                            feature to use it.
                                                  * Minimum Account Balance
                                                    $10,000
                                                  * Minimum Check $50.00

 Internet              All Account Types      www.thornburg.com
----------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS
The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

DISTRIBUTION OPTIONS
Each Fund earns interest from its investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

DIVIDENDS
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

CAPITAL GAIN
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on uncashed distribution checks.

TURNOVER AND CAPITAL GAINS
The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

FEDERAL TAXES
The Funds have elected and intend to continue qualification as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Distributions representing net investment income and net short-term capital gains will be taxable to the recipient shareholders as ordinary income, whether the distributions are actually taken in cash or are reinvested by the recipient shareholders in additional shares. Fund distributions will not be eligible for the dividends-received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains to the distributee shareholders, regardless of the length of time the shareholder has owned the shares, and whether received as cash or in additional shares.

Redemption or resale of shares by a shareholder will be a taxable transaction for federal income tax purposes, and the shareholder will recognize a gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount received on the redemption or resale. If the shares sold or redeemed are a capital asset, the gain or loss will be a capital gain or loss and will be long-term if the shares were held for more than one year.

Each shareholder will be notified annually by the shareholder's Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. A Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish that Fund with his or her taxpayer identification number, (ii) that Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies that Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

The tax discussion set forth above is for general information only, and relates primarily to tax consequences affecting individual shareholders. Prospective investors, and particularly persons who are not individuals, should consult their own tax advisers regarding the federal, state, local and other tax consequences to investors of investment in the Funds.

INVESTOR SERVICES
Thornburg Funds provide a variety of services to help you manage your account.

INFORMATION SERVICES
Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 am to 6:30 pm Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Thornburg Website. Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at: www.thornburg.com

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

INDIVIDUAL RETIREMENT ACCOUNTS AND RETIREMENT PLANS
Shares of the Funds may be purchased by retirement plans and in connection with individual retirement plans ("IRA's"). The purchase of shares may be limited by the governing instrument of any such plan. The minimum initial investment imposed by the Funds in connection with an IRA is $2,000.

A standardized IRA is available through TSC for individuals wishing to open an IRA. The cost to open an IRA under this program is $10, the annual fee is $10 for each Fund purchased through the IRA and, and the fee for a termination of the IRA or a rollover or transfer to a successor custodian is $10. State Street Bank and Trust Company, as custodian for the program, may amend the provisions of the IRA's opened through the program to assure continued qualification under the Internal Revenue Code or for other reasons.

If you are considering establishing a retirement plan or purchasing a Fund's shares in connection with a retirement plan, you should consult with your attorney or tax adviser with respect to plan requirements and tax aspects pertaining to you.

TRANSACTION SERVICES
Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for Class A shares of one of the Thornburg Income Funds.

If you are exchanging from one of the Funds covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of a Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page 27.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

TRANSACTION DETAILS
The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each class of shares of each Fund normally calculates its NAV (and offering price for Class A shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. Each Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require your Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that a Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Funds reserve the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions " on page __. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received and accepted. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Funds do not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered into sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to accept on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is accepted by the authorized broker or its designee.

The minimum account size is $1,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. The Fund will notify the shareholder before performing the redemption.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received in proper form. (Except that a CDSC will be deducted from Class C shares sold within one year of purchase, and a CDSC of 1/2 of 1% will be deducted from redemptions of Class A shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * Each Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * No interest or earnings will accrue or be paid on amounts represented by uncashed distribution or redemption checks.
 * Each Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. Each Fund may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

As a shareholder, you have the privilege of exchanging Class A shares of the Funds for Class A shares of other Thornburg Funds. However, you should note the following:

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange Class A shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 2% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgment, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

INVESTMENT ADVISER AND MANAGEMENT FEES

The Funds are managed by Thornburg Management Company, Inc., (TMC). TMC performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that TMC will select investments for the Fund, monitor those investments and the markets generally, and perform related services. TMC also performs administrative services specific to each class of shares of each Fund under an Administrative Service Agreement which requires TMC to supervise, administer and perform certain administrative services necessary for the maintenance of each class of shareholders. TMC's services are supervised by the Trust's Trustees.

For each of the Funds, TMC receives a management fee computed according to the tables below and paid monthly as a percentage of each Fund's average daily assets.

INVESTMENT MANAGEMENT FEE RATES
-----------
INCOME FUND
-----------
NET ASSETS                    ANNUAL RATE
----------                    -----------
0 to $500 million             .50%
$500 million to $1 billion    .45%
$1 billion to $1.5 billion    .40%
$1.5 billion to $2 billion    .35%
Over $2 billion               .275%
---------------
GOVERNMENT FUND
---------------
NET ASSETS                    ANNUAL RATE
----------                    -----------
0 to $1 billion               .375%
$1 billion to $2 billion      .325%
Over $2 billion               .275%

For the Funds' most recent fiscal year ended September 30, 1998, Government Fund and Income Fund paid an annual management fee of .375% and .50%, respectively, of average daily net assets.

Each Fund also pays to TMC an administrative services fee computed at an annual rate of .125% of the average daily net assets of Class A and Class C shares, payable monthly.

TMC was established in 1982. Today the Thornburg Funds include Thornburg Limited Term Municipal Fund - National Portfolio, Thornburg Limited Term Municipal Fund - California Portfolio, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund, and Thornburg Global Value Fund, in addition to the Funds described in this prospectus. The Thornburg Funds total approximately $2.2 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

Steven J. Bohlin, a Managing Director of TMC, is the portfolio manager of each of the Fund portfolios. He has held this responsibility since 1988 for the Government Fund and since the inception of the Income Fund in 1992. Mr. Bohlin is assisted by other employees of TMC in managing the Funds.

TMC may, from time to time, agree to waive its fees or to reimburse any Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund receiving these reimbursements for these expense reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers or reimbursement of expenses to a Fund will improve its performance, and repayment of waivers or reimbursements will reduce its performance. In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. Funds will not bear any costs of sales or promotion incurred in connection with the distribution of their shares, except as provided for under the service and distribution plans applicable to each Fund class, as described above under "Buying Fund Shares."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr., a Trustee and President of the Trust, is the controlling stockholder of both TMC and TSC.

Thornburg Funds provides shareholders account inquiry service 24 hours a day, 365 days a year, through its Audio Response telephone service. To reach Thornburg Funds for general information, please call 1-800-847-0200. If you would prefer to speak with a Thornburg Funds representative, please call during business hours and follow the simple instructions you will receive.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Funds' financial performance for the past five years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions for the fiscal years and periods shown. The information has been audited by McGladrey & Pullen, LLP, independent auditors, whose report, along with the Funds' financial statements, are included in the Funds' Annual Reports, which are available on request.


FINANCIAL HIGHLIGHTS

-------------------------
THORNBURG GOVERNMENT FUND
-------------------------
                                                                            FISCAL YEAR OR PERIOD
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                             Period
                                                                                                                             9/1/94
                                                                                                                              to
                                            Year Ended September 30:                     Year ended September 30:           9/30/94
                                             1998     1997     1996     1995     1994     1998     1997     1996     1995   <F(a)>
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------  -------
Net Asset Value, Beginning of Period        $12.31   $12.24   $12.40   $12.03   $12.92   $12.37   $12.29   $12.45   $12.08   $12.21

Net Investment Income                          .69      .75      .76      .75      .67      .64      .70      .71      .69      .06
Net Gains (or Losses) on Securities            .35      .07     (.16)     .37     (.89)     .34      .08     (.16)     .37     (.13)
   (Realized and Unrealized)                ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from Investment Operations             $1.04     $.82     $.60    $1.12    $(.22)    $.98     $.78     $.55    $1.06    $(.07)

Dividends (from Net Investment Income)        (.69)    (.75)    (.76)    (.75)    (.67)    (.64)    (.70)    (.71)    (.69)    (.06)
Distributions (from Capital Gains)             -        -        -        -        -        -        -        -        -        -
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total Distributions                           (.69)    (.75)    (.76)    (.75)    (.67)    (.64)    (.70)    (.71)    (.69)    (.06)

Net Asset Value, End of Period              $12.66   $12.31   $12.24   $12.40   $12.03   $12.71   $12.37   $12.29   $12.45   $12.08
Total Return <F(b)>                           8.75%    6.86%    4.92%    9.66%   (1.72)%   8.19%    6.49%    4.51%    9.07%   (.50)%

Net Assets, End of Period (000's omitted)  $129,312  133,711  139,510  142,849  177,439    6,446    4,299    2,780    2,217    1,005

Ratio of Expenses to Average Net Assets       (.97)%   (.97)%   (.99)%   (.99)%   (.95)%  (1.40)%  (1.40)%  (1.39)%  (1.52)% (1.63)%
   (After Expense Reductions)                                                                                                <F(c)>
Ratio of Net Income to Average Net Assets     5.61%    6.09%    6.11%    6.23%    5.38%    5.16%    5.65%    5.72%    5.68%    5.45%
   (After Expense Reductions)                                                                                                 <F(c)>

Portfolio Turnover Rate                      29.77%   41.10%   23.27%   28.31%   80.58%   29.77%   41.10%   23.27%   28.31%   80.58%

Ratio of Expenses to Average Net Assets       (.97)%   (.97)%   (.99)%   (.99)%   (.95)%  (1.70)%  (2.24)%  (2.35)%  (2.30)% (1.63)%
   (Before Expense Reductions)


---------------------
THORNBURG INCOME FUND
---------------------
                                                                            FISCAL YEAR OR PERIOD
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                             Period
                                                                                                                             9/1/94
                                                                                                                              to
                                            Year Ended September 30:                     Year ended September 30:           9/30/94
                                             1998     1997     1996     1995     1994     1998     1997     1996     1995   <F(a)>
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------  -------
Net Asset Value, Beginning of Period        $12.37   $12.23   $12.11   $11.83   $12.55   $12.34   $12.20   $12.08   $11.78   $11.92

Net Investment Income                          .72      .76      .76      .76      .67      .66      .71      .71      .70      .06
Net Gains (or Losses) on Securities            .13      .14      .12      .28     (.69)     .13      .14      .12      .30     (.14)
   (Realized and Unrealized)                ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total from Investment Operations              $.85     $.90     $.88    $1.04    $(.02)    $.79     $.85     $.83    $1.00    $(.08)

Dividends (from Net Investment Income)        (.72)    (.76)    (.76)    (.76)    (.67)    (.66)    (.71)    (.71)    (.70)    (.06)
Distributions (from Capital Gains)             -        -        -        -       (.03)     -        -        -        -        -
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------   ------
Total Distributions                           (.72)    (.76)    (.76)    (.76)    (.70)    (.66)    (.71)    (.71)    (.70)    (.06)

Net Asset Value, End of Period              $12.50   $12.37   $12.23   $12.11   $11.83   $12.47   $12.34   $12.20   $12.08   $11.78
Total Return <F(b)>                           7.08%    7.56%    7.54%    9.22%    (.14)%   6.65%    7.13%    7.12%    8.87%   (.72)%

Net Assets, End of Period (000's omitted)   $35,866   31,281   23,433   23,222   21,683    7,147    5,382    2,695    1,032      53

Ratio of Expenses to Average Net Assets       1.00%    1.00%     .95%     .83%     .66%    1.40%    1.40%    1.36%    1.36%  (1.20)%
   (After Expense Reductions)                                                                                                <F(c)>
Ratio of Net Income to Average Net Assets     5.81%    6.16%    6.31%    6.50%    5.51%    5.40%    5.76%    5.91%    6.03%    5.14%
   (After Expense Reductions)                                                                                                 <F(c)>

Portfolio Turnover Rate                      41.01%   13.87%   44.35%   43.12%   84.35%   41.01%   13.87%   44.35%   43.12%   84.35%

Ratio of Expenses to Average Net Assets       1.22%    1.27%    1.37%    1.48%    1.47%    1.80%    2.44%    3.20%    4.75%    1.20%
   (Before Expense Reductions)

       Footnotes to Financial Highlights Tables
<F(a)> Commencement of operations.
<F(b)> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F(c)> Annualized

ADDITIONAL INFORMATION

Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy,
Professional Association, Post Office Box 787, Santa Fe, New Mexico
87504-0787.

                            INVESTMENT ADVISER
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               DISTRIBUTOR
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 AUDITOR
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                CUSTODIAN
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              TRANSFER AGENT
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

<OUTSIDE BACK COVER>
The current Statement of Additional Information (SAI) for the Funds includes additional information about the Funds, and additional information about each Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

Shareholder inquiries and requests for copies of the Funds' SAI, annual and semiannual reports, and other Fund information may be made to Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. SAIs and annual and semiannual reports are furnished at no charge.

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. Neither Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200
                      email: postmaster@thornburg.com

Securities and Exchange Commission Investment Company Act of 1940 file number
                                  811-05201


<OUTSIDE FRONT COVER>
THORNBURG MUNICIPAL FUNDS
Prospectus
 June 1, 1999

The Thornburg Municipal Funds are separate investment portfolios ("Funds") offered through this combined prospectus by Thornburg Limited Term Municipal Fund, Inc. and Thornburg Investment Trust.



                       LIMITED TERM MUNICIPAL FUNDS

         (series of Thornburg Limited Term Municipal Fund, Inc.):
         Thornburg Limited Term Municipal Fund National Portfolio
                      ("Limited Term National Fund")
        Thornburg Limited Term Municipal Fund California Portfolio
                     ("Limited Term California Fund")

                     INTERMEDIATE TERM MUNICIPAL FUNDS

                  (series of Thornburg Investment Trust):
     Thornburg Intermediate Municipal Fund ("Intermediate National Fund")
               Thornburg Florida Intermediate Municipal Fund
                       ("Intermediate Florida Fund")
              Thornburg New Mexico Intermediate Municipal Fund
                      ("Intermediate New Mexico Fund")
               Thornburg New York Intermediate Municipal Fund
                       ("Intermediate New York Fund")












These Securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Fund shares involve investment risks (including possible loss of principal), and are not deposits or obligations of, or guaranteed or endorsed by, and are not insured by, any bank, the Federal Deposit insurance Corporation, the Federal Reserve Board, or any government agency.




NOT FDIC-INSURED                                           MAY LOSE VALUE
                                                        NO BANK GUARANTEE

                             TABLE OF CONTENTS

__          Limited Term National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Limited Term California Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate National Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate New Mexico Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate Florida Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Intermediate New York Fund
              Investment Goals
              Principal Investment Strategies
              Principal Risks of Investing in the Fund
              Past Performance of Fund
              Fees and Expenses

__          Management Discussion of Fund Performance and Index Comparisons

__          Additional Information About Fund Investments

__          Your Account - Buying Fund Shares

__          Selling Fund Shares

__          Investor Services, Transaction Services

__          Dividends and Distributions

__          Taxes

__          Transaction Details

__          Exchange Restrictions

__          Organization of the Funds

__          Investment Adviser

__          Financial Highlights

__          Additional Information

Limited Term National Fund

Investment Goals
----------------

The primary investment goal of Limited Term National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing in investment grade or equivalent municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.



Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Limited Term National Fund Annual Total Returns Class A Shares
---------------------------------------------------------------
15%

10%                                      9.97
     7.79        8.61        8.81
 5%        6.48        7.74                          5.47
                                               3.97
 0%
                                  (1.48)
-5
     1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

Year to date return, period ending 3/31/99:  0.57%.

Highest quarterly results for time period shown: 3.56% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.10)% (quarter ended
3/31/94).


Limited Term National Fund Average Annual Total Returns
-----------------------------------------------------
(periods ended 12/31/98)

                         One Year   Five Years  Ten Years  Since Inception
                         --------   ----------  ---------  ---------------
    Class A Shares         3.20%     6.78       6.01%      6.86% (9/28/84)
    Lehman Index           5.85%     5.36%      6.99%      7.67%

    Class C Shares         3.86%     N/A         N/A        4.76% (9/1/94)
    Lehman Index           5.85%     N/A         N/A        6.28%

FEES AND EXPENSES OF THE FUND

                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge (Load) imposed on            1.50%      none
     purchases (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.50%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

Annual Fund Operating Expenses (expenses that are deducted
------------------------------  from Fund assets)

Thornburg Limited Term Municipal Fund-National Portfolio
                                              Class A    Class C
     Management Fee                             .45%       .45%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .27%       .38%
                                                ----      -----
           Total Annual Operating Expenses      .97%      1.83%

Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class C other expenses, and Thornburg Securities Corporation intends to waive a portion of the Class C 12b-1 fees, so that actual Class C other expenses are .30%, actual Class C 12b-1 fees are .63%, and so that actual total Fund operating expenses are 1.38% for Class C shares. TMC's and TSC's reimbursement of expenses and waiver of these fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $248     $456     $602    $1,331
     Class C Shares      238      581    1,001     2,175

You would pay the following expenses if you did not redeem your shares:

                       1 Year  3 Years  5 Years  10 Years
                       ------  -------  -------  --------
     Class A Shares     $248     $456     $602    $1,331
     Class C Shares      188      581    1,002     2,175

Limited Term California Fund

Investment Goals
-----------------

The primary investment goal of Limited Term California Fund is to obtain as high a level of current income exempt from federal and California state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to longer intermediate and long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by California state and California state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in California or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in Municipal obligations originating in California. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal or California income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity normally less than five years. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in California, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Lehman Five-Year General Obligation Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Limited Term California Fund Annual Total Returns Class A Shares
-----------------------------------------------------------------

15%

10%                              8.21         10.27
     7.52          7.52   7.53                               5.84
 5%         6.77                                      4.81          4.97

 0%
                                       (2.13)
-5
     1989   1990   1991   1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99:  0.80%.

Highest quarterly results for time period shown: 3.77% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.08)% (quarter ended
3/31/94).

Limited Term California Fund Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/98)

                         One Year   Five Years  Ten Years  Since Inception
                         --------   ----------  ---------  ---------------
    Class A Shares         3.37%     4.25%       5.87%      5.90% (2/19/87)
    Lehman Index           5.85%     5.36%       6.99%      6.39%

    Class C Shares         4.46%     N/A         N/A        4.96% (9/1/94)
    Lehman Index           5.85%     N/A         N/A        6.28%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Limited Term Municipal Funds
                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge on Purchases                 1.50%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.50%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Limited Term Municipal Fund-California Portfolio
                                              Class A    Class C
     Management Fee                             .50%       .50%
     Distribution and Service (12b-1) Fees      .25%      1.00%
     Other Expenses                             .29%       .47%
                                                ----      -----
           Total Annual Operating Expenses     1.04%      1.97%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .63%, actual Class C other expenses are .27%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $255    $478     $720     $1,414
     Class C Shares       252     625    1,075      2,326

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $255    $478     $720     $1,414
     Class C Shares       202     625    1,075      2,326

Intermediate National Fund

Investment Goals
----------------

The primary investment goal of Intermediate National Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by states and state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. Dividends also will vary over time. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A and Class C share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate National Fund Annual Total Returns Class A Shares
------------------------------------------------------------

15%
            12.29        13.22
10%  9.81
                                               5.47
 5%
                                 4.45
 0%                                     0.72
                  (2.48)
-5
     1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99:  0.55%.

Highest quarterly results for time period shown: 4.91% (quarter ended
3/31/95)
Lowest quarterly results for time period shown: (3.33)% (quarter ended
3/31/94).

Intermediate National Fund Average Annual Total Returns
-------------------------------------------------------
(periods ended 12/31/98)

                         One Year   Five Years  Since Inception
                         --------   ----------  ---------------
    Class A Shares         3.34%     5.03%       6.95% (7/23/91)
    Merrill Lynch Index    6.83%     6.27%       7.48%

    Class C Shares         5.04%     N/A         6.04% (9/1/94)
    Merrill Lynch Index    6.83%     N/A         7.63%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A    Class C
                                                      -------    -------
     Maximum Sales Charge on Purchases                 2.00%      none
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*    0.60%**
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Intermediate Municipal Fund
                                                    Class A    Class C
                                                    -------    -------
     Management Fee                                   .50%       .50%
     Distribution and Service (12b-1) Fees            .25%      1.00%
     Other Expenses                                   .29%       .43%
                                                     -----      -----
            Total Annual Fund Operating Expenses     1.04%      1.93%

Expenses reflect rounding. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual Class C 12b-1 expenses are .60%, actual Class C other expenses are .30%, and actual total fund operating expenses for Class C are 1.40%. TMC's and TSC's waiver of fees and TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $526     $777     $1,458
     Class C Shares       258     613    1,054      2,283

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $526     $777     $1,458
     Class C Shares       198     613    1,054      2,283

Intermediate New Mexico Fund

Investment Goals
----------------

The primary investment goal of Intermediate New Mexico Fund is to obtain as high a level of current income exempt from federal and New Mexico state individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
--------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by the State of New Mexico and by New Mexico state agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. TMC actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its assets in obligations originating in New Mexico or issued by United States territories or possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in New Mexico. The Fund may invest up to 20% of its net assets in taxable securities which produce income not exempt from federal or New Mexico income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
---------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in New Mexico, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
-----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance. No figures are shown for Class C shares, which became available on ____________.

The sales charge for Class A shares is not reflected in the returns shown in the bar charts, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate New Mexico Fund Annual Total Returns Class A Shares
--------------------------------------------------------------
15%
            10.31        11.15
10%
     8.63                               6.49
 5%                                            4.89

 0%                              0.42

-5                (1.19)
     1992   1993   1994   1995   1996   1997   1998

Year to date return, period ending 3/31/99: 0.61%.

Highest quarterly results for time period shown: 4.43% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (2.91)% (quarter ended
3/31/94).

Intermediate New Mexico Fund Average Annual Total Returns
-------------------------------------------------------
(periods ending 12/31/98)

                         One Year    Five Years    Since Inception
                                                      (6/21/91)
                         --------    ----------    --------------
    Class A Shares         2.81%       4.46%          6.29%
    M-L Bond Index         6.83%       6.27%          7.32%

FEES AND EXPENSES OF THE FUND

SHAREHOLDER FEES (Fees paid directly from your investment)

                                               Class A    Class C
                                               -------    -------
Maximum Sales Charge on Purchases               2.00%      0.00%
 (as a percentage of offering price)
Maximum Deferred Sales Charge on Redemptions    0.50%*     0.60%**
 (as a percentage of redemption proceeds or
  original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.
** Imposed only on redemptions of Class C shares within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New Mexico Intermediate Municipal Fund
                                                    Class A   Class C
                                                    -------   -------
     Management Fee                                   .50%      .50%
     Distribution and Service (12b-1) Fees            .25%     1.00%
     Other Expenses                                   .26%      .43%
                                                     -----     -----
            Total Annual Fund Operating Expenses     1.01%     1.93%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .25%, and actual total fund operating expenses are 1.00%. TMC and Thornburg Securities Corporation (TSC) intend to waive a portion of the Class C 12b-1 fees, and TMC intends to reimburse a portion of the Class C other expenses, so that actual class C 12b-1 expenses are .50, actual Class C other expenses .30, and actual total fund operating expenses for Class C are 1.30%. Reimbursement of expenses and waivers of fees may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $517     $751     $1,423
     Class C Shares       198     613    1,054      2,283

You would pay the following expenses if you did not redeem your shares:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $304    $517     $751     $1,423
     Class C Shares       148     613    1,054      2,283

Intermediate Florida Fund

Investment Goals
----------------

The primary investment goal of Intermediate Florida Fund is to obtain as high a level of current income exempt from federal individual income tax as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The Fund also seeks exemption of its shares from the Florida "intangibles" tax on securities owned by individuals. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by the State of Florida and Florida State agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may preclude the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its total assets in municipal obligations originating in Florida or issued by United States territories and possessions. As a matter of fundamental policy, the Fund invests at least 65% of its total assets in municipal obligations originating in Florida. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in its share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
-----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in Florida, the Fund's share value may be more sensitive to adverse political or economic developments in that state. A portion of the Fund's dividends may be subject to the federal alternative minimum tax. The loss of money is a risk of investing in the Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in the Fund is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table do reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate Florida Fund Annual Total Returns Class A Shares
-----------------------------------------------------------
15%
     12.19
10%
                    7.28
 5%                       5.81
            4.67
 0%

-5
     1995   1996   1997   1998

Year to date return, period ending 3/31/99:  0.60%.

Highest quarterly results for time period shown: 4.68% (quarter ended
3/31/95).
Lowest quarterly results for time period shown: (3.09)% (quarter ended
3/31/94).

Intermediate Florida Fund Average Annual Total Returns
----------------------------------------------------
(periods ended 12/31/98)

                         One Year        Since Inception
                                             (2/1/94)
                         --------        --------------
    Class A Shares         3.08%             4.99%
    M-L Bond Index         6.83%             6.18%

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg Florida Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .36%
                                                     -----
            Total Annual Fund Operating Expenses     1.11%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse a portion of the Class A other expenses, so that actual Class A other expenses are .23%, and actual total fund operating expenses are .98%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $311    $458     $804     $1,538

Intermediate New York Fund

Investment Goals
----------------

The primary investment goal of Intermediate New York Fund is to obtain as high a level of current income exempt from federal, New York State and New York City individual income taxes as is consistent, in the view of the Fund's investment adviser, with preservation of capital. The secondary goal of the Fund is to reduce expected changes in its share price compared to long-term bond portfolios. The Fund's primary and secondary goals are fundamental policies, and may not be changed without a majority vote of the Fund's shareholders.

Principal Investment Strategies
-------------------------------

The Fund pursues its primary goal by investing principally in municipal obligations issued by New York State and by New York State agencies, local governments and their agencies and by certain United States territories and possessions. Thornburg Management Company, Inc. (TMC) actively manages the Fund's portfolio, and investment decisions are based upon general economic and financial trends, outlooks for interest rates and securities markets, the supply of debt securities, and analysis of specific securities. The Fund invests in obligations which are rated as investment grade or, if unrated, which are issued by obligors which have comparable investment grade obligations outstanding or which are deemed by TMC to be comparable to obligors with outstanding investment grade obligations.

The Fund seeks to enhance its income by taking advantage of yield disparities, trends or other factors in the fixed income markets. Although the Fund ordinarily will acquire securities for investment rather than for realization of gains on market fluctuations, it may dispose of any security prior to its scheduled maturity to enhance income or reduce loss, to change the portfolio's average maturity, or to otherwise respond to current market conditions. The objective of preserving capital may prevent the Fund from obtaining the highest yields available.

The Fund normally invests 100% of its net assets in municipal obligations. As a fundamental policy, the Fund normally invests at least 80% of its assets in municipal obligations. Under normal conditions the Fund invests 100% of its total assets in Municipal obligations originating in New York or issued by United States territories and possessions, and as a matter of fundamental policy, invests at least 65% of its total assets in municipal obligations originating in New York. The Fund may invest up to 20% of its net assets in taxable securities which would produce income not exempt from federal or New York income tax. These investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. The Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions.

Because the magnitude of changes in value of interest bearing obligations is greater for obligations with longer terms, the Fund seeks to reduce changes in its share value by maintaining a portfolio of investments with a dollar-weighed average maturity of normally three to ten years. During temporary periods the Fund's portfolio maturity may be reduced for defensive purposes. There is no limitation on the maturity of any specific security the Fund may purchase. The Fund may dispose of any security before it matures. The Fund also attempts to reduce changes in it share value through credit analysis, selection and diversification.

Principal Risks of Investing in the Fund
----------------------------------------

The value of the Fund's shares and its dividends will fluctuate in response to changes in interest rates. When interest rates increase, the value of the Fund's investments declines and the Fund's share value is reduced.
When interest rates decline, the value of the Fund's investments increases. During periods of declining interest rates the Fund's dividends decline. The value of Fund shares also could be reduced if municipal obligations held by the Fund were downgraded by rating agencies, or went into default, or if legislation or other government action reduces the ability of issuers to pay principal and interest when due or changes the tax treatment of interest on municipal obligations. Because the Fund invests primarily in obligations originating in New York, the Fund's share value may be more sensitive to adverse economic or political developments in that state. A portion of the Fund's dividends could be subject to the federal alternative minimum tax. The loss of money is a risk of investing in a Fund, and when you sell your shares they may be worth more or less than what you paid for them.

An investment in a Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund is a nondiversified investment company, and means that it may invest a greater proportion of its assets in the securities of a single issuer. This may be riskier, because a default or other adverse condition affecting such an issuer could cause the Fund's share price to decline to a greater degree.

Past Performance of the Fund
----------------------------

The following information provides some indication of the risks of investing in the Fund by showing how the Fund's investment results vary. The bar chart shows annual total returns for Class A shares, and the average annual total return figures compare Class A share performance to the Merrill Lynch Municipal (7-12 years) Bond Index, a broad measure of market performance.

The sales charge for Class A shares is not reflected in the returns shown in the bar chart, and the returns would be less if the charge was taken into account. The figures shown in the average annual total return table does reflect maximum sales charges imposed, assuming a redemption at the end of each period shown. Performance in the past is not necessarily an indication of how the Fund will perform in the future.

<The following are presented as bar graphs in the Prospectus>
Intermediate New York Fund Annual Total Returns Class A Shares
-------------------------------------------------------------

15%

10%

 5%   5.88

 0%

-5
      1998

Year to date return, period ending 3/31/99: 0.02%.

Highest quarterly results for time period shown: 2.61% (quarter ended
9/30/98).
Lowest quarterly results for time period shown: 0.42% (quarter ended
12/31/98).

Intermediate New York Fund Average Annual Total Returns
------------------------------------------------------
(periods ended 12/31/98)

                         One Year    Since Inception
                                        (9/4/97)
                         --------    --------------
    Class A Shares         3.75%        5.23%
    M-L Bond Index         6.83%        8.21%

FEES AND EXPENSES OF THE FUND

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (Fees paid directly from your investment)

                                                      Class A
                                                      -------
     Maximum Sales Charge on Purchases                 2.00%
     (as a percentage of offering price)
     Maximum Deferred Sales Charge on Redemptions      0.50%*
     (as a percentage of redemption proceeds or
      original purchase price, whichever is lower)
 * Imposed only on redemptions of purchases greater than $1 million in the event of a redemption within 12 months of purchase.

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)

Thornburg New York Intermediate Municipal Fund
                                                    Class A
                                                    -------
     Management Fee                                   .50%
     Distribution and Service (12b-1) Fees            .25%
     Other Expenses                                   .44%
                                                     -----
            Total Annual Fund Operating Expenses     1.19%

Expenses reflect rounding and are restated to reflect current expenses. Thornburg Management Company, Inc. (TMC) intends to reimburse the Class A other expenses, so that actual Class A other expenses are 0%, and actual total fund operating expenses are .75%. TMC's reimbursement of expenses may be terminated at any time.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        1 Year  3 Years  5 Years  10 Years
                        ------  -------  -------  --------
     Class A Shares      $320    $573      $846    $1,629

MANAGEMENT DISCUSSION OF FUND PERFORMANCE AND INDEX COMPARISONS

The graphs on the next page compare how $10,000 would have appreciated if invested in shares of the named Fund, a broad based securities market index, and the Consumer Price Index, a general measure of inflation. The table accompanying each graph shows average annual total return for the Fund for the designated period. Class A total return figures assume an investment of $10,000 at the public offering price for purchases up to $10,000; Class C total return figures assume an investment of $10,000.

Comparison of Fund performance to widely used indices is imperfect, because the indices do not reflect the laddered maturity strategy each Fund uses. Each index shown attempts to model the total return of a constant maturity bond portfolio, including bonds from throughout the United States. Each index also assumes no trading costs for buying and selling bonds, no custodial or accounting costs, and coupons are immediately reinvested at no transactional cost. Consequently, the reader should remain aware of the inherent limitations in comparing a theoretical index to actual results of a Fund portfolio.

Each Fund "ladders" or arrays the maturities of its bonds. The Limited Term Municipal Funds maintain a weighted average maturity using this technique which is normally no more than five years, while the Intermediate Municipal Funds' weighted average maturity is normally three to ten years.

In general, interest rates have continued, with some fluctuations, to decline over the one-year period ended September 30, 1998. Interest rates have dropped more for intermediate-term bonds than for short-term bonds or long-term bonds, leading to a flatter yield curve. For instance, 30-year treasury bond yields fell 1.43% to 4.97% while five-year bond yields fell 1.76% to 4.21% and one-year bond yields dropped 1.03% to 4.39%.

The municipal bond market, facing the largest volume of supply in several years, has underperformed the treasury bond market. Thirty-year AA-rated municipal bond yields declined by 0.38% to 4.89% over the one-year period ended September 30, 1998. Meanwhile, five-year AA-rated municipal yields declined by 0.44% to 3.88% and ten-year AA-rated municipal bond yields declined by 0.45% to 4.25%. These yield declines have caused price increases of 1.61% and 3.34% for the five-year and ten-year bonds, respectively. Over the same one-year period, the net asset values of Limited Term National and California Portfolios have increased 0.97% and 1.68%, respectively. The net asset values of the Intermediate National Fund has similarly increased by 2.30%. While the net asset values of all the Funds rose over the period described, the dividend yields of all declined slightly. If interest rates continue to fall, the net asset values of all the Funds should continue to rise, but the dividend yields would be expected to decrease.

LIMITED TERM NATIONAL FUND

Index Comparison

Compares performance of the Limited Term National Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for the periods ending June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.1 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <The following tables appear as side-by-side graphs in the prospectus.>
Class A Shares
        FUND       Lehman         CPI
       A Shares    Government
       --------    ----------   ---------
 9/84  $ 9,746     $10,000      $10,000
12/84    9,928      10,448       10,151
 3/85   10,232      10,852       10,283
 6/85   10,677      11,400       10,355
 9/85   10,747      11,355       10,417
12/85   11,226      11,741       10,564
 3/86   11,739      12,628       10,522
 6/86   11,842      12,636       10,553
 9/86   12,177      13,103       10,616
12/86   12,471      13,447       10,702
 3/87   12,741      13,755       10,852
 6/87   12,656      13,629       10,983
 9/87   12,683      13,347       11,104
12/87   12,988      13,857       11,204
 3/88   13,402      14,289       11,294
 6/88   13,589      14,350       11,430
 9/88   13,838      14,514       11,545
12/88   14,013      14,601       11,649
 3/89   14,168      14,559       11,789
 6/89   14,580      15,244       11,955
 9/89   14,783      15,421       12,027
12/89   15,105      15,881       12,172
 3/90   15,239      15,959       12,404
 6/90   15,524      16,316       12,529
 9/90   15,715      16,488       12,781
12/90   16,085      17,034       12,948
 3/91   16,400      17,402       13,026
 6/91   16,704      17,706       13,117
 9/91   17,073      18,336       13,222
12/91   17,470      18,952       13,355
 3/92   17,628      18,904       13,435
 6/92   18,107      19,519       13,543
 9/92   18,509      20,010       13,624
12/92   18,822      20,328       13,747
 3/93   19,341      20,808       13,858
 6/93   19,780      21,298       13,941
 9/93   20,264      21,761       14,011
12/93   20,481      22,028       14,123
 3/94   20,050      21,332       14,208
 6/94   20,225      21,619       14,293
 9/94   30,324      21,784       14,408
12/94   20,178      21,713       14,466
 3/95   20,896      22,677       14,582
 6/95   21,390      23,254       14,713
 9/95   21,755      23,890       14,772
12/95   22,190      24,327       14,861
 3/96   22,232      24,403       15,010
 6/96   22,374      24,510       15,116
 9/96   22,703      24,909       15,237
12/96   23,070      25,452       15,374
 3/97   23,150      25,411       15,451
 6/97   23,595      26,044       15,498
 9/97   24,007      26,612       15,591
12/97   24,332      27,102       15,653
 3/98   24,552      27,420       15,669
 6/98   24,787      27,698       15,763

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 6/30/98):  2.46%
Five Years:  4.09%
Ten Years:   5.92%
From Inception (9/28/84):  6.82%

         FUND       Lehman        CPI
       C Shares    Government
       --------    ----------   ---------
 8/94  $10,000     $10,000      $10,000
 9/94    9,952       9,925       10,020
10/94    9,894       9,869       10,030
11/94    9,792       9,806       10,040
12/94    9,858       9,893       10,060
 1/95    9,969       9,988       10,090
 2/95   10,120      10,132       10,110
 3/95   10,193      10,293       10,141
 4/95   10,245      10,321       10,171
 5/95   10,405      10,547       10,202
 6/95   10,425      10,556       10,232
 7/95   10,483      10,703       10,243
 8/95   10,550      10,812       10,263
 9/95   10,586      10,844       10,273
10/95   10,663      10,890       10,304
11/95   10,740      10,982       10,314
12/95   10,786      11,043       10,335
 1/96   10,848      11,174       10,376
 2/96   10,838      11,136       10,408
 3/96   10,788      11,077       10,439
 4/96   10,786      11,060       10,470
 5/96   10,808      11,047       10,501
 6/96   10,847      11,125       10,512
 7/96   10,910      11,199       10,544
 8/96   10,932      11,222       10,565
 9/96   11,004      11,307       10,596
10/96   11,067      11,412       10,628
11/96   11,163      11,570       10,660
12/96   11,161      11,553       10,692
 1/97   11,192      11,584       10,703
 2/97   11,257      11,667       10,735
 3/97   11,197      11,535       10,746
 4/97   11,228      11,592       10,756
 5/97   11,309      11,719       10,767
 6/97   11,391      11,822       10,778
 . . .
 9/97   11,578      12,080       10,843
12/97   11,723      12,302       10,886
 3/98   11,817      12,446       10,897
 6/98   11,927      12,573       11,229

Average Annual Total Returns
C Shares One Year (12 mos. ended 6/30/98):  4.70%
From Inception (9/1/94):  4.71%


LIMITED TERM CALIFORNIA FUND

Index Comparison

Compares performance of the Limited Term California Fund, the Lehman 5-Year General Obligation Bond Index and the Consumer Price Index for periods ending June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 5.0 years and 4.8 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as two side-by-side graphs in the prospectus>

Class A Shares                           Class C Shares
         FUND       Lehman       CPI              FUND       Lehman       CPI
       A Shares    Government                   C Shares    Government
       --------    ----------  -------          --------    ----------  -------
 1/87  $ 9,750     $10,000     $10,000    8/94  $10,000     $10,000     $10,000
 3/87    9,786      10,034      10,080    9/94    9,950       9,925      10,020
 6/87    9,857       9,942      10,202   10/94    9,887       9,869      10,030
 9/87    9,924       9,737      10,314   11/94    9,792       9,806      10,040
12/87   10,100      10,108      10,407   12/94    9,818       9,893      10,060
 3/88   10,375      10,424      10,491    1/95    9,926       9,988      10,090
 6/88   10,557      10,469      10,617    2/95   10,099      10,132      10,110
 9/88   10,733      10,588      10,724    3/95   10,164      10,293      10,141
12/88   10,885      10,651      10,820    4/95   10,231      10,321      10,171
 3/89   10,994      10,620      10,951    5/95   10,380      10,547      10,202
 6/89   11,313      11,121      11,105    6/95   10,398      10,556      10,232
 9/89   11,469      11,249      11,172    7/95   10,441      10,703      10,243
12/89   11,704      11,585      11,306    8/95   10,509      10,812      10,263
 3/90   11,814      11,642      11,522    9/95   10,561      10,844      10,273
 6/90   12,009      11,902      11,638   10/95   10,640      10,890      10,304
 9/90   12,140      12,028      11,872   11/95   10,719      10,982      10,314
12/90   12,496      12,426      12,027   12/95   10,756      11,043      10,335
 3/91   12,707      12,694      12,099    1/96   10,833      11,174      10,376
 6/91   12,904      12,916      12,184    2/96   10,828      11,136      10,408
 9/91   13,121      13,376      12,282    3/96   10,781      11,076      10,439
12/91   13,436      13,825      13,405    4/96   10,793      11,060      10,470
 3/92   13,566      17,790      12,480    5/96   10,805      11,047      10,502
 6/92   13,950      14,239      12,580    6/96   10,861      11,125      10,512
 9/92   14,261      14,597      12,655    7/96   10,925      11,199      10,544
12/92   14,448      14,829      12,770    8/96   10,953      11,222      10,565
 3/93   14,813      15,179      12,872    9/96   11,017      11,307      10,596
 6/93   15,116      15,537      12,949   10/96   11,089      11,412      10,628
 9/93   15,437      15,874      13,014   11/96   11,189      11,570      10,660
12/93   15,634      16,069      13,119   12/96   11,174      11,553      10,692
 3/94   15,308      15,562      13,197    1/97   11,195      11,584      10,703
 6/94   15,474      15,771      13,277    2/97   11,260      11,667      10,735
 9/94   15,495      15,891      13,383    3/97   11,200      11,535      10,746
12/94   15,300      15,839      13,437    4/97   11,228      11,592      10,756
 3/95   15,877      16,542      13,545    5/97   11,328      11,719      10,767
 6/95   16,266      16,964      13,667    6/97   11,410      11,822      10,778
 9/95   16,549      17,427      13,722    7/97   11,564      12,036      10,799
12/95   16,871      17,746      13,804    8/97   11,521      11,972      10,821
 3/96   16,927      17,802      13,943    9/97   11,613      12,080      10,843
 6/96   17,670      17,880      14,040   10/97   11,641      12,154      10,864
 9/96   17,332      18,171      14,153   11/97   11,679      12,192      10,875
12/96   17,597      18,567      14,281   12/97   11,789      12,302      10,886
 3/97   17,655      18,537      14,352    1/98   11,854      12,410      10,886
 6/97   18,004      18,999      14,395    2/98   11,883      12,425      10,897
 9/97   18,342      19,413      14,482    3/98   11,893      12,446      10,897
12/97   18,625      19,771      14,540    4/98   11,857      12,387      10,919
 3/98   18,808      20,002      14,555    5/98   11,959      12,534      10,951
 6/98   19,006      20,206      14,642    6/98   11,997      12,573      10,962

Average Annual Total Returns             Average Annual Total Returns
  (at max. offering price)
A Shares One Year (12 mos. ended         C Shares One Year (12 mos. ended
   6/30/98):  2.90%                         6/30/98):  5.14%
Five Years:  4.16%                       From Inception (9/1/94): 4.87%
Ten Years:   5.79%
From Inception (2/19/87):  5.81%

INTERMEDIATE NATIONAL FUND

Index Comparison

Compares performance of the Intermediate National Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, for periods ending September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and A+, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 8.4 years, respectively. Class C shares became available on September 1, 1994. Past performance of the Index and the Fund may not be indicative of future performance.

        <appears as two graphs side-by-side in the prospectus>
Class A Shares                           Class C Shares
         FUND       ML Muni      CPI              FUND       ML Muni     CPI
       A Shares    7-12 Yrs.                    C Shares    7-12 Yrs.
       --------    ---------   -------          --------    ---------  --------
 6/91  $ 9,648     $10,000     $10,000
 9/91    9,819      10,428      10,080
12/91   10,099      10,647      10,181
 3/92   10,207      10,593      10,243
 6/92   10,586      10,982      10,325
 9/92   10,876      11,220      10,387
12/92   11,090      11,440      10,480
 3/93   11,496      11,834      10,565
 6/93   11,847      12,164      10,628
 9/93   12,291      12,456      10,681
12/93   12,453      12,682      10,767
 3/94   12,039      12,114      10,832
 6/94   12,160      12,187      10,897    8/94  $10,000     $10,000     $10,000
 9/94   12,244      12,306      10,984    9/94    9,903       9,848      10,020
12/94   12,145      12,227      11,028   12/94    9,813       9,785      10,060
 3/95   12,742      12,860      11,117    3/95   10,286      10,291      10,141
 6/95   13,066      13,334      11,217    6/95   10,530      10,671      10,232
 9/95   13,365      13,573      11,262    9/95   10,754      10,862      10,273
12/95   13,751      14,054      11,330   12/95   11,052      11,247      10,335
 3/96   13,699      14,059      11,443    3/96   11,000      11,251      10,439
 6/96   13,814      14,107      11,524    6/96   11,082      11,290      10,512
 9/96   14,120      14,398      11,616    9/96   11,307      11,523      10,596
12/96   14,363      14,762      11,721   12/96   11,499      11,814      10,692
 3/97   14,413      14,729      11,779    3/97   11,528      11,787      10,746
 6/97   14,772      15,218      11,815    6/97   11,803      12,179      10,778
 9/97   15,094      15,682      11,886    9/97   12,048      12,550      10,843
12/97   15,397      16,087      11,933   12/97   12,227      12,874      10,886
 3/98   15,567      16,276      11,945    3/98   12,391      13,025      10,897
 6/98   15,759      16,508      12,017    6/98   12,541      13,211      10,962
 9/98   16,162      17,104      12,065    9/98   12,839      13,688      11,006

Average Annual Total Returns             Average Annual Total Returns
   (at max. offering price)
A Shares One Year (12 mos. ended         C Shares One Year (12 mos. Ended
   9/30/98):  3.32%                         9/30/98):  6.57%
5 Years:  4.88%                          From Inception (9/1/94): 6.31%
From Inception (7/23/91):  6.90%  </TABLE

INTERMEDIATE NEW MEXICO FUND

Index Comparison

Compares performance of the Intermediate New Mexico Fund, the Merrill Lynch
Municipal Bond (7-12 year) Index and the Consumer Price Index, June 18, 1991 to September 30, 1998. On March 31, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 7.0 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.


        <This appears as a graph in the prospectus.>
         FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 5/91  $ 9,650     $10,000     $10,000
 9/91    9,957      10,375      10,100
12/91   10,260      10,593      10,202
 3/92   10,329      10,539      10,263
 6/92   10,686      10,926      10,345
 9/92   10,950      11,162      10,408
12/92   11,145      11,381      10,501
 3/93   11,490      11,773      10,586
 6/93   11,789      12,102      10,649
 9/93   12,150      12,392      10,703
12/93   12,294      12,617      10,788
 3/94   11,936      12,052      10,853
 6/94   12,012      12,125      10,919
 9/94   12,119      12,243      11,006
12/94   12,059      12,164      11,050
 3/95   12,593      12,794      11,139
 6/95   12,859      13,266      11,239
 9/95   13,100      13,504      11,284
12/95   13,404      13,982      11,352
 3/96   13,358      13,987      11,466
 6/96   13,450      14,035      11,547
 9/96   13,713      14,325      11,639
12/96   13,967      14,687      11,744
 3/97   14,012      14,653      11,803
 6/97   14,305      15,141      11,838
 9/97   14,606      15,602      11,910
12/97   14,874      16,005      11,957
 3/98   15,012      16,193      11,969
 6/98   15,203      16,424      12,041
 9/98   15,494      17,016      12,089

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 9/30/98): 1.25%
5 Years:  4.14%
From Inception (6/21/91):  6.07%

INTERMEDIATE FLORIDA FUND

Index Comparison

Compares performance of Intermediate Florida Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, February 1, 1994 to September 30, 1998. On September 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA+, respectively, and the weighted average portfolio maturities of the Index and the Fund were
9.5 years and 8.5 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
 1/94  $ 9,648     $10,000     $10,000
 2/94    9,568       9,726      10,030
 3/94    9,350       9,466      10,060
 6/94    9,481       9,524      10,121
 9/94    9,557       9,617      10,202
12/94    9,492       9,555      10,243
 3/95    9,936      10,049      10,325
 6/95   10,148      10,420      10,418
 9/95   10,342      10,607      10,460
12/95   10,595      10,982      10,523
 3/96   10,607      10,987      10,628
 6/96   10,716      11,024      10,703
 9/96   10,897      11,252      10,789
12/96   11,090      11,536      10,886
 3/97   11,153      11,510      10,940
 6/97   11,387      11,892      10,973
 9/97   11,665      12,255      11,039
12/97   11,897      12,572      11,083
 3/98   12,011      12,719      11,095
 6/98   12,168      12,901      11,161
 9/98   12,437      13,366      11,206

Average Annual Total Returns (at max. offering price)
A Shares One Year (12 mos. ended 9/30/98):  2.89%
From Inception (2/01/94):  4.79%

INTERMEDIATE NEW YORK FUND

Index Comparison

Compares performance of Intermediate New York Fund, the Merrill Lynch Municipal Bond (7-12 year) Index and the Consumer Price Index, September 4, 1997 to June 30, 1998. On June 30, 1998, the weighted average securities ratings of the Index and the Fund were AA and AA-, respectively, and the weighted average portfolio maturities of the Index and the Fund were 9.5 years and 10 years, respectively. Past performance of the Index and the Fund may not be indicative of future performance.

        <This appears as a graph in the prospectus.>
        FUND       ML Muni       CPI
       A Shares    7-12 Yrs.
       --------    ---------   ---------
9/4/97  10,000      10,000      10,000
 9/97   11,153      11,510      10,940
10/97   11,387      11,892      10,973
11/97   11,665      12,255      11,039
12/97   11,897      12,572      11,083
 . . .
 3/98   12,011      12,719      11,095
 6/98   12,168      12,901      11,161

Average Annual Total Returns (at max. offering price)
From Inception (9/04/97):  1.03%

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS

Municipal Obligations

Municipal obligations are obligations bearing interest exempt from federal income taxes, which are issued by or on behalf of states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities. Municipal obligations include notes (including tax-exempt commercial paper), bonds, municipal leases and participation interests in these obligations. Interest on Municipal Obligations may be subject to the alternative minimum tax or state income taxes.

The yields on municipal obligations are dependent on a variety of factors, including the condition of the general money market and the municipal obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The market value of outstanding municipal obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Variations in market value of municipal obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of that Fund's shares. Municipal obligations often grant the issuer the option to pay off the obligation prior to its final maturity. Prepayment of municipal obligations may reduce the expected yield on invested funds, the net asset value of a Fund, or both if interest rates have declined below the level prevailing when the obligation was purchased. If interest rates have declined, reinvestment of the proceeds from the prepayment of municipal obligations may result in a lower yield to a Fund. In addition, the federal income tax treatment of gains from market discount as ordinary income may increase the price volatility of municipal obligations.

Obligations of issuers of municipal obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the United States Bankruptcy Code. In addition, the obligations of such issuers may become subject to the laws enacted in the future by Congress, state legislatures or referenda extending the time for payment of principal or interest, or imposing other constraints upon enforcement of such obligations or upon municipalities to levy taxes. There is also the possibility that, as a result of legislation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal obligations may be materially and adversely affected.

Variable Rate Securities; Inverse Floaters; And Demand Instruments

The Funds may purchase variable rate municipal obligations. These variable rate securities bear rates of interest that are adjusted periodically according to formulas intended to reflect market rates of interest, and these may include "inverse floaters," whose rates vary inversely with changes in market rates of interest. The values of inverse floaters will tend to be more volatile than fixed rate municipal securities having similar credit quality, redemption provisions, and maturity. Each Fund also may purchase variable rate demand instruments and also may purchase fixed rate municipal demand instruments either in the public market or privately from banks, insurance companies and other financial institutions. These instruments provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to the final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument.

Municipal Leases

Each Fund may invest in municipal leases. These obligations are used by state and local governments to acquire a wide variety of equipment and facilities. Many such obligations include "non-appropriation" clauses which provide that the governmental issuer has no obligation to make payments unless money is appropriated for that purpose. If an issuer stopped making payment on a municipal lease held by a Fund, the lease would lose some or all of its value. Often, a Fund will not hold the obligation directly, but will purchase a "participation interest" in the obligation, which gives the Fund an undivided interest in the underlying municipal lease.

Securities Ratings And Credit Quality

Each Fund's assets will normally consist of (1) municipal obligations (including municipal leases) or participation interests therein that are rated at the time of purchase within the four highest grades by Moody's Investors Service ("Moody's"), Fitch Investors Service ("Fitch"), or Standard & Poor's Corporation ("S&P"), (2) municipal obligations (including municipal leases) or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades (Baa or BBB or better) by Moody's or S&P or Fitch or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) cash. Securities rated in the described categories are described as "investment grade," and are regarded as having a capacity to pay interest and repay principal that varies from "extremely strong" to "adequate." According to S&P, for example, BBB bonds normally exhibit adequate protection parameters, although adverse economic conditions or other changes are more likely to lead to a weakened capacity compared to higher rated categories, and AAA bonds exhibit extremely strong capacity. Securities rated Baa are regarded by Moody's as having some speculative characteristics. Securities rated BBB by Fitch are considered to have adequate capacity, although adverse changes in economic conditions and circumstances are more likely to have an adverse impact than for higher rated categories. Please see the Statement of Additional Information for Thornburg Investment Trust - Intermediate Municipal Funds or the Statement of Additional Information for Thornburg Limited Term Municipal Fund, Inc. for detailed descriptions of these ratings.

Investments in municipal obligations may also include (i) variable rate demand instruments that are rated within the two highest grades of either rating agency or, if unrated, are deemed by TMC to be of high quality and minimal credit risk, (ii) tax-exempt commercial paper that is rated within the two highest grades of a rating agency, and (iii) municipal notes that are rated within the two highest grades of a rating agency or, if unrated, are deemed by TMC to be of comparable quality to such rated municipal notes. To the extent that unrated municipal obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated municipal obligations at disadvantageous prices without regard to the obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

Credit ratings do not reflect the risk that market values of municipal obligations will fluctuate with changes in interest rates, and credit rating firms may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. Accordingly, in addition to using credit rating information, TMC subjects each issue under consideration for investment to its own credit analysis in an effort to assess the issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Funds, and TMC may determine to dispose of portfolio securities upon a change in ratings or adverse events or market conditions not reflected in ratings. TMC evaluates the credit quality of unrated municipal obligations purchased by each Fund under the general supervision of its Directors or Trustees, and determines the equivalency of unrated obligations to rated obligations.

When-Issued Transactions

Each Fund may purchase municipal obligations on a "when-issued" or delayed delivery basis, which means that the securities are not delivered until a future date that may be as many as 45 days after the Fund has agreed to the purchase. These transactions may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser before delivery of the securities, and at the time of delivery the market value may be less than cost. When a Fund agrees to purchase municipal obligations on a "when-issued" basis, it will maintain high grade liquid debt assets equal in value to the purchase price of the "when-issued" securities in a segregated account with its custodian bank.

YEAR 2000

The inability of some computer systems to recognize dates after December 31, 1999 could cause some disruptions in the securities industry.

Thornburg Fund's Transfer Agent and Custody Bank National Financial Data Services/DST (Transfer Agent) and State Street Bank (Custodian) have been preparing for year 2000 conversion since 1988. Beta testing has been done using 1999/2000 conversions all the way out to 2009/2010 conversions (including leap year calculations). Firewalls have been built to isolate non-complaint third party transmissions and testing has begun with all third party electronic communicators. Detailed Y2K information is available over the Internet at www.dstsystems.com. DST's stated goal is to be Y2K Ready by the end of 1998.

The Funds' internal systems take no electronic downloads other than from DST Systems. We do, however, purchase information and research delivered electronically. We also use analytical programs provided by such vendors, e.g. bond analytics. Failure of such externally supplied services would impact our efficiency, and that of our entire industry. It would not, however, preclude our ability to analyze securities or monitor and adjust portfolios.

In addition, although we don't expect it to be the case, issuers of securities owned by the Funds might have difficulties that would delay or disrupt their payments of interest or dividends to the Funds.

PORTFOLIO TURNOVER

Each Fund anticipates that is annual portfolio turnover rate will be less than 100%. TMC does not consider portfolio turnover rate a limiting factor in making investment decisions. High rates of turnover may result in increased transaction costs, and could result in increased capital gains distributions to shareholders.

BUYING FUND SHARES IN GENERAL

Each Fund offers Class A shares, and Limited Term National Fund, Limited California Fund and Intermediate National Fund offer Class C shares. Each of a Fund's shares represents an equal undivided interest in the Fund's assets, and each Fund has common investment objectives and a common investment portfolio. Each class may have varying annual expenses and sales charge structures, which may affect performance. If you do not specify a class of shares in your order, your money will be invested in Class A shares of the Fund you purchase.

Financial advisors and others who sell shares of the Fund receive different compensation for selling different classes of the Funds' shares. Shares of the Funds may be purchased through investment dealers, brokers or agents "financial advisors") who have agreements with the Funds' distributor, Thornburg Securities Corporation (TSC), or through TSC in those states where TSC is registered. Although shares of the National Funds generally are available in most states, shares of the single state Funds are or will be available only in their respective states and certain other states where those Funds are qualified for sale. All orders are subject to acceptance by the Funds, and the Funds and TSC reserve the right to refuse any order in whole or in part.

Each Fund also may issue one or more other classes of shares not offered through this Prospectus. Different classes may have different sales charges and other expenses which may affect performance. Investors may telephone the Funds' distributor, TSC, at (800) 847-0200 to obtain more information concerning the various classes of shares which may be available to them through their sales representatives. Investors may also obtain information respecting the different classes of shares through their sales representative or other person who is offering or making available shares of the Funds.

NET ASSET VALUE

When you purchase shares, the price is based on the net asset value (NAV) next determined after receipt of your order. The net asset value is the value of a share, and is computed for each class of a Fund by adding the value of investments, cash and other assets for the class, subtracting liabilities, and then dividing by the number of shares outstanding. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

BUYING CLASS A SHARES**

Class A shares are sold subject to a front-end sales charge. The sales charge is deducted from the offering price when you purchase shares, and the balance is invested at net asset value (NAV). The sales charge is not imposed on shares that are purchased with reinvested dividends or other distributions. Class A shares are also subject to a Rule 12b-1 Service Plan, which provides for the Fund's payment to TMC of up to 1/4 of 1% of the class's net assets each year, to obtain various shareholder related services. Because this service fee is paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Because the fees for Class A shares of each Fund are lower than the fees for Class C shares of the same Fund, Class A shares of each Fund pay higher dividends than Class C shares of the same Fund. The deduction of the initial sales charge, however, means that you purchase fewer Class A shares than Class C shares of each Fund for a given amount invested.

If you are in any of the special classes of investors who can buy Class A shares at net asset value or at a reduced sales charge, you should consider buying Class A shares. If you are planning a large purchase or purchases under the Right of Accumulation or Letter of Intent you should consider if your overall costs will be lower by buying Class A shares, particularly if you plan to hold your shares for an extended period of time.

                                             Class A Shares
                                           Total Sales Charge
                                    As Percentage         As Percentage
                                  of Offering Price       of Net Asset Value
Limited Term Municipal Funds
----------------------------
Less than $250,000.00              1.50%                  1.52%
$250,000 to 499,999.99             1.25%                  1.27%
$500,000 to 999,999.99             1.00%                  1.01%
$1,000,000 and up                  0.00%                  0.00%*

Intermediate Municipal Funds
----------------------------
Less than $250,000.00              2.00%                  2.04%
$250,000 to 499,999.99             1.50%                  1.52%
$500,000 to 999,999.99             1.25%                  1.27%
$1,000,000 and up                  0.00%                  0.00%

    * No sales charge will be payable at the time of purchase on investments of $1 million of more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within one year following the share purchase at the rate of 1/2 of 1%. In determining whether such a sales charge is payable and the amount of any charge, it is assumed that shares not subject to the charge are the first redeemed followed by other shares held for the longest period of time. The applicability of these charges will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

      At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs.

LETTERS OF INTENT. If you intend to invest, over the course of 13 or fewer months, an amount of money that would qualify for a reduced sales charge if it were made in one investment, you can qualify for the reduced sales charge on the entire amount of your investment by signing a "Letter of Intent"
(LOI). Each investment you make during the 13 months will be charged the reduced sales commission applicable to the amount stated in your LOI. You do not have to reach the goal you set. If you don't, you will have to pay the difference between the sales charge you would have paid and the sales charge you did pay. You may pay this amount directly to TSC, or TSC will redeem a sufficient number of your shares in the Fund to obtain the difference.

RIGHTS OF ACCUMULATION. Each time the value of your account plus the amount of any new investment passes one of the breakpoints illustrated in the table above, the amount of your new investment in excess of the breakpoint will be charged the reduced sales charge applicable to that range.

WAIVERS. You may purchase Class A shares of each Fund with no sales charge if you notify TSC or the Funds' transfer agent, NFDS, at the time you purchase shares that you belong to one of the categories below. If you do not provide such notification at the time of purchase, your purchase will not qualify for the waiver of sales charge.

 A SHAREHOLDER WHO REDEEMED CLASS A SHARES OF A THORNBURG FUND. For two years after such a redemption you will pay no sales charge on amounts that you reinvest in Class A shares of one of the Funds covered by this prospectus, up to the amount you previously redeemed.

 AN OFFICER, TRUSTEE, DIRECTOR, OR EMPLOYEE OF TMC (or any investment company managed by TMC), TSC, any affiliated Thornburg Company, the Funds' Custodian bank or Transfer Agent and members of their families including trusts established for the benefit of the foregoing.

 EMPLOYEES OF BROKERAGE FIRMS who are members in good standing with the National Association of Securities Dealers, Inc. (NASD); employees of financial planning firms who p lace orders for the Fund through a member in good standing with NASD; the families of both types of employees. Orders must be placed through an NASD member firm who has signed an agreement with TSC to sell Fund shares.

 CUSTOMERS of bank trust departments, companies with trust powers, investment dealers and investment advisors who charge fees for service, including investment dealers who utilize wrap fee or similar arrangements. Accounts established through these persons are subject to conditions, fees and restrictions imposed by these persons.

 INVESTORS PURCHASING $1 MILLION OR MORE. However, a contingent deferred sales charge of 1/2 of 1% applies to shares redeemed within one year of purchase.

 THOSE PERSONS WHO ARE DETERMINED BY THE DIRECTORS OR TRUSTEES OF THE FUND to have acquired their shares under special circumstances not involving any sales expenses to the Funds or Distributor.

 PURCHASES PLACED THROUGH A BROKER THAT MAINTAINS ONE OR MORE OMNIBUS ACCOUNTS WITH THE FUNDS provided that such purchases are made by: (i) investment advisors or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; and
 (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a), 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

 PROCEEDS FROM A LOAD FUND REDEMPTION. You may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with your direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

BUYING CLASS C SHARES

Class C shares are sold at the NAV next determined after your order is received. Class C shares are subject to a 1% contingent deferred sales charge (CDSC) if the shares are redeemed within one year of purchase. The percentage is calculated on the amount of the redemption proceeds for each share, or the original purchase price, whichever is lower. Shares not subject to the CDSC are considered redeemed first. The CDSC is not imposed on shares purchased with reinvested dividends or other distributions. Class C shares are subject to a Rule 12b-1 Service Plan providing for payment of a service fee of up to 1/4 of 1% of the class's net assets each year, to obtain shareholder related services. Class C shares are also subject to a Rule 12b-1 Distribution Plan providing for payment of a distribution fee of up to 3/4 of 1% of the class's net assets each year, to pay for commissions and other distribution expenses. Because these service and distribution fees are paid out of the class's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges. Purchases of $1,000,000 or more of Class C shares will not be accepted.

If your investment horizon is relatively short and you do not qualify to purchase Class A shares at a reduced sales charge, you should consider purchasing Class C shares.


OPENING AN ACCOUNT
___________________________________________________________________________
Buying Shares             To Open an Account       To Add to an Account
---------------------------------------------------------------------------
In                        Minimum                  Minimum
--                        -------                  -------
Regular Accounts          $5,000                   $  100

Through Your Financial    Consult with your        Consult with your
 Advisor                  financial advisor.       financial advisor

By Telephone              Exchange from another    Exchange from another
1-800-847-0200            Thornburg Fund account   Thornburg Fund account
                          with the same registra-  with the same registra-
                          tion, including name,    tion, including name,
                          address, and taxpayer    address, and taxpayer
                          ID number.               ID number.

By Mail                   Complete and sign the    Make your check payable
                          application. Make your   to the applicable
                          check payable to the     Thornburg Fund.  Indicate
                          applicable Thornburg     your Fund account number
                          Fund. Mail to the        on your check and mail to
                          address indicated on the the address printed on
                          application.             your account statement.

Automatic Investment      Use one of the above     Use Automated Clearing
Plan                      procedures to open your  House funds. Sign up for
                          account. Obtain an       this service when opening
                          Automatic Investment     your account, or call
                          Plan form to sign up     1-800-847-0200 to add
                          for this service.        to it.

Complete and sign an account application and give it, along with your check, to your financial advisor. You may also open your account by wire or mail as described above. If there is no application accompanying this prospectus, call 1-800-847-0200.

If you buy shares by check and then redeem those shares, the payment may be delayed for up to 15 business days to ensure that your previous investment has cleared.

STREET NAME OWNERSHIP OF SHARES

Some securities dealers offer to act as owner of record of Fund shares as a convenience to investors who are clients of those firms and shareholders of an individual Fund. Neither the Fund nor the Transfer Agent can be responsible for failures or delays in crediting shareholders for dividends or redemption proceeds, or for delays in reports to shareholders if a shareholder elect s to hold Fund shares in street-name through a brokerage firm account rather than directly in the shareholder's own name. Further, neither the Fund nor the Transfer Agent will be responsible to the investor for any loss to the investor due to the brokerage firm's failure, its loss of property or funds, or its acts or omissions. Prospective investors are urged to confer with their financial advisor to learn about the different options available for owning mutual fund shares. You may receive share certificates or hold shares in your name with the Transfer Agent upon request.

SELLING FUND SHARES

You can withdraw money from your Fund account at any time by redeeming some or all of your shares (by selling them back to the Fund or by selling the shares through you r financial advisor). Your shares will be purchased by the Fund at the next share price (NAV) calculated after your order is received in proper form. The amount of the CDSC, if any, will be deducted and the remaining proceeds sent to you. No CDSC is imposed on the amount by which the value of a share may have appreciated. Similarly, no CDSC is imposed on shares obtained through reinvestment of dividends or capital gains. Shares not subject to a CDSC will be redeemed first. Share price is normally calculated at 4 p.m. Eastern time.

To sell shares in an account, you may use any of the methods described on the following page.

If you are selling some but not all of your shares, leave at least $1,000 worth of shares in the account to keep it open.

CERTAIN REQUESTS MUST INCLUDE A SIGNATURE GUARANTEE. It is designed to protect you and your Fund from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:

 * You wish to redeem more than $10,000 worth of shares,
 * Your account registration has changed within the last 30 days,
 * The check is being mailed to a different address than the one on your account (record address),
 * The check is being made payable to someone other than the account owner, or
 * The redemption proceeds are being transferred to a Thornburg account with a different registration.

You should be able to obtain a signature guarantee from a bank, broker dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, savings association or participant in the Securities Transfer Agent Medallion Program (STAMP). A notary public cannot provide a signature guarantee.

TELEPHONE REDEMPTION. If you completed the telephone redemption section of your application when you first purchased your shares, you may easily redeem any class of shares of any Fund by telephone simply by calling a Fund Customer Service Representative. Money can be wired directly to the bank account designated by you on the application or sent to you in a check. The Funds' Transfer Agent may charge a fee for a bank wire. This fee will be deducted from the amount wired.

If you did not complete the telephone redemption section of your application, you may add this feature to your account by calling the Fund for a telephone redemption application. Once you receive it, please fill it out, have it signature guaranteed and send it to: NFDS
                                                  c/o Thornburg Funds
                                                  P.O. Box 419017
                                                  Kansas City, MO 64141-6017

Internet redemption. You may redeem shares of any Fund by contacting Thornburg at its Website, www.thornburg.com and following the instructions.

The Funds, TSC, TMC and the Funds' Transfer Agent are not responsible for, and will not be liable for, the authenticity of withdrawal instructions received by telephone or the delivery or transmittal of the redemption proceeds if they follow instructions communicated by telephone that they reasonably believe to be genuine. By electing telephone redemption you are giving up a measure of security you otherwise may have by redeeming shares only with written instructions, and you may bear the risk of any losses resulting from telephone redemption. The Funds' Transfer Agent will attempt to implement reasonable procedures to prevent unauthorized transactions and the Funds or their Transfer Agent could be liable if these procedures are not employed. These procedures will include recording of telephone transactions, providing written confirmation of such transactions within 5 days, and requesting certain information to better confirm the identity of the caller at the time of the transaction.


---------------------------------------------------------------------------
Redeeming Shares          Account Type           Special Requirements
----------------------------------------------------------------------------
Through Your Financial    All Account Types      Consult with your financial
Advisor                                          advisor.  Your financial
                                                 advisor may charge a fee.

By Mail                   Individual, Joint      The letter of instruction
                          Tenant, Sole Pro-      must be signed by all
                          prietorship, UGMA,     persons required to sign
                          UTMA                   for transactions, exactly as
 Send to: NFDS                                   their names appear on the
 c/o Thornburg Funds                             account, and must include:
 P.O. Box 419017                                  * Your name,
 Kansas City, MO                                  * The Fund's name,
 64141-6017                                       * Your Fund account
                                                    number,

                                                  * The dollar amount or
                                                    number of shares to be
                                                    redeemed,
                                                  * Any other applicable
                                                    requirements listed
                                                    above,
                                                  * Signature guarantee, if
                                                    required.

                          Trust In addition to the above requirements, the trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last
                                                 60 days.

                          Business or            In addition to the above
                          Organization           requirements, at least one
                                                 person authorized by
                                                 corporate resolution to act
                                                 on the account must sign
                                                 the letter which must be
                                                 signature guaranteed.
                                                 Include a corporate
                                                 resolution with corporate
                                                 seal.

                          Executor,              Call 1-800-847-0200 for
                          Administrator,         instructions.
                          Conservator, Guardian

By Telephone              All Account Types      You must sign up for the
1-800-847-0200            except Street-Name     telephone redemption
                          Accounts               feature before using it.
                                                  * Minimum Wire $1,000
                                                  * Minimum Check $50.00

By Systematic Withdrawal  All Account Types      You must sign up for this
 Plan                                            feature to use it.
                                                  * Minimum Account Balance
                                                    $10,000
                                                  * Minimum Check $50.00

Internet                  All Account Types      www.thornburg.com
____________________________________________________________________________


INVESTOR SERVICES

Thornburg Funds provides a variety of services to help you manage your account.

Information Services

Thornburg Funds' telephone representatives are available Monday through Friday from 9:30 a.m. to 6:30 p.m. Eastern time. Whenever you call, you can speak with someone equipped to provide the information or service you need.

Thornburg Funds' Audio Response system is available 24 hours a day, 365 days a year. This computerized system gives you instant access to your account information and up-to-date figures on all of the Thornburg Funds.

Thornburg Website. Thornburg's Website on the Internet provides you with helpful information 24 hours a day, at: www.thornburg.com

Statements and reports that Thornburg Funds send to you include the following:
 * Account statements after every transaction affecting your account
 * Monthly account statements
 * Financial reports (every six months)
 * Cost basis statement (at the end of any year in which you redeem shares)

TRANSACTION SERVICES

Exchange Privilege. You may exchange Class A shares of any other Thornburg Fund for Class A shares of one of the Thornburg Municipal Funds.

If you are exchanging from one of the Funds covered by this prospectus into another Thornburg Fund, you may (i) have to pay the difference between the front end sales charge you paid on the Fund out of which you are exchanging and the front end sales charge applicable to the Fund into which you are exchanging; or (ii) you may qualify for a reduced sales charge or no sales charge on that Fund. Please consult the exchange an d reinvestment privilege information in the Prospectus of the other Thornburg Fund.

Note that exchanges out of a Fund may have tax consequences for you. For details on policies and restrictions governing exchanges, including circumstances under which a shareholder's exchange privilege may be suspended or revoked, see page 28.

Systematic withdrawal plans let you set up periodic redemptions from your account. Because of the sales charge on Class A shares of each Fund, you may not want to set up a systematic withdrawal plan during a period when you are buying Class A shares on a regular basis.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute substantially all of their net income and realized capital gains, if any, to shareholders each year. Each Fund declares its net investment income daily and distributes it monthly. Each Fund will distribute net realized capital gains, if any, at least annually. Capital gain distributions normally will be declared and payable in December.

Distribution Options
Each Fund earns interest from bond, money market, and other investments. These are passed along as dividend distributions. Each Fund realizes capital gains whenever it sells securities for a higher price than it paid for them. These are passed along as capital gain distributions.

When you open an account, specify on your application how you want to receive your distributions. Each Fund offers four options, (which you can change at any time).

Dividends
1. Reinvestment Option. Your dividend distributions will be automatically invested in additional shares of your Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to invest your dividends in the shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for your dividend distributions. Cash distribution checks are normally mailed on the third business day after the month-end.

Capital Gains
1. Reinvestment Option. Your capital gain distributions, if any, will be automatically reinvested in additional shares of the Fund. If you do not indicate a choice on your application, you will be assigned this option. You may also instruct the Fund to re invest your capital gain distributions in shares of any other Thornburg Fund.

2. Cash Option. You will be sent a check for any capital gain distributions.

Shares of any Thornburg Fund purchased through reinvestment of dividend and capital gain distributions are not subject to sales charges or contingent deferred sales charges. No interest is accrued or paid on amounts represented by uncashed distribution checks.

Turnover and Capital Gains

The Funds do not intend to engage in short-term trading for profits. Nevertheless, when a Fund believes that a security will no longer contribute towards its reaching its goal, it will normally sell that security.

When a Fund sells a security at a profit it realizes a capital gain. When it sells a security at a loss it realizes a capital loss. A fund must, by law, distribute capital gains, net of any losses, to its shareholders. Whether you reinvest your capital gain distributions or take them in cash, the distribution is taxable.

To minimize taxable capital gain distributions, each Fund will realize capital losses, if available, when, in the judgment of the portfolio manager, the integrity and income generating aspects of the portfolio would be unaffected by doing so.

TAXES

Federal Taxes

Each Fund intends to satisfy conditions that will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from the individual federal income tax when received by the Fund, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of such dividends, except to the extent the alternative minimum tax may be imposed.

The Funds' counsel, White, Koch, Kelly & McCarthy, Professional Association, has not made and normally will not make any review of the proceedings relating to the issuance of the Municipal Obligations or the basis for any opinions issued in connection therewith. In the case of certain Municipal Obligations, federal tax exemption is dependent upon the issuer (and other users) complying with certain ongoing requirements. There can be no assurance that the issuer (and other users) will comply with these requirements, in which event the interest on such Municipal Obligations could be determined to be taxable, in most cases retroactively from the date of issuance. Certain matters under the Code, including certain exceptions to the foregoing, are discussed more specifically below.

Distributions by each Fund of net interest income received from certain temporary investments (such as certificates of deposit, corporate commercial paper and obligations of the United States government, its agencies and instrumentalities) and net short-term capital gains realized by each Fund, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations. Any net long-term capital gains realized by a Fund, whether or not distributed, will be taxable to shareholders as long-term capital gains regardless of the length of time investors have held their shares, although gains attributable to market discount on portfolio securities will be characterized as ordinary income. Each year each Fund will, where applicable, mail to shareholders information on the tax status of dividends and distributions, including the respective percentages of tax-exempt and taxable income and an allocation of tax-exempt income on a state-by-state basis. The exemption of interest income for federal income tax purposes does not necessarily result in an exemption under the income or other tax laws of any state or local taxing authorities. (See "State Taxes"). Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal, state and local taxation of each Fund and the income tax consequences to its shareholders.

The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase without limitation private activity bonds the interest on which is subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of these purchases are presently uncertain. Some portion of Exempt Interest Dividends may, as a result of these purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of this treatment.

State Taxes

Distributions of interest income from Municipal Obligations will not necessarily be exempt from taxes under the income or other tax laws of any state or local taxing authority. Distributions to individuals attributable to interest on Municipal Obligations originating in California, New Mexico and New York will not be subject to personal income taxes imposed by the state of the same name as the Fund. For example, an individual resident in New Mexico, who owns shares in the Intermediate New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends attributable to obligations originating in that state. Individual shareholders of the Intermediate New York Fund, who are residents of New York City, will not be required to pay New York State income taxes on interest dividends attributable to obligations originating in New York State. Capital gain distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise.

Florida does not currently impose an income tax on individuals. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Florida Fund shares if the Funds' assets as of the close of the preceding taxable year consist only of obligations of Florida and its political subdivisions and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

With respect to distributions of interest income from the Limited Term National Fund and the Intermediate National Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of these Funds are advised to consult their own tax advisers in that regard. The Limited Term National Fund and the Intermediate National Fund will advise shareholders approximately 60 days after the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns.
 Prospective investors are urged to confer with their own tax advisers for more detailed information concerning state tax consequences. In particular, corporations should note that the preceding outline of state taxes pertains principally to individuals, and tax treatment of corporations may be different.

TRANSACTION DETAILS

The Funds are open for business each day the New York Stock Exchange (NYSE) is open. Each class of shares of the Fund normally calculates its NAV (and offering price for Class A shares) as of the close of business of the NYSE, normally 4 p.m. Eastern time. Each Fund's assets are valued on the basis of valuations obtained from independent pricing services.

When you sign your account application, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the Fund to withhold 31% of your taxable distributions and redemptions.

You may initiate many transactions by telephone. Note that a Fund will not be responsible for any losses resulting from unauthorized transactions if it follows reasonable procedures designed to verify the identity of the caller. The Fund will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you want the ability to redeem and exchange by telephone, fill in the appropriate section of the application. If you have an existing account to which you wish to add this feature, call the Fund for a telephone redemption application. If you are unable to reach the Fund by phone (for example, during periods of unusual market activity), consider placing your order by mail or by using your financial advisor.

The Funds reserve the right to suspend the offering of shares for a period of time. Each Fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions " on page 28. Purchase orders may be refused if, in TMC's opinion, they would disrupt management of a Fund.

When you place an order to buy shares, your order will be processed at the next share price calculated after your order is received. If you open or add to your account yourself rather than through your financial advisor please note the following:

 * All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
 * The Funds do not accept cash.
 * If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees the Fund or its Transfer Agent has incurred.

When you buy shares of a Fund or sell them through your financial advisor, you may be charged a fee for this service. Please read your financial advisor's program materials for any additional procedures, service features or fees that may apply.

Certain financial institutions that have entered sales agreements with TSC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when the Fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses.

Each Fund may authorize certain securities brokers to accept on its behalf purchase and redemption orders received in good form, and some of those brokers may be authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. Provided the order is promptly transmitted to the Fund, the Fund will be deemed to have received a purchase or redemption order at the time it is accepted by such an authorized broker or its designee, and customer orders will be priced based upon the Fund's net asset value next computed after the order is accepted by the authorized broker or its designee.

The minimum account size is $1,000. Each Fund reserves the right to redeem the shares of any shareholder whose shares have a net asset value of less than $1,000. The Fund will notify the shareholder before performing the redemption.

When you place an order to sell shares, your shares will be sold at the next NAV calculated after your request is received in proper form. (Except that a CDSC will be deducted from Class C shares within one year of purchase and a CDSC of 1/2 of 1% will be deducted from redemptions of Class A shares within one year of purchase where no sales charge was imposed on the purchase because it exceeded $1,000,000). Note the following:

 * Consult your financial advisor for procedures governing redemption through his or her firm.
 * If you redeem by mail the proceeds will normally be mailed to you on the next business day, but if making immediate payment could adversely affect your Fund, it may take up to 7 days to pay you.
 * Telephone redemptions over the wire generally will be credited to your bank account on the business day after your phone call.
 * Each Fund may hold payment on redemptions until it is reasonably satisfied that investments previously made by check have been collected, which can take up to 15 business days.
 * Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
 * No interest or earnings will accrue or be paid on amounts represented by uncashed distribution or redemption checks.
 * To the extent consistent with state and federal law, a Fund may make payments of the redemption price either in cash or in kind. The Funds have elected to pay in cash all requests for redemption by any shareholder. They may, however, limit such cash in respect to each shareholder during any 90 day period to the lesser of $250,000 or 1% of the net asset value of a Fund at the beginning of such period. This election has been made pursuant to Rule 18f-1 under the Investment Company Act of 1940 and is irrevocable while the Rule is in effect unless the Securities and Exchange Commission, by order, permits its withdrawal. In the case of a redemption in kind, securities delivered in payment for shares would be valued at the same value assigned to them in computing the net asset value per share of the Fund. A shareholder receiving such securities would incur brokerage costs when selling the securities.

EXCHANGE RESTRICTIONS

As a shareholder you have the privilege of exchanging Class A shares of the Funds for Class A shares of other Thornburg Funds. However, you should note the following:

 * The Fund you are exchanging into must be registered for sale in your state.
 * You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number.
 * Before exchanging into a Fund, read its prospectus.
 * If you exchange Class A shares into a Fund with a higher sales charge, you may have to pay the percentage-point difference between that Fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2.5% on your shares and you exchange them into a Fund with a 4.5% sales charge, you would pay an additional 2% sales charge.
 * Exchanges may have tax consequences for you.
 * Because excessive trading can hurt performance and shareholders, each Fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of a Fund in any calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
 * Each Fund reserves the right to refuse exchange purchases by any person or group if, in TMC's judgement, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
 * Your exchanges may be restricted or refused if a Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to a Fund.

Although a Fund will attempt to give prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The Funds reserve the right to terminate or modify the exchange privilege in the future.

ORGANIZATION OF THE FUNDS

Each of the Limited Term Municipal Funds are diversified series of Thornburg Limited Term Municipal Fund, Inc., a Maryland corporation organized as a diversified, open-end management investment company. The Limited Term Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc., under the supervision of the Board of Directors of Thornburg Limited Term Municipal Fund, Inc. (the "Company" ). The Company currently offers two series of stock, referred to in this Prospectus as Limited Term National Fund and Limited Term California Fund, each in multiple classes, and the Board of Directors is authorized to divide authorized but unissued shares into additional series and classes.

Each of the Intermediate Municipal Funds are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). Each of the single-state Intermediate Funds is a non-diversified series of the Trust, and the Intermediate Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc. under the supervision of the Trust's Trustees. The Trust currently has 13 authorized Funds, four of which are described in this Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

No Fund is liable for the liabilities of any other Fund. However, because the Company and the Trust share this Prospectus with respect to the Funds, there is a possibility that one of these companies could be liable for any misstatements, inaccuracies or incomplete disclosure in the Prospectus respecting Funds offered by the other company. The Company and the Trust do not concede, and specifically disclaim, any such liability.

INVESTMENT ADVISER AND MANAGEMENT FEES

The Funds are managed by Thornburg Management Company, Inc. (TMC). TMC performs investment management services for each Fund under the terms of an Investment Advisory Agreement which specifies that TMC will select investments for the Fund, monitor those investments and the markets generally, and perform related services. TMC also performs administrative services specific to each class of shares of each Fund under an Administrative Services Agreement which requires that TMC will supervise, administer and perform certain administrative services necessary for the maintenance of each class' shareholders. TMC's services to the Limited Term Municipal Funds are supervised by the Directors of Thornburg Limited Term Municipal Fund, Inc., and TMC's services to the Intermediate Municipal Funds are supervised by the Trustees of Thornburg Investment Trust.

For each of the Funds, TMC receives a management fee and an administrative services fee, computed according to the following scales and paid monthly as a percentage of each Fund's average daily net assets.


                              Limited Term             Intermediate Term     All Funds
                              Municipal Funds          Municipal Funds       Annual
Net Assets                    Annual Investment        Annual Investment     Administrative
                              Management Fee           Management Fee        Fee
----------                    -----------------        -----------------     --------------
0 to $500 million              .50%                     .50%                  .125%
$500 million to $1 billion     .40%                     .45%                  .125%
$1 billion to $1.5 billion     .30%                     .40%                  .125%
$1.5 billion to $2 billion     .25%                     .35%                  .125%
Over $2 billion                .225%                    .275%                 .125%


For the most recent fiscal year of Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund, ended June 30, 1998, the investment management fee percentage was .45%, .50% and .50%, respectively. For the most recent fiscal year of Intermediate National fund, Intermediate New Mexico Fund and Intermediate Florida Fund, ended September 30, 1998, the investment management fee percentage was .50% for each Fund.

TMC was established in 1982. Today, the Thornburg Funds include Thornburg Value Fund, Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund in addition to the Funds covered by this Prospectus. The Thornburg Funds total over $2.2 billion in assets. Thornburg Management Company Inc. is known as a provider of conservative investment products. For more than a decade the Thornburg Funds have been committed to preserving and increasing the real wealth of their shareholders. The key to growing real wealth is increasing buying power after taxes, inflation, and investment related expenses.

Brian J. McMahon and George Strickland, both of whom are managing directors of TMC, are the portfolio managers for each of the Fund portfolios. Mr. McMahon has managed municipal bond portfolios for TMC since 1984 and Mr. Strickland has performed municipal bond credit analysis and management since joining TMC in 1991. Mr. McMahon and Mr. Strickland are assisted by other employees of TMC in managing the Funds.

TMC may, from time to time, agree to waive its fees or to reimburse any Fund for expenses above a specified percentage of average daily net assets. TMC retains the ability to be repaid by the Fund receiving these reimbursements if expenses fall below the limit prior to the end of the fiscal year. Fee waivers and expense reimbursements will increase a Fund's yield, and repayment of waivers or reimbursements will lower the Fund's yield.

In addition to TMC's fees, each Fund will pay all other costs and expenses of its operations. Funds will not bear any costs of sales or promotion incurred in connection with the distribution of their shares, except as provided for under the service and distribution plans applicable to each Fund class, as described above under "Your Account - Buying Fund Shares."

Thornburg Securities Corporation (TSC) distributes and markets the Thornburg Funds.

H. Garrett Thornburg, Jr. a Trustee and President of the Trust and a Director and Chairman of the Company, is the controlling stockholder of both TMC and TSC.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand each Fund's financial performance for the past five years (or if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). Information for all period except the six month periods ended December 31, 1998 for Limited Term National Fund, Limited Term California Fund and Intermediate New York Fund has been audited by McGladrey & Pullen, LLP, independent auditors, whose report, along with each Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.


------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------
Net Asset Value,
Beginning of Period       $13.50   $13.44   $13.35   $13.37   $13.27    $13.59    $13.53     $13.46  $13.37   $13.40   $13.29

Income from Investment
  Operations:
Net Investment Income     0.30      .61      .62      .63      .64       .63       0.27       .55      .57      .57      .46
Net Gains (or Losses) on
  Securities              0.09      .06      .09     (.02)     .10      (.32)      0.08       .07      .09     (.03)     .11
   (Realized and
    Unrealized)           -------   ------   ------   ------   ------    ------    --------   ------   ------   ------   ------
Total from Investment
  Operations              0.39      .67      .71      .61      .74       .31       (0.35)     .62      .66      .54      .57

Less Distributions:
Dividends
  (from Net Investment
   Income)                (0.39)    (.61)    (.62)    (.63)    (.64)     (.63)     (0.27)     (.55)   (.57)    (.57)    (.46)
Distributions
  (from Capital Gains)       -        -        -        -         -        -          -         -       -        -        -
Total Distributions       (0.39)    (.61)    (.62)    (.63)    (.64)     (.63)     (0.27)     (.55)   (.57)    (.57)    (.46)

Net Asset Value,
  End of Period           $13.59  $13.50   $13.44   $13.35   $13.37    $13.27      $13.61     $13.53  $13.46   $13.37   $13.40

Total Return <FN(b)>        4.80%   5.05%    5.46%    4.60%    5.76%     2.25%       4.36%      4.70%   5.02%    4.05%    4.25%


Ratios/Supplemental Data:
Net Assets, End of Period
  (000's omitted)        $821,913  836,947  837,621  917,831  931,987 1,030,293     25,011   $22,729  19,475   15,948    6,469
Ratio of Expenses to

------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------

  Average Net Assets    (0.96)(c)  (0.97)%   (0.96)  (0.97)%  (0.97)%   (0.95)%  (1.38)%(c)  (1.38)% (1.38)%  (1.41)% (1.60)%<F(c)>
   (After Expense
    Reimbursements)
Ratio of Net Income
  to Average Net Assets   4.31(c)   4.50%    4.65%    4.66%    4.86%     4.60%     3.89%(c)    4.08%   4.24%    4.22%  4.22% <F(c)>
   (After Expense
    Reimbursements)
Ratio of Expenses to
  Average Net Assets    (0.96)(c) (0.97)%  (0.96)%  (0.97)%  (0.97)%   (0.95)%   (1.78)%(c)  (1.45)% (1.86)%  (1.63)%  (1.84)%<F(c)>
   (Before Expense
    Reimbursements)

Portfolio Turnover Rate   10.20%    24.95%   23.39%   20.60%   23.02%    15.63%   10.20%      24.95%  23.39%   20.60%   23.02%


------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------
Net Asset Value,
Beginning of Period       $12.90   $12.75   $12.64   $12.61   $12.57    $12.85    $12.91     $12.76  $12.65   $12.62   $12.55

Income from Investment
  Operations:
Net Investment Income      .27      .55      .57      .58      .58       .58       .24       .50     .52      .53      .42
Net Gains (or Losses) on
  Securities               .10      .15      .11      .03      .04      (.28)      .10       .15     .11      .03      .07
   (Realized and
    Unrealized)           -------   ------   ------   ------   ------    ------    -------   ------   ------  ------   ------
Total from Investment
  Operations               .37      .70      .68      .61      .62       .30        .34      .65     .63      .56      .49

Less Distributions:
Dividends
  (from Net Investment
   Income)                (.27)     (.55)    (.57)    (.58)    (.58)     (.58)     (.24)    (.50)   (.52)    (.53)    (.42)
Distributions
  (from Capital Gains)       -        -        -        -         -        -         -        -       -        -        -
Total Distributions       (.27)     (.55)    (.57)    (.58)    (.58)     (.58)     (.24)    (.50)   (.52)    (.53)    (.42)

Net Asset Value,
  End of Period           $13.00  $12.90   $12.75   $12.64   $12.61    $12.57      $13.01   $12.91  $12.76   $12.65   $12.62

Total Return <FN(b)>        4.97%   5.57%    5.47%    4.49%    5.12%     2.37%       4.46%    5.14%   5.06%    4.46%    3.98%


Ratios/Supplemental Data:
Net Assets, End of Period
  (000's omitted)        $116,395  122,231   94,253   94,379   98,841   111,723     8,156    7,843   5,882    2,444      790
Ratio of Expenses to
  Average Net Assets    (0.99)(c)  (1.00)%   (1.00)% (1.00)%  (1.00)%   (1.00)%   (1.40)%(c) (1.40)% (1.40)%  (1.43)% (1.63)%<F(c)>

------------------------------------
THORNBURG LIMITED TERM NATIONAL FUND
------------------------------------
                          ---------------------------------------------------------------------------------------------------------
                                                 CLASS A                                             CLASS C
                          ---------------------------------------------------     -------------------------------------------------
                                                                                                                        Period
                          Six                                                     Six                                     from
                          Months                                                  Month                               9/1/94 <F(a)>
                          Ended    Year Ended June 30:                            Ended      Year Ended June 30:           to
                          12/31/98  1998     1997     1996     1995      1994     12/31/98   1998     1997     1996      6/30/95
                          --------  ------   ------   ------   ------    ------   --------   -----   ------   ------   ------------
   (After Expense
    Reimbursements)
Ratio of Net Income
  to Average Net Assets   4.08(c)   4.25%    4.47%    4.59%    4.69%     4.51%    3.67%(c)   3.85%   4.06%    4.16%    4.07% <F(c)>
   (After Expense
    Reimbursements)
Ratio of Expenses to
  Average Net Assets    (1.02)(c) (1.04)%  (1.03)%  (1.05)%  (1.04)%   (1.03)%   (1.92%)(c)  (1.60)% (2.15)% (2.92)%  (3.21)%<F(c)>
   (Before Expense
    Reimbursements)

Portfolio Turnover Rate    9.52%    21.21%   20.44%   22.68%   18.54%    15.26%    9.52%      22.21%  20.44%  22.68%   18.54%




------------------------------------
THORNBURG INTERMEDIATE NATIONAL FUND
------------------------------------
                                            ---------------------------------------------------------------------------------------
                                                            CLASS A                                        CLASS C
                                            ------------------------------------------   ------------------------------------------
                                                                                                                            Period
                                                                                                                             from
                                                                                                                            9/1/94
                                                                                                                            <F(a)>
                                            Year Ended September 30:                       Year Ended September 30:           to
                                             1998     1997     1996     1995     1994     1998     1997     1996     1995  9/30/94
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------ -------
Net Asset Value, Beginning of Period        $13.46   $13.23   $13.18   $12.73   $13.47   $13.48   $13.24   $13.20   $12.73  $12.91

Income from Investment Operations:
Net Investment Income                          .63      .66      .68      .68      .67      .58      .61      .63      .60     .05
Net Gains (or Losses) on Securities            .30      .23      .05      .45     (.72)     .29      .24      .04      .47    (.18)
   (Realized and Unrealized)                ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total from Investment Operations               .93      .89      .73     1.13     (.05)     .87      .85      .67     1.07    (.13)

Less Distributions:
Dividends (from Net Investment Income)        (.63)    (.66)    (.68)    (.68)    (.67)    (.58)    (.61)    (.63)    (.60)   (.05)
Distributions (from Capital Gains)             -        -        -        -       (.02)     -        -        -        -       -
                                            ------   ------   ------   ------   ------   ------   ------   ------   ------  ------
Total Distributions                           (.63)    (.66)    (.68)    (.68)    (.69)    (.58)    (.61)    (.63)    (.60)   (.05)

Net Asset Value, End of Period              $13.76   $13.46   $13.23   $13.18   $12.73   $13.77   $13.48   $13.24   $13.20  $12.73

Total Return <FN(b)>                          7.08%    6.90%    5.64%    9.16%   (0.38)%   6.57     6.55%    5.14%    8.60%  (0.97)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $368,108  309,293  246,128  227,881  207,718  $20,852   11,292    7,586    4,001     139
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (.95)%  (1.40)%  (1.40)%  (1.40)%  (1.66)% (1.76)%
   (After Expense Reimbursements)                                                                                             <F(c)>
Ratio of Net Income to Average Net Assets     4.65%    4.96%    5.12%    5.31%    5.23%    4.23%    4.55%    4.73%    4.62%   4.51%
   (After Expense Reimbursements)                                                                                             <F(c)>
Ratio of Expenses to Average Net Assets      (1.04)%  (1.05)%  (1.09)%  (1.08)%  (1.05)%  (1.53)%  (1.99)%  (1.97)%  (2.35)% (1.76)%
   (Before Expense Reimbursements)                                                                                            <F(c)>

Portfolio Turnover Rate                      16.28%   15.36%   12.64%   32.20%   27.37%   16.28%   15.36%   12.64%   32.20%  27.37%


--------------------------------------
THORNBURG INTERMEDIATE NEW MEXICO FUND
--------------------------------------
                                            ------------------------------------------
                                                            CLASS A
                                            ------------------------------------------
                                            Year Ended September 30:
                                             1998     1997     1996     1995     1994
                                            ------   ------   ------   ------   ------
Net Asset Value, Beginning of Period        $13.28   $13.09   $13.12   $12.72   $13.36

Income from Investment Operations:
Net Investment Income                          .62      .64      .63      .60      .60
Net Gains (or Losses) on Securities            .17      .19     (.03)     .40     (.63)
   (Realized and Unrealized)                ------   ------   ------   ------   ------
Total from Investment Operations               .79      .83      .60     1.00     (.03)

Less Distributions:
Dividends (from Net Investment Income)        (.62)    (.64)    (.63)    (.60)    (.60)
Distributions (from Capital Gains)             -        -        -        -        -
                                            ------   ------   ------   ------   ------
Total Distributions                           (.62)    (.64)    (.63)    (.60)    (.60)

Net Asset Value, End of Period              $13.45   $13.28   $13.09   $13.12   $12.72

Total Return <FN(b)>                          6.08%    6.51%    4.68%    8.10%   (0.26)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)  $153,118  145,850  131,307  136,742  143,910
Ratio of Expenses to Average Net Assets      (1.00)%  (1.00)%  (1.00)%  (1.00)%   (.90)%
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets     4.64%    4.88%    4.81%    4.71%    4.85%
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets      (1.02)%  (1.05)%  (1.07)%  (1.06)%  (1.04)%
   (Before Expense Reimbursements)

Portfolio Turnover Rate                      13.74%   10.06%   10.88%   17.06%    6.87%





-----------------------------------
THORNBURG INTERMEDIATE FLORIDA FUND
-----------------------------------
                                            ------------------------------------------
                                                            CLASS A
                                            ------------------------------------------
                                                                                Period
                                                                                 from
                                                                                2/01/94
                                                                                 <F(a)>
                                            Year Ended September 30:              to
                                             1998     1997     1996     1995    9/30/94
                                            ------   ------   ------   ------   -------
Net Asset Value, Beginning of Period        $12.14   $11.88   $11.83   $11.54   $12.06

Income from Investment Operations:
Net Investment Income                          .56      .56      .57      .63      .40
Net Gains (or Losses) on Securities            .23      .26      .05      .29     (.52)
   (Realized and Unrealized)                ------   ------   ------   ------   ------
Total from Investment Operations               .79      .82      .62      .92     (.12)

Less Distributions:
Dividends (from Net Investment Income)        (.56)    (.56)    (.57)    (.63)    (.40)
Distributions (from Capital Gains)             -        -        -        -        -
                                            ------   ------   ------   ------   ------
Total Distributions                           (.56)    (.56)    (.57)    (.63)    (.40)

Net Asset Value, End of Period              $12.37   $12.14   $11.88   $11.83   $11.54

Total Return <FN(b)>                          6.62%    7.04%    5.37%    8.22%   (0.95)%


Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted)   $28,091   24,663   19,501   14,822    8,076
Ratio of Expenses to Average Net Assets       (.98)%   (.83)%   (.61)%   (.38)%   (.25)%
   (After Expense Reimbursements)                                                 <F(c)>
Ratio of Net Income to Average Net Assets     4.54%    4.65%    4.80%    5.41%    5.09%
   (After Expense Reimbursements)                                                 <F(c)>
Ratio of Expenses to Average Net Assets      (1.11)%  (1.13)%  (1.34)%  (1.44)%  (1.95)%
   (Before Expense Reimbursements)                                                <F(c)>

Portfolio Turnover Rate                      70.91%   51.48%   77.12%   89.60%   19.94%

------------------------------------
THORNBURG INTERMEDIATE NEW YORK FUND
------------------------------------
                                                    --------
                                                    CLASS A
                                                    --------
                                                    Period
                                                     from
                                        Six         9/04/97
                                        Months      <F(a)>
                                        Ended         to
                                        12/31/98    6/30/98
                                        --------    -------
Net Asset Value, Beginning of Period     $12.71      $12.50

Income from Investment Operations:
Net Investment Income                       .32         .52
Net Gains (or Losses) on Securities         .09         .21
   (Realized and Unrealized)             -------     ------
Total from Investment Operations            .41         .73

Less Distributions:
Dividends (from Net Investment Income)     (.32)      (.52)
Distributions (from Capital Gains)         (.02)        -
                                           ------    ------
Total Distributions                        (.34)      (.52)

Net Asset Value, End of Period            $12.78     $12.71

Total Return <FN(b)>                        5.88%      5.92%

Ratios/Supplemental Data:
Net Assets, End of Period (000's omitted) $25,392    $25,472
Ratio of Expenses to Average Net Assets   (0.75)%(c) (.78)%<F(c)>
   (After Expense Reimbursements)
Ratio of Net Income to Average Net Assets  4.96%(c)  4.90%<F(c)>
   (After Expense Reimbursements)
Ratio of Expenses to Average Net Assets   (1.20)%(c) (1.19)%<F(c)>
   (Before Expense Reimbursements)

Portfolio Turnover Rate                    3.04%      42.27%

[FN]
<F(a)> Commencement of operations.
<F(b)> Sales charges are not reflected in computing total return, which is not annualized for periods less than one year.
<F(c)> Annualized.


ADDITIONAL INFORMATION

Reports to Shareholders
Shareholders will receive annual reports of their Fund containing financial statements audited by the Funds' independent auditors, and also will receive unaudited semi-annual reports. In addition, each shareholder will receive an account statement no less often than quarterly.

Custodian and Transfer Agent
The custodian of each Fund's assets is State Street Bank & Trust Co. National Financial Data Services is the transfer agent for the Funds and performs bookkeeping, data processing and administrative services incident to the maintenance of shareholder accounts.

General Counsel
Legal matters in connection with the issuance of shares of the Funds are passed upon by White, Koch, Kelly & McCarthy, Professional Association, Post Office Box 787, Santa Fe, New Mexico 87504-0787.

                            INVESTMENT ADVISER
                    Thornburg Management Company, Inc.
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                               DISTRIBUTOR
                     Thornburg Securities Corporation
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico 87501

                                 AUDITOR
                         McGladrey & Pullen, LLP
                             555 Fifth Avenue
                         New York, New York 10017

                                CUSTODIAN
                      State Street Bank & Trust Co.
                          Boston, Massachusetts

                              TRANSFER AGENT
                      State Street Bank & Trust Co.
                         c/o NFDS Servicing Agent
                          Post Office Box 419017
                     Kansas City, Missouri 64141-6017

<OUTSIDE BACK COVER>
The current Statement of Additional Information (SAI) for each of the Funds includes additional information about the Funds, and additional information about each Fund's investments is available in the Fund's annual and semiannual reports to shareholders.

Shareholder inquiries and requests for copies of the Funds' SAI, annual and semiannual reports, and other Fund information may be made to Thornburg Securities Corporation at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (800) 847-0200. SAIs and annual and semiannual reports are furnished at no charge.

Information about the Funds (including the SAI) may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are also available on the Commission's Internet site at http://www.sec.gov and copies of information may be obtained, upon payment of a duplicating fee, by writing the Commission's Public Reference Section, Washington, D.C. 20549-6009.

No dealer, sales representative or any other person has been authorized to give any information or to make any representation not contained in this Prospectus and, if given or made, the information or representation must not be relied upon as having been authorized by any Fund or Thornburg Securities Corporation. This Prospectus constitutes an offer to sell securities of a Fund only in those states where the Fund's shares have been registered or otherwise qualified for sale. A Fund will not accept applications from persons residing in states where the Fund's shares are not registered.

                                  <logo>
                              Thornburg Funds
                         Investing With Integrity
               Thornburg Securities Corporation, Distributor
            119 East Marcy Street, Santa Fe, New Mexico  87501
                              (800) 847-0200
            www.thornburg.com   email: postmaster@thornburg.com

Securities and Exchange Commission Investment Company Act of 1940 file numbers:
     Thornburg Investment Trust:  811-05201
     Thornburg Limited Term Municipal Fund, Inc.:  811-4302

                                  PART B


              INCOME FUNDS STATEMENT OF ADDITIONAL INFORMATION

                         THORNBURG INVESTMENT TRUST
                     (formerly Thornburg Income Trust)

                    STATEMENT OF ADDITIONAL INFORMATION
                                    for
      THORNBURG LIMITED TERM U.S. GOVERNMENT FUND ("Government Fund")
                                    and
             THORNBURG LIMITED TERM INCOME FUND ("Income Fund")
                     119 East Marcy Street,  Suite 202
                        Santa Fe, New Mexico  87501

     Thornburg Limited Term U.S. Government Fund ("Government Fund") and Thornburg Limited Term Income Fund ("Income Fund") are investment portfolios established by Thornburg Investment Trust (the "Trust"). This Statement of Additional Information relates to the investments made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of shares in the Funds. Certain financial information is incorporated by reference into this Statement of Additional Information, as specifically described at the end of the Statement of Additional Information under the heading "Financial Statements."

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Prospectus dated June 1, 1998. A copy of the Prospectus and copies of the Funds' most recent Annual and Semiannual Reports to Shareholders may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation, at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     The Trust's name was "Thornburg Income Trust" until October 1, 1995.

     The date of this Statement of Additional Information is June 1, 1999.

                             Table of Contents

                                                                       Page
                                                                       ----
ORGANIZATION OF THE FUNDS . . . . . . . . . . . . . . . . . . . . . . .  __

INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . . . . . . __

INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . . . . . . . __
     Government Fund Investment Limitations. . . . . . . . . . . . . . . __
     Income Fund Investment Limitations. . . . . . . . . . . . . . . . . __

YIELD AND RETURN COMPUTATION . . . . . . . . . . . . . . . . . . . . . . __

REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . . __
     Government Fund (Classes A and C) . . . . . . . . . . . . . . . . . __
     Income Fund (Classes A and C)  . . . . . . . . . . . . . . . . . . .__

DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS . . . . . . . . . . . . . .__
     Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . __
     Federal Income Tax Considerations . . . . . . . . . . . . . . . . . __
     State and Local Income Tax Considerations . . . . . . . . . . . . . __
     Accounts of Shareholders . . . . . . . . . . . . . . . . . . . . . .__

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS . . . . . . . __
     Investment Advisory Agreements . . . . . . . . . . . . . . . . . . .__
     Administrative Services Agreement . . . . . . . . . . . . . . . . . __

SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . __
     Service Plans - All Classes . . . . . . . . . . . . . . . . . . . . __
     Class C Distribution Plan . . . . . . . . . . . . . . . . . . . . . __

PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . . . . . . . __

MANAGEMENT AND HOLDERS OF SECURITIES . . . . . . . . . . . . . . . . . . __

PURCHASE OF FUND SHARES . . . . . . . . . . . . . . . . . . . . . . . . .__
     Discussion of Reduced Sales Charges - Class A Shares . . . . . . . .__

REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . . . __

DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .__

INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . . . . . . . __

FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . . . . . . . __

ORGANIZATION OF THE FUNDS

     Each of the Funds is a diversified series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). The Trust was originally organized on June 3, 1987. Government Fund also was organized as a series of the Trust on June 3, 1987 and commenced investment operations on November 6, 1987. Income Fund was organized as a series of the Trust on June 26, 1992, and commenced investment operations on October 1, 1992. The Funds are managed by their investment adviser, Thornburg Management Company, Inc. (TMC) under the supervision of the Trust's Trustees. The Trust currently has 12 authorized Funds, two of which are described in the Thornburg Limited Term Income Funds Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative voting rights or pre-emptive rights.

INVESTMENT OBJECTIVES AND POLICIES

Introduction

     This portion of the Statement of Additional Information includes additional information which the prospective investor may wish to know respecting types of investments each of the Funds may acquire or specific techniques each of the Funds may utilize in pursuing its investment objectives. Although certain investments are subject to purchase by both Funds, there are certain investments or techniques which are available only to one Fund or the other.

Determining Portfolio Average Maturity - Government Fund and Income Fund

     For purposes of each Fund's investment policy, an instrument will be treated as having a maturity earlier than its stated maturity date if the instrument has technical features (such as put or demand features) or a variable rate of interest which, in the judgment of the Fund's investment adviser, will result in the instrument being valued in the market as though it has an earlier maturity.

     In addition, each Fund may estimate the expected maturities of certain securities it purchases in connection with achieving its investment objectives. Certain obligations such as Treasury Bills and Notes have stated maturities. However, certain obligations a Fund may acquire, such as GNMA certificates, are interests in pools of mortgages or other loans having varying maturities.

     Due to prepayments of the underlying mortgage instruments or other loans, such asset-backed securities do not have a known actual maturity (the stated maturity date of collateralized mortgage obligations is, in effect, the maximum maturity date). In order to determine whether such a security is a permissible investment for a Fund (and assuming the security otherwise qualifies for purchase by the Fund), the security's remaining term will be deemed equivalent to the estimated average life of the underlying mortgages at the time of purchase of the security by the Fund. Average life will be estimated by the Fund based on its Adviser's evaluation of likely prepayment rates after taking into account current interest rates, current conditions in the relevant housing markets and such other factors as it deems appropriate. There can be no assurance that the average life as estimated will be the actual average life.

     For example, the mortgage instruments in the pools underlying mortgage-backed securities have original maturities ranging from 8 to 40 years. The maximum original maturity of the mortgage instruments underlying such a security may, in some cases, be as short as 12 years. The average life of such a security at the time of purchase by a Fund is likely to be substantially less than the maximum original maturity of the mortgage instruments underlying the security because of prepayments of the mortgage instruments, the passage of time from the issuance of the security until its purchase by a Fund and, in some cases, the wide dispersion of the original maturity dates of the underlying mortgage instruments.

     Certain securities which have variable or floating interest rates or demand or put features may nonetheless be deemed to have remaining actual lives which are less than their stated nominal lives. In addition, certain asset-backed securities which have variable or floating interest rates may be deemed to have remaining lives which are less than the stated maturity dates of the underlying mortgages.

Purchase of Certificates of Deposit - Government Fund and Income Fund

     In addition to the other securities each Fund may purchase, each Fund is authorized to purchase bank certificates of deposit under certain circumstances. The Government Fund may under certain market conditions invest up to 20% of its assets in (i) time certificates of deposit maturing in one year or less after the date of acquisition which are issued by United States banks having assets of $1,000,000,000 or more, and (ii) time certificates of deposit insured as to principal by the Federal Deposit Insurance Corporation. If any certificate of deposit (whether or not insured in whole or in part) is nonnegotiable, and it matures in more than 7 days, it will be considered illiquid, and subject to the Government Fund's fundamental investment restriction that no more than 10% of the Fund's net assets will be placed in illiquid investments.

     The Income Fund may invest in certificates of deposit of large domestic and foreign banks (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of one billion U.S. dollars), including foreign branches of domestic banks, and certificates of deposit of smaller banks as described below. Although the Income Fund recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Investment in certificates of deposit issued by foreign banks or foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks. (See "Foreign Securities" below). The Income Fund may also invest in certificates of deposit issued by banks and savings and loan institutions which had at the time of their most recent annual financial statements total assets of less than one billion dollars, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more that $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than 10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of one billion dollars.

Asset-Backed Securities - Government Fund and Income Fund

     Each of the Funds may invest in asset-backed securities, which are interests in pools in loans, described in the Prospectus. The Government Fund only may purchase such securities or participations therein if they are U.S. Government obligations described in the Prospectus.

Mortgage-Backed Securities and Mortgage Pass-Through Securities

     If otherwise consistent with its investment restrictions and the Prospectus, each Fund may invest in mortgage-backed securities, which are interests in pools of mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations as further described below. A Fund also may invest in debt securities which are secured with collateral consisting of mortgage -backed securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A decline in interest rates may lead to a faster rate of repayment of the underlying mortgages, and expose the Fund to a lower rate or return upon reinvestment of the prepayments. Additionally, the potential for prepayments in a declining interest rate environment will tend to limit to some degree the increase in net asset value of the Fund because the value of the mortgage-backed securities held by the Fund may not appreciate as rapidly as the price of non-callable debt securities. During periods of increasing interest rates, prepayments likely will be reduced, and the value of the mortgage-backed securities will decline.

     Interests in pools of mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their mortgage loans, net of any fees paid to the issuer or insurer of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, or upon refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.

     The principal governmental guarantor of mortgage-related securities is the Government National Mortgage Association ("GNMA"). GNMA is a wholly-owned United States Government corporation within the Department of Housing and Urban Development. GNMA is authorized to guarantee, with the full faith and credit of the United States government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of FHA-insured or VA-guaranteed mortgages. These guarantees, however, do not apply to the market value or yield of mortgage-backed securities or to the value of Fund shares. Also, GNMA securities often are purchased at a premium over the maturity value of the underlying mortgages. This premium is not guaranteed and will be lost if prepayment occurs.

     Government-related guarantors (i.e., not backed by the full faith and credit of the United States Government) include the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"). FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) mortgages from a list of approved seller/servicers which include state and federally-chartered savings loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government. FHLMC is a corporate instrumentality of the United States Government and was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. Its stock is owned by the twelve Federal Home Loan Banks. FHLMC issues Participation Certificates ("PC's") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PC's are not backed by the full faith and credit of the United States Government.

     Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments. Such pools may be purchased by the Income Fund, but will not be purchased by the Government Fund. Timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets the Income Fund's investment quality standards. There can be no assurance that the private insurer or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The Income Fund may buy mortgage-related securities without insurance or guarantees, if through an examination of the loan experience and practices of the originators/servicers and poolers, the Advisor determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations ("CMO's")

     A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal are paid, in most cases, semiannually. CMO's may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMO's are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMO's provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against unanticipated early return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation issues multiple series, (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMO's, the issuer serves as a conduit to allow loan originators (primarily builders or savings and loan associations) to borrow against their loan portfolios.

FHLMC Collateralized Mortgage Obligations

     FHLMC CMO's are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PC's, payments of principal and interest on the CMO's are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMO's are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMO's as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMO's is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMO's are identical to those of FHLMC PC's. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Backed Securities

     TMC expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. Neither Fund will purchase mortgage-backed securities or any other assets which, in the opinion of TMC, are illiquid and exceed, as a percentage of the Fund's assets, the percentage limitations on the Fund's investment in securities which are not readily marketable, as discussed below. TMC will, consistent with the Funds' respective investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

Other Asset-Backed Securities

     The securitization techniques used to develop mortgage-backed securities are now being applied to a broad range of assets. Through the use of trusts and special purpose corporations, various types of assets, including automobile loans, computer leases and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above or in structures similar to the CMO pattern. Consistent with the Funds' respective investment objectives and policies, each Fund may invest in these and other types of asset-backed securities that may be developed in the future. In general, the collateral supporting these securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments with interest rate fluctuations.

     Several types of asset-backed securities have already been offered to investors, including Certificates of Automobile Receivables ("CARS"). CARS represent undivided fractional interests in a trust whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interests on CARS are passed through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARS may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Asset-backed securities present certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of bankruptcy laws and of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool assets, to ensure that the receipt of payment on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches. The Income Fund, as a possible purchaser of such securities, will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

     The Income Fund may also invest in residual interests in asset-backed securities. In the case of asset-backed securities issued in a pass-through structure, the cash flow generated by the underlying assets is applied to make required payments on the securities and to pay related administrative expenses. The residual in an asset-backed security pass-through structure represents the interest in any excess cash flow remaining after making the foregoing payments. The amount of the residual will depend on, among other things, the characteristics of the underlying assets, the coupon rates on the securities, prevailing interest rates, the amount of administrative expenses and the actual prepayment experience on the underlying assets. Asset-backed security residuals not registered under the Securities Act of 1933 may be subject to certain restrictions on transferability. In addition, there may be no liquid market for such securities.

     The availability of asset-backed securities may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then existing holdings of such securities.

Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into repurchase agreements with member banks of the Federal Reserve System or any domestic broker-dealer which is recognized as a reporting government securities dealer if the creditworthiness of the bank or broker-dealer has been determined by TMC to be at least as high as that of other obligations the Fund may purchase or at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's or S&P. These transactions may not provide a Fund with collateral marked-to-market during the term of the commitment.

     A repurchase agreement, which provides a means for the Fund to earn income on funds for periods as short as overnight, is an arrangement under which the Fund purchases a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The repurchase price may be higher than the purchase price, the difference being interest at a stated rate due to the Fund together with the repurchase price on repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

     For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligations subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in the price of the Obligation. If the court characterized the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for the Fund, TMC seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. However, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.

When Issued Securities - Government Fund and Income Fund

     Either Fund may purchase securities offered on a "when-issued" or "forward delivery" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. To the extent that assets of a Fund are not invested prior to the settlement of a purchase of securities, the Fund will earn no income; however, it is intended that the Fund will be fully invested to the extent practicable and subject to the Fund's investment policies. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that the Funds will purchase such securities with the purpose of actually acquiring them unless sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of when-issued or forward delivery securities may be more or
less than the purchase price.   The Funds do not believe that net asset value
or income will be adversely affected by purchase of securities on a when-issued or forward delivery basis. Each Fund will establish a segregated account for commitments for when-issued or forward delivery securities.

Reverse Repurchase Agreements - Government Fund and Income Fund

     Either Fund may enter into reverse repurchase agreements by transferring securities to another person in return for proceeds equal to a percentage of the value of the securities, subject to its agreement to repurchase the securities from the other person for an amount equal to the proceeds plus an interest amount. Neither Fund will enter into any such transaction if, as a result, more than 5% of the Fund's total assets would then be subject to reverse repurchase agreements. See the "Investment Restrictions" applicable to each Fund, below.

Dollar Roll Transactions - Government Fund and Income Fund

     Either Fund may enter into "dollar roll" transactions, which consist of the sale by the Fund to a bank or broker-dealer (the "counterparty") of GNMA certificates or other mortgage-backed securities together with a commitment to purchase from the counterparty similar, but not identical, securities at a future date at the same price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Fund receives a fee from the counterparty as consideration for entering into the commitment to purchase. Dollar rolls may be renewed over a period of several months with a new purchase and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. Moreover, the transaction may be preceded by a firm commitment agreement pursuant to which the Fund agrees to buy a security on a future date.

     Dollar rolls are treated for purposes of the Investment Company Act of 1940 (the "1940 Act") as borrowings of the Fund entering into the transaction because they involve the sale of a security coupled with an agreement to repurchase, and are subject to the investment restrictions applicable to any borrowings made by the Fund. Like all borrowings, a dollar roll involves costs to the borrowing Fund. For example, while the Fund receives a fee as consideration for agreeing to repurchase the security, the Fund forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received by the Fund, thereby effectively charging the Fund interest on its borrowing. Further, although the Fund can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Fund's borrowing.

     Dollar rolls involve potential risks of loss which are different from those related to the securities underlying the transactions. For example, if the counterparty becomes insolvent, the Fund's right to purchase from the counterparty may be restricted. Additionally, the value of such securities may change adversely before the Fund is able to purchase them. Similarly, the Fund may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market. Since, as noted above, the counterparty is required to deliver a similar, but not identical security to the Fund, the security which the Fund is required to buy under the dollar roll may be worth less than an identical security. Finally, there can be no assurance that the Fund's use of the cash that it receives from a dollar roll will provide a return that exceeds borrowing costs.

     The Trustees of the Funds have adopted guidelines to ensure that those securities received are substantially identical to those sold. To reduce the risk of default, the Funds will engage in such transactions only with banks and broker-dealers selected pursuant to such guidelines.

Lending of Portfolio Securities - Government Fund and Income Fund

     Each Fund may seek to increase its income by lending portfolio securities. Under present regulatory policies, including those of the Board of Governors of the Federal Reserve System and the Securities and Exchange Commission, such loans may be made to member firms of the New York Stock Exchange, and would be required to be secured continuously by collateral in cash, cash equivalents or U.S. Treasury bills maintained on a current basis at an amount at least equal to the market value and accrued interest of the securities loaned. A Fund would have the right to call a loan and obtain the securities loaned on no more than five days' notice. During the existence of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation based on investment of the collateral. As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. However, the loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration which can be earned currently from securities loans of this type justifies the attendant risk.

Other Investment Strategies - Income Fund

     The Income Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity market movements), to manage the effective maturity or duration of fixed-income securities or portfolios, or to enhance potential gain. Such strategies are used by many mutual funds and other institutional investors. Techniques and instruments may change over time as new investments and strategies are developed or regulatory changes occur.

     In the course of pursuing these investment strategies, the Income Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, financial futures, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currency or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Income Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for purposes not related to bona fide hedging or risk management. Any or all of these investment techniques may be used at any time and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments.

     Strategic Transactions have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Income Fund, force the sales of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.
The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the contemplated use of these futures contracts and options thereon should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possible income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options - Income Fund

     Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument as to which the options relate. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Income Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Income Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An American-style put or call option may be exercised at any time during the option period while a European-style put or call options may be exercised only upon expiration or during a fixed period prior thereto.
The Income Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as a paradigm, but is also applicable to other financial intermediaries.

     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, to the extent the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     The Income Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

     OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guaranties and security, are set by negotiation of the parties. The Income Fund will only enter into OTC options that have a buy-back provision permitting the Fund to require the Counterparty to buy back the option at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Income Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with United States government securities dealers recognized by the Federal Reserve Bank in New York as "primary dealers," broker dealers, domestic or foreign banks or other financial institutions which have received a short-term credit rating of "A-1" from Standard & Poor's Corporation or "P-1" from Moody's Investor Services or have been determined by the Adviser to have an equivalent credit rating. The staff of the SEC currently takes the position that the amount of the Fund's obligation pursuant to an OTC option is illiquid, and is subject to the Income Fund's limitation on investing no more than 15% its assets in illiquid instruments.

     If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

     The Income Fund may purchase and sell call options on U.S. Treasury and agency securities, foreign sovereign debt, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets and related futures on such securities other than futures on individual corporate debt and individual equity securities. All calls sold by the Fund must be "covered" or must meet the asset segregation requirements described below as long as the call is outstanding (i.e., the Fund must own the securities or futures contract subject to the call). Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security and may require the Fund to hold a security which it might otherwise have sold.

     The Income Fund may purchase and sell put options that relate to U.S. Treasury and agency securities, mortgage-backed securities, foreign sovereign debt, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio) or futures on such securities other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under its hedging, duration management, risk management, and other Strategic Transactions other than those with respect to futures and options thereon.
In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures - Income Fund

     The Income Fund may purchase and sell financial futures contracts or purchase put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract.

     The Income Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 5% of the face amount of the contract, but may be higher in some circumstances. Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of options on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position will be offset prior to settlement and that delivery will not occur.

     The Income Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the segregation requirements with respect to futures and options thereon are described below.

Options on Securities Indices and Other Financial Indices - Income Fund

     The Income Fund also may purchase and sell call and put options on securities indices and other financial indices and, in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement (i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions - Income Fund

     The Income Fund may engage in currency transactions with Counterparties in order to hedge the value of currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell ( with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below.

     The Income Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transactions hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

     The Income Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended to wholly or partially offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency other than with respect to proxy hedging as described below.

     The Income Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

     To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Income Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a forward contract to sell a currency whose changes in value are generally considered to be linked to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, and to buy U.S. dollars. The amount of the contract would not exceed the value of the Fund's securities denominated in linked currencies. For example, if TMC considers that the Austrian schilling is linked to the German Deutschemark (the "D-mark"), the Fund holds securities denominated in Austrian schillings and TMC believes that the value of schillings will decline against the U.S. dollar, TMC may enter into a contract to sell D-marks and buy dollars. Hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived linkage between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions - Income Fund

     Currency transactions are subject to risks different from other transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Income Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered ineffective, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions - Income Fund

     The Income Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and any combination of futures, options and currency transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of TMC, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on TMC's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars - Income Fund

     Among the Strategic Transactions into which the Income Fund may enter are interest rate, currency and index swaps and the purchase or sale or related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Income Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. An interest rate swap is an agreement between two parties to exchange payments that are based on specified interest rates and a notional amount. The exchange takes place over a specified period of time. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. Although swaps can take a variety of forms, typically one party pays fixed and receives floating rate payments and the other party receives fixed and pays floating rate payments. An interest rate cap is an agreement between two parties over a specified period of time where one party makes payments to the other party equal to the difference between the current level of an interest rate index and the level of the cap, if the specified interest rate index increases above the level of the cap. An interest rate floor is similar except the payments are the difference between the current level of an interest rate index and the level of the floor if the specified interest rate index decreases below the level of the floor. An interest rate collar is the simultaneous execution of a cap and floor agreement on a particular interest rate index. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. Purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

     The Income Fund may enter into swaps, caps, floors or collars on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long term debt rating of the Counterparty combined with any credit enhancements, satisfies the credit criteria established by the Trustees. If there is a default by the Counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments - Income Fund

     The Income Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in the LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the United States - Income Fund

     When constructed outside the United States, Strategic Transactions may not be regulated as rigorously as in the United States, may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the United States of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts - Income Fund

     Some transactions which the Income Fund may enter into, including many Strategic Transactions, require that the Income Fund segregate liquid high grade debt assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. Transactions which require segregation include reverse repurchase agreements, dollar rolls, undertakings by the Fund to purchase when-issued securities, the Fund's sales of put or call options, the Fund's sales of futures contracts, currency hedging transactions (including forward currency contracts, currency futures and currency swaps) and swaps, floors and collars to the extent of the Fund's uncovered obligation under the transaction. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or an amount of cash or liquid high grade debt securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities without additional consideration or to segregate liquid high-grade assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid high grade debt assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

     Except when the Income Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations, or to segregate liquid high grade debt assets equal to the amount of the Fund's obligation.

     OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices, OCC issued and exchange listed index options, swaps, caps, floors and collars will generally provide for cash settlement. As a result, with respect to these instruments the Fund will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a put, or the in-the-money amount in the case of a call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. Other OCC issued and exchange listed options sold by the Fund, other than those above, generally settle with physical delivery, and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, if any, will be treated the same as other options settling with physical delivery.

     In the case of a futures contract or an option thereon, the Income Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, or high grade liquid debt instruments.

     With respect to swaps, the Income Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

     Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction, no segregation is required. If it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

     The Income Fund's activities involving Strategic Transactions may be limited by the requirements of Subchapter M of the Internal Revenue Code for qualification as a regulated investment company. See "Taxes."

Foreign Securities - Income Fund

     The Income Fund may invest in securities of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are not typically associated with investing in United States issuers. As foreign companies are not generally subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than a domestic company. Volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. There is generally less government supervision and regulation of brokers and listed companies than in the United States. Mail service between the United States and foreign countries may be slower or less reliable than within the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. Securities issued or guaranteed by foreign national governments, their agencies, instrumentalities, or political subdivisions, may or may not be supported by the full faith and credit and taxing power of the foreign government. The Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility and repatriation of assets. Further, it may be more difficult for the Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect United States investments in those countries. In addition, it may be more difficult to obtain and enforce a judgment against a foreign issuer. Foreign securities may be subject to foreign government taxes which will reduce the yield on such securities. A shareholder of the Income Fund will not be entitled to claim a credit or deduction for U.S. federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund.

Trustees' Power to Change Objectives and Policies

     Any objective and policies stated above may be changed by the Trustees of the Trust without a vote of the shareholders, unless identified as a fundamental objective or policy.

INVESTMENT LIMITATIONS

     The following restrictions, if identified as "fundamental" with respect to a Fund, may not be changed without approval of a majority of the outstanding voting securities of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund. Any restriction, limitation or policy which is not identified as fundamental may be changed by the Trustees.

Government Fund Investment Limitations

     As a matter of fundamental investment policy, the Government Fund will not:

     (1) Invest more than 20% of the Fund's total assets in securities other than obligations issued or guaranteed by the United States Government or its agencies, instrumentalities and authorities, or in participations in such obligations or repurchase obligations secured by such obligations, generally described (but not limited) under the heading "Types of Obligations the Fund May Acquire", and then only in the nongovernmental obligations described in the Prospectus;

     (2) Purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (3) Borrow money, except (a) as a temporary measure, and then only in amounts not exceeding 5% of the value of the Fund's total assets or (b) from banks, provided that immediately after any such borrowing all borrowings of the Fund do not exceed 10% of the Fund's total assets. The exceptions to this restriction are not for investment leverage purposes but are solely for extraordinary or emergency purchases or to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments is deemed to be disadvantageous. The Fund will not purchase securities while borrowings are outstanding. For purposes of this restriction (i) the security arrangements described in restriction (4) below will not be considered as borrowing money, and (ii) reverse repurchase agreements will be considered as borrowing money;

     (4) Mortgage, pledge or hypothecate any assets except to secure permitted borrowings. Arrangements to segregate assets with the Fund's custodian with respect to when-issued and delayed delivery transactions, and reverse repurchase agreements, and deposits made in connection with futures contracts, will not be considered a mortgage, pledge or hypothecation of assets;

     (5) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under federal securities laws;

     (6) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Fund from investing in obligations of the U.S. Government or its agencies, relating to real estate mortgages as described generally under the heading "Types of Obligations the Fund May Acquire";

     (7) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs. Investment in futures contracts respecting securities and in options on these futures contracts will not be considered investment in commodity futures contracts;

     (8) Make loans, except through (a) the purchase of debt obligations in accordance with the Fund's investment objectives and policies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; and (c) loans of securities;

     (9) Purchase any security on margin, except for such short-term credits as are necessary for the clearance of transactions. For purposes of this restriction, the Fund's entry into futures contracts will not be considered the purchase of securities on margin;

     (10)     Make short sales of securities;

     (11) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities;

     (12) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933. The Fund has no present intention to purchase any such restricted securities;

     (13) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities or more than 10% of any class of securities of any such issuer to be held by the Fund;

     (14) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (15) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of the Fund's total assets would be invested in any one industry;

     (16) Purchase or retain the securities of any issuer other than the securities of the Fund if, to the Fund's knowledge, those officers and Trustees of the Fund, or those officers and directors of TMC, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities;

     (17) Enter into any reverse repurchase agreement if, as a result thereof, more than 5% of its total assets would be subject to its obligations under reverse purchase agreements at any time;

     (18) Purchase or sell any futures contract if, as a result thereof, the sum of the amount of margin deposits on the Fund's existing futures positions and the amount of premiums paid for related options would exceed 5% of the Fund's total assets;

     (19) Purchase any put or call option not related to a futures contract;

     (20) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in securities which are considered illiquid because they are subject to legal or contractual restrictions on resale ("restricted securities") or because no market quotations are readily available; or enter into a repurchase agreement maturing in more than seven days, if as a result such repurchase agreements together with restricted securities and securities for which there are no readily available market quotations would constitute more than 10% of the Fund's net assets; or

     (21) Issue senior securities, as defined under the Investment Company Act of 1940, except that the Fund may enter into repurchase agreements and reverse repurchase agreements, lend its portfolio securities, borrow, and enter into when-issued and delayed delivery transactions as described above under "INVESTMENT OBJECTIVES AND POLICIES" and as limited by the foregoing investment limitations.

     Whenever an investment policy or restriction states a minimum or maximum percentage of the Government Fund's assets which may be invested in any security or other assets, it is intended that the minimum or maximum percentage limitations will be determined immediately after and as a result of the Fund's acquisition of the security or asset. Accordingly, any later increase or decrease in the relative percentage of value represented by the asset or security resulting from changes in asset values will not be considered a violation of these restrictions.

     Although the Government Fund has the right to pledge, mortgage or hypothecate its assets subject to the restrictions described above, in order to comply with certain state statutes on investment restrictions, the Fund will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), mortgage, pledge or hypothecate its portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

Income Fund Investment Limitations

     As a matter of fundamental policy, the Income Fund may not:

     (1) with respect to 75% of its total assets taken at market value, purchase more than 10% of the voting securities of any one issuer or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

     (2) borrow money, except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements; provided that the Fund maintains asset coverage of 300% for all borrowings;

     (3) purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein and that the Fund reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities) or purchase or sell physical commodities or contracts relating to physical commodities;

     (4) act as underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connection with the disposition of portfolio securities of the Fund;

     (5) make loans to any other person, except (a) loans of portfolio securities, and (b) to the extent that the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objectives and investment policies may be deemed to be loans;

     (6) issue senior securities, except as appropriate to evidence indebtedness which it is permitted to incur, and except for shares of the separate classes of a fund or series of the Trust provided that collateral arrangements with respect to currency-related contracts, futures contracts, options, or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction;

     (7) purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation with respect to investments in obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of the parents).

     As a matter of non-fundamental policy the Income Fund may not:

     (a) purchase or retain securities of any open-end investment company, or securities of any closed-end investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets. The Fund will not acquire any security issued by another investment company ( the "acquired company") if the Fund thereby would own (i) more than 3% of the total outstanding voting securities of the acquired company, or (ii) securities issued by the acquired company having an aggregate value exceeding 5% of the Fund's total assets, or
(iii) securities issued by investment companies having an aggregate value exceeding 10% of the Fund's total assets;

     (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

     (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such shares or securities together own beneficially more than 5% of such shares or securities or both;

     (d) purchase securities on margin or make short sales, unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions, and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

     (e) invest more than 15% of its net assets in the aggregate in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, and in repurchase agreements not terminable within 7 days provided the Fund will not invest more than 5% of its total assets in restricted securities;

     (f) purchase securities of any issuers with a record of less than three years of continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

     (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

     (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options in securities if, as a result, the aggregate value of the obligations underlying such put options (together with other assets then segregated to cover the Fund's potential obligations under its hedging, duration management, risk management and other Strategic Transactions other than those with respect to futures and options thereon) would exceed 50% of the Fund's net assets;

     (i) enter into futures contracts or purchase options thereon unless immediately after the purchase, the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

     (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

     (k) borrow money except as a temporary measure, and then not in excess of 5% of its total assets (taken at market value) unless the borrowing is from banks, in which case the percentage limitation is 10%; reverse repurchase agreements and dollar rolls will be considered borrowings for this purpose, and will be further subject to total asset coverage of 300% for such agreements;

     (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value); or

     (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets;

     (n)     purchase or sell real estate limited partnership interests.

Restrictions with respect to repurchase agreements shall be construed to be for repurchase agreements entered into for the investment of available cash consistent with the Income Fund's repurchase agreement procedures, not repurchase commitments entered into for general investment purposes.

YIELD AND RETURN COMPUTATION

Performance and Portfolio Information

     The Funds may quote their yields and returns in reports, sales literature and advertisements. Yield and return information are computed separately for Class A and Class C shares. Yield and return for Class C shares of a Fund ordinarily will be less than that of Class A shares of the same Fund because of the additional distribution fees imposed upon Class C shares. Additionally, yield and return could differ in minor respects among classes of the same Fund because of allocation of certain expenses to one or more specific classes to which the expenses relate. Any return quoted should not be considered a representation of the return in the future since return figures are based upon historical earnings. Actual performance will vary.
Any current yield quotation must include a standardized calculation which computes yield for a 30-day or one month period by dividing net investment income per share during the period by the maximum offering price on the last day of the period. The standardized calculation will include the effect of semiannual compounding and will reflect amortization of premiums for those bonds which have a market value in excess of par. New schedules based on market value will be computed each month for amortizing premiums. With respect to mortgage-backed securities or other receivables-backed obligations, the Fund will amortize the discount or premium on the outstanding principal balance, based upon the cost of the security, over the remaining term of the security. Gains or losses attributable to actual monthly paydowns on mortgage-backed obligations will be reflected as increases or decreases to interest income during the period when such gains or losses are realized. Provided that any such quotation is also accompanied by the standardized calculation referred to above, a Fund may also quote non-standardized performance data for a specified period by dividing the net investment income per share for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period, and multiplying the result by 365 divided by the number of days in the specified period. For purposes of this non-standardized calculation, net investment income will include accrued interest income plus or minus any amortized purchase discount or premium less all accrued expenses. The primary differences between the results obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors:
(1) The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardized calculation; (2) The non-standardized calculation may reflect amortization of premium based upon historical cost rather than market value; (3) The non-standardized calculation may reflect the average offering price per share for the period or the beginning offering price per share for the period, whereas the standardized calculation always will reflect the maximum offering price per share on the last day of the period; (4) The non-standardized calculation may reflect an offering price per share other than the maximum offering price, provided that any time the Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same price;
(5) The non-standardized return quotation may include the effective return obtained by compounding the monthly dividends.

     Any quoted performance should not be considered a representation of the performance in the future since the performance is not fixed. Actual performance will depend not only the type, quality and maturities of the investments held by the Fund and changes in interest rates on such investments, but also on changes in the Fund's expenses during the period. In addition, a change in the Fund's net asset value will affect its performance.

     Average annual total return quotations show the average annual percentage change in value of $1,000 for one, five and ten-year periods unless the class has been in existence for a shorter period. Average annual total return includes the effect of paying the maximum sales charge (Class A shares) or the deduction of the applicable CDSC (Class C shares) and assumes the reinvestment of all dividends. The Funds also may furnish average annual total return quotations for other periods, or based upon investments at various sales charge levels or at net asset value. Total return quotations show the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

     Yield and return information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Comparative information about the yield or distribution rate of the shares of a Fund and a bout average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements and communications of the Fund. Any such comparison will contain information about the differences between the Funds and those investments.

     From time to time, in advertisements and other types of literature, the performance of the Funds may be compared to other groups of mutual funds. This comparative performance ma y be expressed as a ranking or a rating prepared by Lipper Analytical Services, Inc., Donoghue Organization, Inc., Morningstar, Inc., Value Line or other widely recognized independent services which monitor the performance of mutual funds. Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BARRON's, VALUE LINE, the WALL STREET JOURNAL and MORNINGSTAR, and other such publications may also be used. The Funds may illustrate performance or the characteristics of their respective investment portfolios through graphs, tabular data, or other displays which describe (i) the average portfolio maturity of a Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard benchmarks or indices such as the Treasury yield curve), (iii) changes in the Funds' share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Funds' (or other investments) net asset values or prices and the Funds' (or other investments') investment returns. The Funds also may illustrate or refer to their respective investment portfolios, investment techniques and strategies, and general market or economic trends in advertising or communications to shareholders or prospective shareholders, including reprints of interviews or articles written by or about, and including comments by, Fund managers. These illustrations, references and comments ordinarily will relate to topics addressed in the Funds' Prospectus and Statements of Additional Information.

REPRESENTATIVE PERFORMANCE INFORMATION

GOVERNMENT FUND (Classes A and C)

     THE FOLLOWING DATA FOR THE GOVERNMENT FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The Government Fund's yields for Class A shares and Class C shares, computed for the 30-day period ended September 30, 1998 in accordance with the standardized calculation described above, were 5.26% and 4.92% for Class A shares and Class C shares, respectively. This method of computing performance does not take into account changes in net asset value.

AVERAGE ANNUAL TOTAL RETURN

     The Government Fund's total returns for Class A shares and Class C shares, computed in accordance with the total return calculation described above, are displayed in the table below for the periods shown ending
September 30, 1998. The Government Fund commenced sales of its Class A shares on November 6, 1987, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 2.50% on Class A shares. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge of
 .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figure shown below. These data also assume reinvestment of all dividends at net asset value.


               1 Year    5 Years   10 Years  Since Inception
               ------    -------   --------  ---------------
Class A         5.99%     5.08%      N/A     7.13% (11/6/87)
Class C         8.19%      N/A       N/A     6.77% (09/1/94)

Total return figures are average annual total returns for the periods shown.

INCOME FUND (Classes A and C)

     THE FOLLOWING DATA FOR THE INCOME FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN A FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

Yield Computations

     Standardized Method of Computing Yield. The Income Fund's yields for Class A shares and Class C shares, computed for the 30-day period ended September 30, 1998 in accordance with the standardized calculation described above, were 4.85% and 4.59% for Class A shares and Class C shares, respectively. This method of computing performance does not take into account changes in net asset value.

AVERAGE ANNUAL TOTAL RETURN

     The Income Fund's total returns for Class A shares and Class C shares, computed in accordance with the total return calculation described above are displayed in the table below for the periods shown ending September 30, 1998. The Income Fund commenced sales of its Class A shares on October 1, 1992, and commenced sales of Class C shares on September 1, 1994. "Total return," unlike the standardized yield figures shown above, takes into account changes in net asset value over the described periods. The Class A total return figures assume the deduction of the maximum sales commission of 2.50% on Class A shares. Class C shares sold on or after October 2, 1995 are subject to a contingent deferred sales charge of .50% if redeemed within one year of purchase. This sales charge was deducted in computing the one-year return figure shown below. These data also assume reinvestment of all dividends at net asset value.

          1 Year    5 Years   10 Years  Since Inception
Class A    4.40%     5.66%      N/A     6.27% (10/1/92)
Class C    6.65%      N/A       N/A     7.09% (09/1/94)

Total return figures are average annual total returns for the periods shown.

DISTRIBUTIONS, TAXES AND SHAREHOLDER ACCOUNTS

Distributions

     All of the net income of each Fund is declared daily as a dividend on shares for which the Fund has received payment. Net income of each Fund consists of all interest income accrued on that Fund's portfolio assets less all expenses of the Fund. Expenses of each Fund are accrued each day. Dividends are paid monthly and are reinvested in additional shares of the Fund at the net asset value per share at the close of business on the dividend payment date, or at the shareholder's option, paid in cash. Net realized capital gains, if any, will be distributed annually and reinvested in additional shares of each Fund at the net asset value per share at the close of business on the distribution date, or at the shareholder's option, paid in cash.

Federal Income Tax Considerations

     Each Fund has elected and intends to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code"). Distributions representing net interest and net short-term capital gains will be taxable as ordinary income to the recipient shareholders, whether the distributions are actually taken in cash or are reinvested by the recipient shareholders in additional shares. Fund distributions will not be eligible for the dividends received deduction for corporations. Distributions of net long-term capital gains, if any, will be treated as long-term capital gains to the distributee shareholders, whether the distributions are actually taken as cash or are reinvested by the recipient shareholders in additional shares.

     Redemption or resale of shares will be a taxable transaction for federal income tax purposes and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount realized by the shareholder on the redemption or resale. If the redemption or resale occurs after 1997, and the shareholder held the shares as capital assets, the gain or loss will be long-term if the shares were held for more than 12 months, and any such long-term gain generally will be subject to a maximum federal income tax rate of 20% to the extent that gain exceeds any net short-term capital losses realized by the taxpayer.

     Effective for sales charges incurred after October 3, 1989 if the shareholder disposes of shares within 90 days after purchasing them, and later acquires shares for which the sales charge is eliminated or reduced pursuant to a reinvestment or exchange right, then the original sales charge to the extent of the reduction is not included in the basis of the shares sold for determining gain or loss. Instead, the reduction is included in determining the basis of the reinvested shares.

     Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should distributions reduce the net asset value below a shareholder's cost basis, the distributions would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

     If a Fund holds zero coupon securities or other securities which are issued at discount, a portion of the difference between the issue price and the face amount of zero coupon securities ("original issue discount") will be treated as ordinary income if the Fund holds securities with original issue discount each year, although no current payments will be received by the Fund with respect to that income. This original issue discount will comprise a part of that investment company taxable income of the Fund which must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax on the Fund. Taxable shareholders of the Fund will be subject to income tax on original issue discount, whether or not they elect to receive their distributions in cash.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a mutual fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on a disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Income Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     The Code imposes a nondeductible 4% excise tax on regulated investment companies which do not distribute to shareholders by the end of each calendar year the sum of (i) 98% of the company's net ordinary income realized in the year, (ii) 98% of the company's net capital gain income for the 12-month period ending on October 31 of that year, and (iii) the excess of (A) the sum of the amounts in (i) and (ii) for the prior calendar year plus all amounts from earlier years which are not treated as having been distributed under this provision, over (B) actual distributions for the preceding calendar years. The effect of this excise tax will be to cause each Fund to distribute substantially all of its income during the calendar year in which the income is earned. Shareholders will be taxed on the full amount of the distribution declared by their Fund for each such year, including declared distributions not actually paid until January 31 of the next calendar year.

     Each shareholder will be notified annually by their Fund as to the amount and characterization of distributions paid to or reinvested by the shareholder for the preceding taxable year. The Fund may be required to withhold federal income tax at a rate of 31% from distributions otherwise payable to a shareholder if (i) the shareholder has failed to furnish the Fund with his taxpayer identification number, (ii) the Fund is notified that the shareholder's number is incorrect, (iii) the Internal Revenue Service notifies the Fund that the shareholder has failed properly to report certain income, or (iv) when required to do so, the shareholder fails to certify under penalty of perjury that he is not subject to this withholding.

     If in any year a Fund fails to qualify for the treatment conferred by Subchapter M of the Code, the Fund would be taxed as a corporation on its income. Distributions to the shareholders would be treated as ordinary income to the extent of the Fund's earnings and profits, and would be treated as nontaxable returns of capital to the extent of the shareholders' respective bases in their shares. Further distributions would be treated as amounts received on a sale or exchange or property. Additionally, if in any year the Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although each Fund intends to distribute all of its net income currently, it could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and Treasury Regulations presently in effect as they directly govern the taxation of each Fund and its shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal and state taxation of the Fund and the income tax consequences to its shareholders. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to the consequences affecting individuals, and the tax consequences of an investment of a person who is not an individual may be very different.

State and Local Income Tax Considerations

     Each Fund is a series of Thornburg Investment Trust, which is organized as a Massachusetts business trust. Under current Massachusetts law, the Trust is not subject to Massachusetts income taxation during any fiscal year in which the Fund qualifies as a regulated investment company. The income tax treatment of the shareholders in the respective states will depend upon the specific laws applicable in those states, and prospective investors are urged to confer with their own tax advisers concerning their particular situations.

Accounts of Shareholders

     When an investor makes an initial investment in shares of a Fund, the Transfer Agent will open an account on the books of the Fund, and the investor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor will receive a confirmation statement giving complete details of the transaction. Shareholders also will receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide information for income tax purposes.

     The monthly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of the Fund at net asset value on the payment or distribution date, as the case may be.
Upon written notice to the Transfer Agent, a shareholder may elect to receive monthly distributions of net interest income in cash. Such an election will remain in effect until changed by written notice to the Transfer Agent, which change may be made at any time in the sole discretion of the shareholder.

     The issuance and delivery of certificates for shares is not required, and shareholders may be relieved of the responsibility of safekeeping. Upon written request to the Transfer Agent, a certificate will be issued for any or all of the full shares credited to a shareholder's account, unless the shareholder has elected the Fund's telephone redemption or systematic withdrawal features, which are described in the Prospectus. Certificates which have been issued to a shareholder may be returned at any time for credit to his or her account.

INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreements

     Pursuant to the investment Advisory Agreement, Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 ("TMC"), will act as the investment adviser for, and will manage the investment and reinvestment of the assets of, the Funds in accordance with the Funds' respective investment objectives and policies, subject to the general supervision and control of the Funds' Trustees.

     TMC is investment adviser for Thornburg Limited Term Municipal Fund National Portfolio and Thornburg Limited Term Municipal Fund California Portfolio, which are fund series issued by Thornburg Limited Term Municipal Fund, Inc. TMC also is investment adviser for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg New York Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund, separate series of Thornburg Investment Trust which have aggregate net assets of approximately $825,000,000 as of September 30, 1997. TMC is a sub-adviser for Daily Tax-Free Income Fund, Inc., a registered investment company.

     TMC will provide continuous professional investment supervision under the Investment Advisory Agreement. In addition to managing each Fund's investments, TMC will administer the Funds' business affairs, provide office facilities and certain clerical, bookkeeping and administrative services. Pursuant to the Investment Advisory Agreements, the Funds will pay to TMC a monthly management fee at the annual rates described in the table set forth below. The Income Fund also will pay applicable sales tax, gross receipts tax or similar impositions thereon. All fees and expenses are accrued daily and deducted before payment of dividends to investors.

                                   Net Assets               Annual Rate
     Government Fund            0 to $1 billion                0.375%
                                $1 billion to $2 billion       0.325%
                                over $2 billion                0.275%

     Income Fund                0 to $500 million              0.50%
                                $500 million to $1 billion     0.45%
                                $1 billion to $1.5 billion     0.40%
                                $1.5 billion to $2 billion     0.35%
                                over $2 billion                0.275%

In addition to the fees of TMC, each Fund will pay all other costs and expenses of its operations, including custodian and transfer agent fees, the fees and expenses for valuation services, auditors and other professional services. Each Fund also will bear the expenses of registering and qualifying the Fund and the shares for distribution under federal and state securities laws, including legal fees.

     Each Fund may pay fees to TMC and Thornburg Securities Corporation to reimburse them for particular expenditures incurred in connection with certain shareholder services and the distribution of the Fund's shares to investors. The terms and conditions relating to these payments are described in detail below under the heading "SERVICE AND DISTRIBUTION PLANS".

     The Investment Advisory Agreement for each Fund has been approved by the Trustees of the Funds, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Fund or TMC. Each Agreement may be extended for successive 12-month periods, provided that the continuation is approved at least annually by the Trustees, and by a majority of the Trustees who are not "interested" within the meaning of the Investment Company Act of 1940 or by a vote of the majority of the Fund's shares then outstanding. The Agreement may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of TMC to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of TMC, or of reckless disregard of its obligations and duties under the Agreement, TMC will not be liable for any action or failure to act in accordance with its duties thereunder.

     The shareholders of each of the Funds approved a restatement of the Investment Advisory Agreement applicable to each Fund at special meetings of shareholders on April 16, 1996, to reduce the advisory fees under those agreements and to remove from those agreements the requirement that TMC would provide certain administrative services. Instead, effective July 1, 1996, those services are provided under the terms of an Administrative Services Agreements are described below.

     For the three most recent fiscal periods ended September 30, 1996, 1997 and 1998 with respect to each Fund, the amounts paid to TMC by each Fund were as follows:

                                   1996           1997           1998
                                   ----           ----           ----

               Government Fund   $678,979       $512,612       $521,022
               Income Fund        $44,213        $63,046       $228,636

TMC has waived its rights to fees in the foregoing periods as follows:

                                   1996           1997           1998
                                   ----           ----           ----

               Government Fund      -0-            -0-            -0-
               Income Fund       $106,223        $72,224          -0-

A portion of the foregoing figures for 1996 are based upon the rates applicable before restatement of the Investment Advisory Agreement applicable to each Fund. TMC may, (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During the fiscal year ended September 30, 1998, the Government Fund and the Income Fund reimbursed TMC in the amounts of $15,952 and $5,309, respectively, for certain accounting expenses incurred by TMC on behalf of that Fund.

Administrative Services Agreement

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulated regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A and Class C shares provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by TMC. For the fiscal years shown, each of the Funds paid the following amounts to TMC under its Administrative Services Agreements for the share classes shown:

     September 30, 1996:           Class A        Class C
                                   -------        -------
               Government Fund      $44,204         $977
               Income Fund           $7,210         $756

     September 30, 1997:           Class A        Class C
                                   -------        -------
               Government Fund     $170,871        $4,909
               Income Fund          $33,817        $5,702

     September 30, 1998:           Class A        Class C
                                   -------        -------
               Government Fund     $162,998        $5,909
               Income Fund          $41,718        $8,171

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

     H. Garrett Thornburg, Jr., President, Chairman and a Trustee of the Fund, is also Director and controlling stockholder of TMC.

SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     Each of the Funds have adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A and Class C shares of each Fund. The Plan permits each Fund to pay to TMC (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets to reimburse TMC for specific expenses incurred by it in connection with certain shareholder services and the distribution of that Fund's shares to investors. TMC may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation , to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and delivery of shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and reimbursed to TMC in later years.

     The Funds paid to TMC the amounts shown in the table below under the Service Plan for the fiscal years shown below. All amounts received by TMC under the Plan were paid principally as compensation to securities dealers and other persons selling the Funds' shares for administration and shareholder services referred to in the preceding paragraph.

     September 30, 1996:           Class A        Class C
                                   -------        -------
               Government Fund     $355,228        $12,882
               Income Fund          $58,390         $6,007

     September 30, 1997:           Class A        Class C
                                   -------        -------
               Government Fund     $330,420           $982
               Income Fund          $64,185        $11,411

     September 30, 1998            Class A        Class C
                                   -------        -------
               Government Fund     $315,717       $49,021
               Income Fund          $78,430       $35,704

Class C Distribution Plan

     Each Fund has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C shares of that Fund ("Class C Distribution Plan"). The Class C Distribution Plan provides for the Fund's payment to the Fund's principal underwriter, Thornburg Securities Corporation ("TSC") on a monthly basis of an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

     The purpose of the Class C Distribution Plan applicable to each Fund is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Class C Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C shares sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares. Because the Class C Distribution Plan is a compensation type plan, TSC can earn a profit on any year when Fund payments exceed TSC's actual expenses. The Funds are not liable for any expenses incurred by TSC in excess of the compensation it received from the Fund.

     The Funds paid to TSC $3,627 (Government Fund) and $3,829 (Income Fund) under the Class C Distribution Plan for the fiscal year ended September 30, 1996, paid to TSC $9,816 (Government Fund) and $11,396 (Income Fund) under the Plan for the fiscal year ended September 30, 1997, and paid to TSC $11,816 (Government Fund) and $16,341 (Income Fund) for the fiscal year ended September 30, 1998. Amounts received by TSC under the Class C Distribution Plan were paid principally as compensation to securities dealers and other persons selling the Funds' shares.

     The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares, but the Funds do not believe that this prohibition will apply to the arrangements described in the Plans. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the Funds' ability to market their shares could be impaired to a small extent. The Funds do not foresee that they will give preference to banks or other depository institutions which receive payments from TMC or TSC when selecting investments for the Funds.

     Each Plan continues in effect for periods of 12 months each unless terminated pursuant to its terms and may be continued from year to year thereafter, provided that the continuance is approved at lease annually by a vote of a majority of the Trustees, including a majority of the independent Trustees cast in person at a meeting called for the purpose of voting on such continuance. Each Plan also may be terminated at any time, without penalty, if a majority of the independent Trustees or shareholders of a Fund class vote to terminate the Plan for that class. So long as a Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of a Fund shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may not be amended to increase materially the amount of a Fund's payments thereunder without approval of the shareholders of the affected classes. Under each Plan, the other party, or the Funds, by a vote of a majority of the independent Trustees or of the holders of a majority of the outstanding shares, may terminate the provisions retaining the services of the other party under the Plan, without penalty. The Trustees have the authority to approve continuance of the Plan without similarly approving a continuance of the provisions retaining TMC or TSC thereunder.

     To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it will remain in effect as such, so as to authorize the use of the Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it will terminate automatically in the event of an "assignment." Upon termination, no further payments may be made under the agreement except for amounts previously accrued by unpaid. The Funds may continue to make payments pursuant to the Plan of the amounts authorized to be paid, which may or may not be to TMC or TSC, as the case may be, or the adoption of other similar arrangements, in each case by the Funds' Trustees, including a majority of the independent Trustees by vote cast in person at a meeting called for that purpose.

     Information regarding the services rendered under the Plans and the amounts paid therefor is provided to, and reviewed by, the Trustees on a quarterly basis. In their quarterly review, the Trustees consider the continued appropriateness of the Plans and the level of compensation provided therein.

PORTFOLIO TRANSACTIONS

     TMC, in effecting purchases and sales of portfolio securities for the account of the Funds, will place orders in such manner as, in the opinion of TMC, will offer the best price and market for the execution of each transaction. Portfolio securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price of execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information including credit analyses of issuers and statistical and other services to TMC. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to TMC's own research efforts, the receipt of research information is not expected
significantly to reduce TMC's expenses.   In selecting among the firms
believed to meet the criteria for handling a particular transaction, TMC also may give consideration to those firms which have sold or are selling shares of the Funds. While TMC will be primarily responsible for the placement of the Funds' business, the policies and practices of TMC in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Funds.

     TMC reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, TMC will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by a Fund and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Fund and such other clients, the size of investment commitments generally held by the Fund and such other clients and opinions of the persons responsible for recommending investments to the Fund and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Funds' Trustees that the benefits available from TMC's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Funds' Trustees will review simultaneous transactions.

     The Funds' portfolio turnover rates for the two most recent fiscal years are as follows:
                                   1997           1998
                                   ----           ----

               Government Fund     41.10%         29.77%
               Income Fund         13.87%         41.01%

MANAGEMENT AND HOLDERS OF SECURITIES

     The management of the Funds, including general supervision of the duties performed by TMC under the Investment Advisory Agreements, is the responsibility of the Trustees. There are five Trustees, one of whom is an "interested person." The names of the Trustees and officers and their principal occupations and other affiliations during the past five years are set forth below, with the Trustee who is an "interested person" of the Funds indicated by an asterisk:

H. Garrett Thornburg, Jr.,* 52, Trustee, Chairman of Trustees / Director, Chairman (since January of 1987) and Treasurer (since its inception in 1984) of Thornburg Limited Term Municipal Fund, Inc. (a mutual fund investing in certain municipal securities); Chairman and Director of Thornburg Mortgage Advisory Corporation since its formation in 1989; Chairman and Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since its formation in 1993; Executive Vice President of Daily Tax Free Income Fund, Inc. (mutual fund) since its formation in 1982 and a Director from 1982 to June 1993; Director and Treasurer of TMC since its formation in 1982 and President from 1982 to August 1997.

David A. Ater, 51, Trustee / Principal in Ater & Ater Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate) since 1990; owner, developer and broker for various real estate projects; Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since 1994.

J. Burchenal Ault, 70, Trustee / Independent Fund Raising Counsel, May 1986 to present; Trustee, Woodrow Wilson International Center for Scholars; Director of Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Director of Farrar, Strauss & Giroux (publishers) since 1968.

Forrest S. Smith, 66, Trustee / Attorney in private practice and shareholder Catron, Catron & Sawtell (law firm), Santa Fe, New Mexico, 1988 to present.

James W. Weyhrauch, 38, Trustee / Executive Vice President and Director, Nambe' Mills, Inc. (manufacturer), Santa Fe, New Mexico, 1986 to present.

Brian J. McMahon, 42, President and Assistant Secretary / President of Thornburg Limited Term Municipal Fund, Inc. since January, 1987; Managing Director of TMC since December 1985, President of TMC since August 1997 and a Vice President from April 1984 to August 1997.

Steven J. Bohlin, 38, Vice President and Treasurer / Vice President of Thornburg Limited Term Municipal Fund, Inc. since November 1988; a Managing Director and a Vice President of TMC.

Dawn B. Fischer, 50, Secretary and Assistant Treasurer / Secretary, Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Vice President, Daily Tax Free Income Fund, Inc. since 1989; Managing Director of TMC since 1985 and a Vice President since January 1984.

William Fries, 57, Vice President / Managing Director of TMC since May 1995 and Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1995; Vice President of USAA Investment Management Company from 1982 to 1995.

Ken Ziesenheim, 43, Vice President / Managing Director of TMC since 1995 and Vice President of Thornburg Limited Term Municipal Fund, Inc. since 1995; President of Thornburg Securities Corporation since 1995; Senior Vice President of Financial Services, Raymond James & Associates, Inc. from 1991 to 1995.

George Strickland, 34, Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since July 1991 and a Managing Director commencing in 1996.

Jonathan Ullrich, 28, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992.

Jack Lallement, 59, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Fund Accountant for TMC since March 1997; Chief Financial Officer/Controller for Zuni Rental, Inc. (equipment leasing and sales), Albuquerque, New Mexico from February 1995 to March 1997; Chief Financial Officer/Controller, Montgomery & Andrews, P.A. (law firm), Santa Fe, New Mexico from March 1987 to August 1994.

Thomas Garcia, 27, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Fund Accountant for TMC since 1994; BBA, University of New Mexico, 1993.

Van Billops, 32, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Fund Accountant for TMC since 1993.

Dale Van Scoyk, 50, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Account Manager for TMC since 1997; National Account Manager for the Heartland Funds 1993 - 1997.

Leigh Moiola, 31, Assistant Vice President / Vice President of TMC since November 1995, and Managing Director since December 1998, Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1997.

Sophia Franco, 27, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since August 1994.

Claiborne Booker, 36, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since February 1998; Partner, Brinson Partners, Inc., 1994 to 1997.

Kerry Lee, 31, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since November 1995.

Richard Brooks, 51, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since September 1994.

     The business address of each person listed is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Mr. Thornburg is a Director of TSC, Executive Vice President of Daily Tax-Free Income Fund, Inc., and Chairman and Treasurer of Thornburg Limited Term Municipal Fund, Inc. Mr. Ziesenheim and Ms. Fischer are respectively the president and secretary of TSC.

     The officers and Trustees affiliated with TMC will serve without any compensation from the Funds. The Trust currently pays each Trustee who is not an employee of TMC or an affiliated company a quarterly fee of $1,000 plus a fee of $500 for each meeting of the Trustees attended by the Trustee, pays an annual stipend of $1,000 to each Trustee who serves on the audit committee or any other committee the Trustees may establish, and reimburses Trustees for travel and out-of-pocket expenses incurred in connection with attending meetings. For the fiscal year ended September 30, 1998, the Trust paid the following amounts as compensation to Trustees:

                         Pension or
                         Retirement        Estimated      Total
           Aggregate     Benefits          Annual         Compensation
           Compensation  Accrued as        Benefits       from Trust and
           from          Part of           Upon           Fund Complex
Trustee    Trust         Fund Expenses     Retirement     Paid to Trustee
--------   ------------  -------------     -------------  ---------------
David A.       $7,000      - 0 -             - 0 -         $7,000
Ater

J. Burchenal   $7,000      - 0 -             - 0 -        $14,000
Ault

Forrest S.     $7,000      - 0 -             - 0 -         $7,000
Smith

James W.       $6,000      - 0  -            - 0 -         $6,000
Weyhrauch

The Trust does not pay retirement or pension benefits.

     As of March 31, 1999, the Government Fund had 10,693,124.688 shares outstanding, of which 9,672,166.291 were Class A shares and 630,227.056 were Class C shares; as of the same date, the Income Fund had 4,437,133.466 shares outstanding, of which 3,155,095.004 were Class A shares and 573,224.963 were Class C shares. As of March 31, 1999, no person was known to own, of record or beneficially, 5% or more of the issued and outstanding shares of the Government Fund. As of the same date, no person was known to own, of record or beneficially, 5% or more of the issued and outstanding shares of the Income Fund. As of March 31, 1999, officers and Trustees of the Trust as a group (together with family members) owned themselves or through affiliated persons less than 1% of the outstanding shares of the Government Fund and the Income Fund, respectively.

PURCHASE OF FUND SHARES

Determination of Purchase Price for Shares
------------------------------------------

     Each of the Funds offers Class A and Class C shares. Class A shares are sold subject to a sales charge which is deducted at the time you purchase shares. The Funds' distributor deducts the Class A sales charge shown in the sales charge table in the Prospectus and invests the balance of your investment at net asset value. The Class A sales charge is typically used to compensate financial advisors and others who sell Fund shares; and the distributor retains the balance to pay for its own operations. At certain times, for specific periods, TSC may reallow up to the full sales charge to all dealers who sell Fund shares. These "full reallowances" may be based upon the dealer reaching specified minimum sales goals. TSC will reallow the full sales charge only after notifying all dealers who sell Fund shares. During such periods, dealers may be considered underwriters under securities laws. TMC or TSC also may pay additional cash or non-cash compensation to dealer firms which have selling agreements with TSC. Those firms may pay additional compensation to financial advisors who sell Fund shares. Non-cash compensation may include travel and lodging in connection with seminars or other educational programs. Class C shares are sold at net asset value, but are subject to a deferred sales charge if redeemed within one year of purchase. Class A and Class C shares are subject to a service fee charged under a "Rule 12b-1 plan," and Class C shares are also subject to a distribution fee charged under a separate Rule 12b-1 plan. These fees are described in the Prospectus. See also the discussion of Service and Distribution Plans in this Statement of Additional Information.

     Share prices are determined by reference to the "net asset value" of shares next determined after receipt of a purchase order for the shares. The net asset value is the value of the underlying assets represented by each share, and is computed separately for each class of a Fund by adding the value of investments, cash and other assets for the class, and dividing by the number of shares outstanding. The value of assets is determined by independent valuation services employed by each Fund. The trustees periodically review the performance of each valuation service. Share price is normally calculated at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

Discussion of Reduced Sales Charges - Class A Shares

     The Prospectus states that certain classes of investors, specified below, may purchase Class A shares of the Funds at variations to the Public Scale. The Trust may change or eliminate these variations at any time.

     (1) Existing shareholders of a Fund may purchase shares upon the reinvestment of dividends and capital gains distributions with no sales charge. This practice is followed by many investment funds that charge sales loads for new investments.

     (2) Persons may purchase Class A shares of a Fund at no sales charge if they redeemed Class A shares of the Fund or any other series of Thornburg Investment Trust, or of any series of Thornburg Limited Term Municipal Fund, Inc. and reinvest some or all of the proceeds within 24 months after the redemption. The shareholder's dealer or the shareholder must notify the Transfer Agent or TSC at the time an order is placed that the purchase qualifies for this variation to the Public Scale.

     The special class of shareholders in subsection (2) above was created as a convenience for those shareholders who invest in a Fund and subsequently make a decision to redeem all or part of their investment for a temporary period. In some cases, the existence of this special class of shareholders will act as further inducement for certain individuals to make an initial investment in a Fund, particularly if those investors feel that they might have a temporary need to redeem all or part of their investment in the coming years. Shareholders who have previously invested in a Fund are more familiar than the general public with the Fund, its investment objectives, and its results. The costs to TSC of its marketing to these individuals and maintaining the records of their prior investment are minimal compared to the costs of marketing the Fund to the public at large.

     (3) Officers, Trustees, directors and employees of the Trust, TMC, TSC, the Custodian and Transfer Agent, and counsel to the Trust, and members of their families, may purchase shares of a Fund with no sales charge, provided that they notify TSC or the Transfer Agent at the time an order is placed that a purchase will qualify for variation from the Public Scale. The sales charge will not be eliminated if the notification is not furnished at the time of the order or a review of Fund records fails to confirm that the investor's representation is correct. The reduced sales charge to these persons is based upon the Trust's view that their familiarity with and loyalty to the Funds will require less selling effort by the Trust, such as a solicitation and detailed explanation of the conceptual structure of the Fund, and less sales-related expenses, such as advertising expenses, computer time, paper work, secretarial needs, postage and telephone costs than are required for the sale of shares to the general public. Inclusion of the families of these persons is based upon the Trust's view that the same economies exist for sales of shares to family members.

     (4) Employees of brokerage firms who are members in good standing with the National Association of Securities Dealers, Inc. ("NASD"), employees of financial planning firms who place orders for a Fund placed directly with the Transfer Agent or TSC and through a broker/dealer who is a member in good standing with the NASD, and employees of eligible non-NASD members which accept orders for shares of a Fund on an agency basis and clear those orders through a broker/dealer who is a member in good standing with NASD, and their families, may purchase shares of the Fund for themselves with no sales charge, provided that (i) the order must be placed through an NASD member firm who has entered into an agreement with TSC to distribute shares of the Fund, and (ii) the shareholder's broker/dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase would qualify for this variation to the Public Scale. Similar notification must be made in writing by the dealer, the broker, or the shareholder when such an order is placed by mail. The reduced sales charge will not apply if the notification is not furnished at the time of the order or a review of TSC's, the dealer's, the broker's or the Transfer Agent's records fails to confirm that the investor's representation is correct.

     Because they sell the Funds' shares, these individuals tend to be much more aware of the Fund than the general public. Any additional costs to TSC of marketing to these individuals are minimal.

     (5) Bank trust departments, companies with trust powers, investment dealers and investment advisers who charge fees for service, and investment dealers who utilize wrap fee or similar arrangements, may purchase shares of the Fund at no sales charge, provided that these persons notify TSC or the Transfer Agent, at the time a qualifying order is placed, that the purchase qualifies for this variation to the Public Scale.

     (6) Purchases of Class A shares of any Fund may be made at net asset value provided that such purchases are placed through a broker that maintains one or more omnibus accounts with the Fund and such purchases are made by (i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a) through 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     (7) No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed. In determining whether a redemption fee is payable and the amount of any fee, it is assumed that shares not subject to the charge are the first redeemed, followed by other shares held for the longest period of time. The applicability of these fees will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     (8) Certain employee benefit plans and insurance company separate accounts used to fund annuity contracts may purchase shares of the Funds at no sales charge. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders for these plans. If such a fee is paid, a contingent deferred sales charge of the same percentage will be imposed on any redemptions within one year of purchase.

     (9) Charitable organizations or foundations, including trusts established for the benefit of charitable organizations or foundations, may purchase shares of the Funds at no sales charge. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders for these purchasers.

     These organizations may charge fees to clients for whose accounts they purchase shares of a Fund. Where the reduced sales charge applies, notification is required at the time the order is received, and a review of TSC's or Transfer Agent's record must confirm that the investor's representation is correct. The investment decisions of the persons and organizations described in the foregoing paragraphs tend to be made by informed advisers. Typically, these organizations are better able than the general public to evaluate quickly the appropriateness of a Fund's investment objectives and performance in light of their goals. In certain cases, these organizations may approach the Fund directly with no solicitation after reading performance data in trade publications. Consequently, costs of marketing to these persons and organizations likely will be minimal.

     (10) Such persons as are determined by the Trustees to have acquired shares under special circumstances, not involving any sales expense to a Fund or to TSC, may purchase shares of the Fund with no sales charge. This variation from the Public Scale contemplates circumstances where a relatively large sale can be made at no distribution cost to a large investor or a number of smaller investors who are similarly situated. In the contemplated circumstances, there would be no cost of distribution, or any costs would be paid by TMC.

     (11) Shares of a Fund may be sold at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to or permits group solicitation of its employees, members or participants. Information on these arrangements is available from TSC.

     (12) Investors may purchase shares of a Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. This is available only to investors whose broker-dealer or other financial advisor has made prior arrangements with TSC. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with the direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order or the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Trust without notice. This variation to the Public Scale is offered in the belief that investors in other funds who determine to reinvest in one of the Funds have made an informed decision and that significant sales efforts are not required.

REDEMPTION OF SHARES

     Procedures with respect to redemption of Fund shares are set forth in the Prospectus under the caption "HOW TO REDEEM FUND SHARES". Each Fund may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund's investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the shareholders of the Fund.

DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Fund, Thornburg Securities Corporation acts as the distributor of Fund shares. The Fund bears the expenses of registering its shares with the Securities and Exchange Commission and qualifying them or the Fund with state regulatory authorities. In addition, the Fund will make payments to TMC and to TSC for certain shareholder services and distribution of the Funds' shares, including amounts paid to dealers for services and incentive compensation. See the discussion under the heading "SERVICE AND DISTRIBUTION PLANS". Terms of continuation, termination and assignment under the Distribution Agreement are similar to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires 30 days' notice.

     H. Garrett Thornburg, Jr., President, and a Trustee of the Funds, is also Director and controlling stockholder of TSC.

  The following table shows the commissions and other compensation received by TSC from each of the Funds for the fiscal years ended September 30, 1996, 1997 and 1998, except for amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."

                             Net             Compensation
Fiscal                       Underwriting    on
Year          Aggregate      Discounts and   Redemptions
Ended         Underwriting   Commissions     and            Brokerage     Other
9/30 Fund     Commissions    Paid to TSC     Repurchases    Commissions   Compensation
---- ----     ------------   -------------   ------------   -----------   ------------
1996
     Government $96,524        $24,515          $1,557         - 0 -           *
     Income     $95,939        $ 9,784          $1,647         - 0 -           *
1997
     Government $133,824       $18,119          $1,793         - 0 -           *
     Income     $141,380       $18,484          $6,628         - 0 -           *
1998
     Government $144,896       $19,451          $2,108         - 0 -           *
     Income     $109,057       $16,479          $2,584         - 0 -           *

*  See "Service and Distribution Plans"


INDEPENDENT AUDITORS

     McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, has been selected as the independent auditor of the Funds for the fiscal year ending September 30, 1999. Shareholders will receive semiannual unaudited financial statements and annual financial statements audited by the independent auditor. The Funds' most recent Annual Reports may be obtained at no charge by writing or calling Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501, (800) 847-0200.

FINANCIAL STATEMENTS

     The Funds' Statements of Assets and Liabilities including Schedules of Investments, as of September 30, 1998, Statements of Operations for the year ended September 30, 1998 and Statements of Changes in Net Assets for the two years in the period ended September 30, 1998, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Reports dated October 23, 1998 for Thornburg Limited Term U.S. Government Fund and Thornburg Limited Term Income Fund are incorporated herein by reference from the Funds' 1997 Annual Reports to Shareholders.

                        THORNBURG INVESTMENT TRUST
                    STATEMENT OF ADDITIONAL INFORMATION
                                    for
                  THORNBURG INTERMEDIATE MUNICIPAL FUNDS
                     119 East Marcy Street, Suite 202
                        Santa Fe, New Mexico  87501

     Thornburg Intermediate Municipal Funds (the "Funds") are series of Thornburg Investment Trust (the "Trust"), each with a separate investment portfolio and each having one or more classes of shares:

               Thornburg Florida Intermediate Municipal Fund
                       ("Intermediate Florida Fund")

                   Thornburg Intermediate Municipal Fund
                      ("Intermediate National Fund")

             Thornburg New Mexico Intermediate Municipal Fund
                     ("Intermediate New Mexico Fund")

              Thornburg New York Intermediate Municipal Fund
                      ("Intermediate New York Fund")

     The Funds' investment adviser is Thornburg Management Company, Inc.
(TMC).

     This Statement of Additional Information relates to the investments proposed to be made by the Funds, investment policies governing the Funds, the Funds' management, and other issues of interest to a prospective purchaser of shares in the Funds.

     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Funds' Prospectus dated June 1, 1999. A copy of the Prospectus and copies of the Funds' most recent Annual and Semiannual Reports to Shareholders may be obtained at no charge by writing to the distributor of the Funds' shares, Thornburg Securities Corporation (TSC), at 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

     The Trust's name was "Thornburg Income Trust" until October 1, 1995.

     The date of this Statement of Additional Information is June 1, 1999.

                             TABLE OF CONTENTS
                                                                       Page
                                                                       ----
          ORGANIZATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . 1
          INVESTMENT OBJECTIVES AND POLICIES . . . . . . . . . . . . . . _
               Municipal Obligations . . . . . . . . . . . . . . . . . . _
               Ratings . . . . . . . . . . . . . . . . . . . . . . . . . _
               Temporary Investments . . . . . . . . . . . . . . . . . . _
               Repurchase Agreements . . . . . . . . . . . . . . . . . . _
               U.S. Government Obligations . . . . . . . . . . . . . . . _
               Special Risks of Investment in Single-State Funds . . . . _

          INVESTMENT LIMITATIONS . . . . . . . . . . . . . . . . . . . .__

          YIELD AND RETURN COMPUTATION:
          Performance and Portfolio Information . . . . . . . . . . . . __
               Computation of Yield and Return - In General . . . . . . __
               Additional Portfolio and Performance Information . . . . __

          REPRESENTATIVE PERFORMANCE INFORMATION . . . . . . . . . . . .__
               Thornburg Intermediate Municipal Fund
                         (Classes A and C) . . . . . . . . . . . . . . .__
               Thornburg New Mexico Intermediate Municipal Fund
                         (Class A) . . . . . . . . . . . . . . . . . . .__
               Thornburg Florida Intermediate Municipal Fund
                         (Class A) . . . . . . . . . . . . . . . . . . .__
               Thornburg New York Intermediate Municipal Fund
                         (Class A) . . . . . . . . . . . . . . . . . . .__

          DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . . __
               Distributions . . . . . . . . . . . . . . . . . . . . . .__
               Federal Income Tax Matters . . . . . . . . . . . . . . . __
               State and Local Tax Aspects . . . . . . . . . . . . . . .__
               Accounts of Shareholders . . . . . . . . . . . . . . . . __

          INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS . .__
               Investment Advisory Agreement . . . . . . . . . . . . . .__
               Administrative Services Agreement . . . . . . . . . . . .__

          SERVICE AND DISTRIBUTION PLANS . . . . . . . . . . . . . . . .__
               Service Plans - All Classes . . . . . . . . . . . . . . .__
               Class C Distribution Plan . . . . . . . . . . . . . . . .__

          PORTFOLIO TRANSACTIONS . . . . . . . . . . . . . . . . . . . .__
                                     i

          MANAGEMENT AND HOLDERS OF SECURITIES . . . . . . . . . . . . .__

          HOW TO PURCHASE FUND SHARES . . . . . . . . . . . . . . . . . __

          NET ASSET VALUE . . . . . . . . . . . . . . . . . . . . . . . __

          REDEMPTION OF SHARES . . . . . . . . . . . . . . . . . . . . .__

          DISTRIBUTOR . . . . . . . . . . . . . . . . . . . . . . . . . __

          INDEPENDENT AUDITORS . . . . . . . . . . . . . . . . . . . . .__

          FINANCIAL STATEMENTS . . . . . . . . . . . . . . . . . . . . .__
                                     ii

                       ORGANIZATION OF THE FUNDS

     Each of the Intermediate Municipal Funds are series of Thornburg Investment Trust, a Massachusetts business trust (the "Trust") organized in 1987 as a diversified, open-end management investment company under a Declaration of Trust (the "Declaration" ). Each of the single-state Intermediate Funds is a non-diversified series of the Trust, and the Intermediate Municipal Funds are managed by their investment adviser, Thornburg Management Company, Inc. under the supervision of the Trust's Trustees. The Trust currently has 14 authorized Funds, four of which are described in the Prospectus. The Trustees are authorized to divide the Trust's shares into additional series and classes.

     Each Fund may hold special shareholder meetings and mail proxy materials. These meetings may be called to elect or remove Trustees, change fundamental investment policies, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Each Fund will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the number of shares you own. Shares do not have cumulative voting rights or preemptive rights.

                    INVESTMENT OBJECTIVES AND POLICIES

     The primary investment objective of each of the Funds is to provide for its shareholders as high a level of current income exempt from Federal income tax as is consistent, in the view of the Funds' investment adviser, TMC, with preservation of capital. The New Mexico and New York Funds seek to provide as high a level of current income exempt from state individual income taxes as is consistent, in the view of TMC, with preservation of capital. The Intermediate New York Fund also seeks to have interest dividends which are distributed to individual shareholders exempt from New York City individual income taxes. The Florida Fund seeks exemption from Florida's imposition of taxes on intangible personal property. A secondary investment objective of the Funds is reducing fluctuations in net asset value per share relative to long-term municipal bond portfolios, by maintaining a portfolio with a dollar-weighted average maturity that will normally not exceed three to ten years. There is a risk in all investments, however, and there can be no assurance that the Funds' objectives will be achieved. The objective of preservation of capital may preclude the Funds from obtaining the highest available yields.

     The National, New Mexico Funds were organized on June 4, 1991. The New York Fund was organized on March 12, 1997. The New Mexico Fund commenced investment operations on June 21, 1991, and the National Fund commenced investment operations on July 23, 1991. The Florida Fund commenced investment operations on February 1, 1994. The New York Fund commenced investment operations on September 5, 1997.

     The dollar-weighted average effective maturity of the Funds' portfolios normally will not exceed three to ten years. Price changes in the Funds' shares therefore can be expected to be more moderate than the per share fluctuations of portfolios with longer-term bonds.

     The Intermediate National Fund will seek to achieve its objectives by investing in a diversified portfolio of obligations issued by state and local governments. Each single state Fund will acquire Municipal Obligations issued principally by the state having the same name as the Fund, and the political subdivisions and the agencies thereof. Any Fund may invest in obligations of United States possessions and territories or their agencies and instrumentalities. Each single state Fund may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than certain United States Government securities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer. See the discussion under the caption "Investment Limitations."

     Each Fund's assets will normally consist of (1) Municipal Obligations or participation interests therein that are rated at the time of purchase within the four highest grades Aaa, Aa, A, Baa by Moody's Investors Service ("Moody's"), or AAA, AA, A, BBB of Standard & Poor's Corporation ("S&P"), or Fitch Investors Service ("Fitch"), (2) Municipal Obligations or participation interests therein that are not rated by a rating agency, but are issued by obligors that either have other comparable debt obligations that are rated within the four highest grades by Moody's S&P or Fitch, or, in the case of obligors whose obligations are unrated, are deemed by TMC to be comparable with issuers having such debt ratings, and (3) a small amount of cash or equivalents. In normal conditions, the Funds will hold cash pending investment in portfolio securities or anticipated redemption requirements. For an explanation of these ratings, please see "Ratings," page 6. to the extent that unrated Municipal Obligations may be less liquid, there may be somewhat greater risk in purchasing unrated Municipal Obligations than in purchasing comparable, rated Municipal Obligations. If a Fund experienced unexpected net redemptions, it could be forced to sell such unrated Municipal Obligations at disadvantageous prices without regard to the Obligations' investment merits, depressing the Fund's net asset value and possibly reducing the Fund's overall investment performance.

     Except to the extent that the Funds are invested in temporary investments for defensive purposes, each Fund will, under normal conditions, invest 100% of its net assets in Municipal Obligations and normally will not invest less than 80% of its net assets in Municipal Obligations. This 80% policy is a fundamental investment policy of the Funds and may be changed only with the approval of a majority of the outstanding voting securities of a given series of the Fund. Under normal conditions, each single state Fund will attempt to invest 100%, and as a matter of fundamental policy, will invest at least 65% of its net assets in Municipal Obligations which originate in the state having the same name as the Fund.

     The ability of the Funds to achieve their investment objectives is dependent upon the continuing ability of issuers of Municipal Obligations in which the Funds invest to meet their obligations for the payment of interest and principal when due. In addition to using information provided by the rating agencies, TMC will subject each issue under consideration for investment to its own credit analysis in an effort to assess each issuer's financial soundness. This analysis is performed on a continuing basis for all issues held by the Funds. TMC subjects each issue under consideration for investment to the same or similar credit analysis that TMC applies to rated issues.

     Credit ratings are helpful in evaluating bonds, but are relevant primarily to the safety of principal and interest payments under the bonds. These ratings do not reflect the risk that market values of bonds will fluctuate with changes in interest rates. Additionally, credit rating agencies may fail to change credit ratings in a timely fashion to reflect events subsequent to initial ratings. The Funds' investment adviser, TMC, reviews data respecting the issuers of the Funds' portfolio assets on an ongoing basis, and may dispose of portfolio securities upon a change in ratings or adverse events not reflected in ratings.

     The Funds have reserved the right to invest up to 20% of each Fund's net assets in "temporary investments" in taxable securities (of comparable quality to the above tax-exempt investments) that would produce interest not exempt from Federal income tax. Such temporary investments, which may include repurchase agreements with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk, may be made due to market conditions, pending investment of idle funds or to afford liquidity. See "Temporary Investments," at page 8. Such investments are, like any investment, subject to market risks and fluctuations in value. In addition, each Fund's temporary taxable investments may exceed 20% of its net assets when made for defensive purposes during periods of abnormal market conditions. The Funds do not expect to find it necessary to make temporary investments in taxable investments.

     No Fund will purchase securities if, as a result, more than 25% of the Fund's total assets would be invested in any one industry. However, this restriction will not apply to purchase of (i) securities of the United States Government and its agencies, instrumentalities and authorities, or (ii) tax exempt securities issued by other governments or political subdivisions, because these issuers are not considered to be members of any industry. This restriction may not be changed as to any Fund unless approved by a majority of the outstanding shares of the Fund.

     The Funds' investment objectives and policies, unless otherwise specified, are not fundamental policies and may be changed by the Trustees without shareholder approval.

Municipal Obligations

     Municipal Obligations include debt and lease obligations issued by states, cities and local authorities to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which Municipal Obligations may be issued include the refunding of outstanding obligations, the procurement of funds for general operating expenses and the procurement of funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide privately-operated housing facilities, sports facilities, convention or trade show facilities, airport, mass transit, port or parking facilities, air or water pollution control facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Municipal Obligations have also been issued to finance single-family mortgage loans and to finance student loans. Such obligations are included within the term "Municipal Obligations" if the interest paid thereon is exempt from federal income tax.

     The two principal classifications of Municipal Obligations are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a specific revenue source. Industrial development bonds are in most cases revenue bonds and are generally not secured by the pledge of the credit or taxing power of the issuer of such bonds. There are, of course, variations in the security of Municipal Obligations, both within a particular classification and between classifications, depending on numerous factors.

     The Funds may invest in a variety of types of Municipal Obligations, including but not limited to bonds, notes (such as tax anticipation and revenue anticipation notes), commercial paper and variable rate demand instruments. Variable rate demand instruments are Municipal Obligations or participations therein, either publicly underwritten and traded or privately purchased, that provide for a periodic adjustment of the interest rate paid on the instrument and permit the holder to demand payment of the unpaid principal amount and accrued interest upon not more than seven days' notice either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. Such Letters of Credit, guarantees or insurance will be considered in determining whether a Municipal Obligation meets a Fund's investment criteria. See the Prospectus under the caption "Investment Objectives and Policies - Municipal Obligations." The issuer of a variable rate demand instrument may have the corresponding right to prepay the principal amount prior to maturity.

     The Funds also may purchase fixed rate municipal demand instruments either in the public market or privately. Such instruments may provide for periodic adjustment of the interest rate paid to the holder. The "demand" feature permits the holder to demand payment of principal and interest prior to their final stated maturity, either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to the instrument. In some cases these demand instruments may be in the form of units, each of which consists of (i) a Municipal Obligation and (ii) a separate put option entitling the holder to sell to the issuer of such option the Municipal Obligation in such unit, or an equal aggregate principal amount of another Municipal Obligation of the same issuer, issue and maturity as such Municipal Obligation, at a fixed price on specified dates during the term of the put option. In those cases, each unit taken as a whole will be considered a Municipal Obligation, based upon an accompanying opinion of counsel. A Fund will invest in a fixed rate municipal demand instrument only if the instrument or the associated letter of credit, guarantee or insurance is rated within the three highest grades of a nationally recognized rating agency, or, if unrated, is deemed by TMC to be of comparable quality with issues having such debt ratings. The credit quality of such investments will be determined on a continuing basis by TMC under the supervision of the Trustees.

     A Fund also may purchase and sell Municipal Obligations on a when-issued or delayed delivery basis. When-issued and delayed delivery transactions arise when securities are purchased or sold with payment and delivery beyond the regular settlement date. (When-issued transactions normally settle within 30-45 days.) On such transactions the payment obligation and the interest rate are fixed at the time the buyer enters into the commitment.
The commitment to purchase securities on a when-issued or delayed delivery basis may involve an element of risk because the value of the securities is subject to market fluctuation, no interest accrues to the purchaser prior to settlement of the transaction, and at the time of delivery the market value may be less than cost. At the time a Fund makes the commitment to purchase a Municipal Obligation on a when-issued or delayed delivery basis, it will record the transaction and reflect the value of the security in determining its net asset value. That Fund also will maintain liquid assets at least equal in value to commitments for when-issued or delayed delivery securities, such assets to be segregated by State Street Bank & Trust Co., the Fund's custodian, specifically for the settlement of such commitments. The value of the segregated assets will be marked to the market daily so that the Fund will at all times maintain assets in the segregated account equal in value to the amount of these commitments. The Funds will only make commitments to purchase Municipal Obligations on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Funds reserve the right to sell these securities before the settlement date if it is deemed advisable. If a when-issued security is sold before delivery any gain or loss would not be tax-exempt.

     TMC will evaluate the liquidity of each Municipal Lease upon its acquisition and periodically while it is held based upon factors established by the Trustees, including (i) the frequency of trades and quotes for the obligation, (ii) the number of dealers who will buy or sell the obligation and the potential buyers for the obligation, (iii) the willingness of dealers to make a market for the obligation, and (iv) the nature and timing of marketplace trades. An unrated Municipal Lease with non-appropriation risk that is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be "illiquid" solely because the underlying Municipal Lease is unrated, if TMC determines that the Municipal Lease is readily marketable because it is backed by such letter of credit or insurance policy.

     The Funds will seek to reduce further the special risks associated with investment in Municipal Leases by investing in Municipal Leases only where, in TMC's opinion, certain factors established by the Trustees have been satisfied, including (i) the nature of the leased equipment or property is such that its ownership or use is deemed essential to a governmental function of the governmental issuer, (ii) the Municipal Lease has a shorter term to maturity than the estimated useful life of the leased property and the lease payments will commence amortization of principal at an early date,
(iii) appropriate covenants will be obtained from the governmental issuer prohibiting the substitution or purchase of similar equipment for a specified period (usually 60 days or more) in the event payments are not appropriated,
(iv) the underlying equipment has elements of portability or use that enhance its marketability in the event foreclosure on the underlying equipment was ever required, and (v) the governmental issuer's general credit is adequate. The enforceability of the "non-substitution" provisions referred to in (iii) above has not been tested by the courts. Investments not meeting certain of these criteria (such as the absence of a non-substitution clause) may be made if the Municipal Lease is subject to an agreement with a responsible party (such as the equipment vendor) providing warranties to the Funds that satisfy such criteria.

     Municipal Leases usually grant the lessee the option to purchase the leased property prior to maturity of the obligation by payment of the unpaid principal amount of the obligation and, in some cases, a prepayment fee.
Such prepayment may be required in the case of loss or destruction of the property. The prepayment of the obligation may reduce the expected yield on the invested funds if interest rates have declined below the level prevailing when the obligation was purchased.

     A Fund will not invest in illiquid securities if, as a result of the investment, more than 10% of its net assets will be invested in illiquid securities. For purposes of this limitation, "illiquid securities" shall be deemed to include (1) Municipal Leases subject to non-appropriation risk which are not rated at the time of purchase within the four highest grades by Moody's or S&P and not subject to remarketing agreements (or not currently subject to remarketing, pursuant to the conditions of any such agreement then in effect, with a responsible remarketing party, deemed by TMC to be capable of performing its obligations), (2) repurchase agreements maturing in more than seven days, (3) securities which the Funds are restricted from selling to the public without registration under the Securities Act of 1933, and
(4) other securities or participations not considered readily marketable by the Funds, provided that for purposes of the foregoing an unrated Municipal Lease which is backed by an irrevocable bank letter of credit or an insurance policy, issued by a bank or insurer deemed by TMC to be of high quality and minimal credit risk, will not be deemed to be illiquid.

     From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities. Similar proposals may be introduced in the future. These proposals, if enacted, may have the effect of reducing the availability of investments for the Funds. Moreover, the value of the Funds' portfolios may be affected. The Funds could be compelled to reevaluate their investment objectives and policies and submit possible changes in the structure of the Funds for the approval of their respective shareholders.

     The yields on Municipal Obligations are dependent on a variety of factors, including the condition of the general market and the Municipal Obligation market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of Moody's, S&P and Fitch represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. See "Ratings." It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, coupon and rating may have different yields, while Municipal Obligations of the same maturity and coupon with different ratings may have the same yield. The market value of outstanding Municipal Obligations will vary with changes in prevailing interest rate levels and as a result of changing evaluations of the ability of their issuers to meet interest and principal payments. Such variations in market value of Municipal Obligations held in a Fund's portfolio arising from these or other factors will cause changes in the net asset value of the Fund's shares.

Ratings

     Tax-Exempt Bonds. The four highest ratings of Moody's for tax-exempt bonds are Aaa, Aa, A and Baa. Tax-exempt bonds rated Aaa are judged to be of the "best quality." The rating of Aa is assigned to tax-exempt bonds which are of "high quality by all standards," but as to which margins of protection or other elements make long-term risks appear somewhat larger than Aaa rated tax-exempt bonds. The Aaa and Aa rated tax-exempt bonds comprise what are generally known as "high grade bonds." Tax-exempt bonds which are rated A by Moody's possess many favorable investment attributes and are considered "upper medium grade obligations." Factors giving security to principal and interest of A rated tax-exempt bonds are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Tax-exempt bonds rated Baa are considered "medium grade" obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such tax-exempt bonds lack outstanding investment characteristics and in fact have speculative characteristics as well. The foregoing ratings are sometimes presented in parentheses preceded with "Con." indicating the bonds are rated conditionally. Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes the probable credit status upon completion of construction or elimination of the basis of the condition.

     The four highest ratings of S&P and Fitch for tax-exempt bonds are AAA, AA, A, and BBB. Tax-exempt bonds rated AAA bear the highest rating assigned by S&P and Fitch to a debt obligation and indicates an extremely strong capacity to pay principal and interest. Tax-exempt bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. The BBB rating, which is the lowest "investment grade" security rating by S&P or Fitch, indicates an adequate capacity to pay principal and interest.
Whereas BBB rated Municipal Obligations they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category. The foregoing ratings are sometimes followed by a "p" indicating that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the bonds being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion.

     Municipal Notes. The ratings of Moody's for municipal notes are MIG 1, MIG 2, MIG 3 and MIG 4. Notes bearing the designation MIG 1 are judged to be of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Notes bearing the designation MIG 2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group. Notes bearing the designation of MIG 3 are judged to be of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established. Notes bearing the designation MIG 4 are judged to be of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     The S&P ratings for municipal notes are SP-1+, SP-1, SP-2 and SP-3. Notes bearing an SP-1+ rating are judged to possess overwhelming safety characteristics, with either a strong or very strong capacity to pay principal and interest. Notes rated SP-1 are judged to have either a strong or very strong capacity to pay principal and interest but lack the overwhelming safety characteristics of notes rated SP-1+. Notes bearing an SP-2 rating are judged to have a satisfactory capacity to pay principal and interest, and notes rated SP-3 are judged to have a speculative capacity to pay principal and interest.

     Tax-Exempt Demand Bonds. The rating agencies may assign dual ratings to all long term debt issues that have as part of their provisions a demand or multiple redemption feature. The first rating addresses the likelihood of repayment of principal and interest as due and the second rating addresses only the demand feature. The long term debt rating symbols are used for bonds to denote the long term maturity and the commercial paper rating symbols are used to denote the put option (for example, "AAA/A-1+"). For newer "demand notes" maturing in 3 years or less, the respective note rating symbols, combined with the commercial paper symbols, are used (for example. "SP-1+/A-1+").

     Commercial Paper. The ratings of Moody's for issuers of commercial paper are Prime-1, Prime-2 and Prime-3. Issuers rated Prime-1 are judged to have superior ability for repayment which is normally evidenced by (i) leading market positions in well established industries, (ii) high rates of return on funds employed, (iii) conservative capitalization structures with moderate reliance on debt and ample asset protection, (if) broad margins in earnings coverage of fixed financial charges and high internal cash generation, and (v) well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated Prime-2 are judged to have a strong capacity for repayment which is normally evidenced by many of the characteristics cited under the discussion of issuers rated Prime-1 but to a lesser degree. Earnings trends, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Adequate liquidity is maintained. Issuers rated Prime-3 are judged to have an acceptable capacity for repayment. The effect of industry characteristics and market composition may be more pronounced. Variability of earnings and profitability may result in changes in the level of debt-protection measurements and the requirement for relatively high financial leverage. Adequate alternate liquidity is maintained.

     The ratings of S&P for commercial paper are A (which is further delineated by Categories A-1+, A-1, A-2 and A-3), B, C and D. Commercial paper rated A is judged to have the greatest capacity for timely payment. Commercial paper rated A-1+ is judged to possess overwhelming safety characteristics. Commercial paper rated A-1 is judged to possess an overwhelming or very strong degree of safety. Commercial paper rated A-2 is judged to have a strong capacity for payment although the relative degree of safety is not as high as for paper rated A-1. Commercial paper rated A-3 is judged to have a satisfactory capacity for timely payment but is deemed to be somewhat more vulnerable to the adverse changes in circumstances than paper carrying the higher ratings. Commercial paper rated B is judged to have an adequate capacity for timely payment but such capacity may be impaired by changing conditions or short-term adversities.

Temporary Investments

     Each Fund has reserved the right to invest up to 20% of its net assets in "temporary investments" in taxable securities that would produce interest not exempt from federal income tax. See "Distributions and Tax Matters." Such temporary investments may be made due to market conditions, pending investment of idle funds or to afford liquidity. These investments are limited to the following short-term, fixed-income securities (maturing in one year or less from the time of purchase): (i) obligations of the United States government or its agencies, instrumentalities or authorities; (ii) prime commercial paper within the two highest ratings of Moody's or S&P;
(iii) certificates of deposit of domestic banks with assets of $1 billion or more; and (iv) repurchase agreements with respect to the foregoing types of securities. Repurchase agreements will be entered into only with dealers, domestic banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. Investments in repurchase agreements are limited to 5% of a Fund's net assets. See "Repurchase Agreements." In addition, temporary taxable investments may exceed 20% of a Fund's net assets when made for defensive purposes during periods of abnormal market conditions. The Funds do not expect to find it necessary to make such temporary investments.

Repurchase Agreements

     Any Fund may enter into repurchase agreements with respect to taxable securities constituting "temporary investments" in its portfolio. A repurchase agreement is a contractual agreement whereby the seller of securities agrees to repurchase the same security at a specified price on a future date agreed upon by the parties. The agreed upon repurchase price determines the yield during the Fund's holding period. Repurchase agreements may be viewed as loans collateralized by the underlying security that is the subject of the repurchase agreement. A Fund will not enter into a repurchase agreement if, as a result, more than 5% of the value of its net assets would then be invested in repurchase agreements. The Funds will enter into repurchase agreements only with dealers, banks or recognized financial institutions that in the opinion of TMC represent minimal credit risk. The risk to a Fund is limited to the ability of the seller to pay the agreed upon repurchase price on the delivery date; however, although the value of the underlying collateral at the time the transaction is entered into always equals or exceeds the agreed upon repurchase price, if the value of the collateral declines there is a risk of loss of both principal and interest if the seller defaults. In the event of a default, the collateral may be sold. A Fund might incur a loss if the value of the collateral has declined, and the Fund might incur disposition costs or experience delays in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited. The Funds' investment adviser will monitor the value of the collateral at the time the transaction is entered into and at all subsequent times during the term of the repurchase agreement in an effort to determine that the value always equals or exceeds the agreed upon repurchase price. In the event the value of the collateral declines below the repurchase price, the investment adviser will demand additional collateral from the seller to increase the value of the collateral to at least that of the repurchase price.

U.S. Government Obligations

     The Funds' temporary investments in taxable securities may include obligations of the U.S. government. These include bills, certificates of indebtedness, notes and bonds issued or guaranteed as to principal or interest by the United States or by agencies or authorities controlled or supervised by and acting as instrumentalities of the U.S. government and established under the authority granted by Congress, including, but not limited to, the Government National Mortgage Association, the Tennessee Valley Authority, the Bank for Cooperatives, the Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks, Farm Credit Banks and the Federal National Mortgage Association. Some obligations of U.S. government agencies, authorities and other instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others only by the credit of the issuing agency, authority or other instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

Special Risks of Investment in Single-State Funds

     Investments in a single-state Fund will be subject to economic and other factors affecting the state in which the Fund invests.

     New Mexico
     ----------
     New Mexico's population and economy are among the smallest of the 50 states. As of 1995, the state's population of 1,685,000 was 0.64% of the United States population. 1996 personal income for New Mexico was $32.2 billion, which was 0.48% of the national total. Major industries for the state include mining, energy resources, construction, services, tourism, agriculture, and the federal government.

     After growing at a 6.2% rate in 1995, which was the third fastest growth rate in the nation, New Mexico per capita personal income grew at only a 3.4% rate in 1996. This appears to be primarily due to cut-backs at some of the major federal government facilities, and weak energy and agriculture prices.

     The state government derives 49% of its revenues from sales taxes, 32% of revenues from income taxes, 9% of revenues from severance taxes, and the other 10% from other sources. State general fund revenues showed significant increases in 1997 and 1998 over 1996 levels.

     Florida
     -------
     As of 1995, Florida's population of 14,166,000 was 5.4% of the United States population. 1996 personal income for Florida was $347 billion, which was 5.2% of the national total. The state continues to grow rapidly. Major industries for the state include agriculture, tourism, insurance, banking and import-export trade.

     Personal income grew at a 6.3% rate in 1996, and has averaged 6.5% growth over the last five years. The unemployment rate dropped to 5.1% in 1996 from 8.3% in 1992.

     Debt ratios are moderate at $730 per capita, and 3.2% of personal income. State general fund revenues are showing significant increases in 1997 over 1996 levels. The budget for the 1997-'98 fiscal year anticipated revenue growth of 5.1% to $16,360 million. General fund revenues continue to be highly dependent upon the sales tax.

     New York
     --------

     New York has enjoyed increased tax revenues recently from a growth in personal income, continued strong performance in financial services, strong consumer spending and tourism. Current state spending estimates appear reasonable in view of these revenue increases. Medicaid cost containments, slowing health care cost increases, abatement of public assistance costs and other cost reduction measures also have permitted the state and local governments generally to meet their obligations.

     The current financial stability could be upset by a number of factors, however. Costs which are currently contained could increase if the state's economy falters. Public assistance costs and health care expense could increase if unemployment increases. Economic difficulties also could reduce economic activity and consumer spending, reducing tax revenues in a period when governmental costs likely would increase.

     The state also has enacted tax decreases, which will reduce revenue the State might otherwise have enjoyed. In the same regard, the state likely will have a natural growth in spending in coming years, and will have to find additional revenues to cover expenditures financed with approximately $1.3 billion in nonrecurring revenues in fiscal 1996.

     The ability of the state to respond to these challenges may be impaired significantly, particularly if the economy weakens, because the state and some local governments have failed to take advantage of the recent stronger economy and increased public revenue to improve public finances. Although the state currently has a revenue surplus, the state has an accumulated deficit. Enhanced revenues have been used for current spending instead of debt retirement and creation of reserves. Moreover, the state's undisciplined budget process continues to rely on one time fixes and invasion of off-budget funds to achieve short-term budget balance, at the expense of fiscally responsible long-term solutions to the state's chronic budget deficit.

     The state's structural budget deficit and chronic inability to adopt timely budgets also disrupt financial planning by local governments, state agencies, contract agencies and private vendors. Many of these entities are unable to plan effectively, and may incur additional interest costs for short-term cash flow borrowings.

                          INVESTMENT LIMITATIONS

     The Funds have adopted the following fundamental investment policies which may not be changed unless approved by a majority of the outstanding shares of each Fund or "series" of shares that would be affected by such change. Under the Investment Company Act of 1940 (the "Act"), a "vote of the majority of the outstanding voting securities" of a particular series means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of such series or (2) 67% or more of the shares of such series present at a shareholders' meeting if more than 50% of the outstanding shares of such series are represented at the meeting in person or by proxy.

A Fund may not:

     (1) Invest in securities other than Municipal Obligations (including participations therein) and temporary investments within the percentage limitations specified in the Prospectus under the caption "Investment Objective and Policies";

     (2) The Intermediate National Fund may not purchase any security if, as a result, more than 5% of its total assets would be invested in securities of any one issuer, excluding obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities. Any single state Fund may invest more than 5% of its portfolio assets in the securities of a single issuer provided that it may not purchase any security (other than securities issued or guaranteed as to principal or interest by the United States or its instrumentalities) if, as a result, more than 5% of the Trust's total assets would be invested in securities of a single issuer;

     (3) Borrow money, except for temporary or emergency purposes and not for investment purposes, and then only in an amount not exceeding 5% of the value of the Fund's total assets at the time of borrowing;

     (4) Pledge, mortgage or hypothecate its assets, except to secure borrowings permitted by subparagraph (3) above;

     (5) Issue senior securities as defined in the Investment Company Act of 1940, except insofar as either Fund may be deemed to have issued a senior security by reason of (a) entering into any repurchase agreement; (b) purchasing any securities on a when-issued or delayed delivery basis; or (c) borrowing money in accordance with the restrictions described above;

     (6) Underwrite any issue of securities, except to the extent that, in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

     (7) Purchase or sell real estate and real estate mortgage loans, but this shall not prevent the Funds from investing in Municipal Obligations secured by real estate or interests therein;

     (8) Purchase or sell commodities or commodity futures contracts or oil, gas or other mineral exploration or development programs;

     (9) Make loans, other than by entering into repurchase agreements and through the purchase of Municipal Obligations or temporary investments in accordance with its investment objectives, policies and limitations;

     (10) Make short sales of securities or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

     (11) Write or purchase puts, calls, straddles, spreads or other combinations thereof, except to the extent that securities subject to a demand obligation or to a remarketing agreement may be purchased as set forth in the Prospectus under the captions "Investment Objectives and Policies -- Municipal Obligations";

     (12) Invest more than 5% of its total assets in securities of unseasoned issuers which, together with their predecessors, have been in operation for less than three years excluding (i) obligations of, or guaranteed by, the United States government, its agencies, instrumentalities and authorities and (ii) obligations secured by the pledge of the faith, credit and taxing power of any entity authorized to issue Municipal Obligations;

     (13) Invest more than 5% of its total assets in securities which the Fund is restricted from selling to the public without registration under the Securities Act of 1933;

     (14) Purchase securities of any issuer if such purchase at the time thereof would cause more than 10% of the voting securities of any such issuer to be held by a Fund;

     (15) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets;

     (16) Purchase securities (other than securities of the United States government, its agencies, instrumentalities and authorities) if, as a result, more than 25% of a Fund's total assets would be invested in any one industry;

     (17) Purchase or retain the securities of any issuer other than the securities issued by that Fund itself if, to the Fund's knowledge, those officers and trustees of the Fund, or those officers and directors of TMC, who individually own beneficially more than 1/2 of 1% of the outstanding securities of such issuer, together own beneficially more than 5% of such outstanding securities; or

     (18) Purchase the securities of any issuer if as a result more than 10% of the value of the Fund's net assets would be invested in restricted securities, unmarketable securities and other illiquid securities (including repurchase agreements of more than seven days maturity and other securities which are not readily marketable).

     For the purpose of applying the limitations set forth in paragraphs (2) and above, an issuer shall be deemed a separate issuer when its assets and revenues are separate from other governmental entities and its securities are backed only by its assets and revenues. Similarly, in the case of a nongovernmental user, such as an industrial corporation or a privately owned or operated hospital, if the security is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user would be deemed to be the sole issuer. Where a security is also guaranteed by the enforceable obligation of another entity it shall also be included in the computation of securities owned that are issued by such other entity. In addition, for purposes of paragraph (2) above, a remarketing party entering into a remarketing agreement with the Fund as described in the Prospectus under the caption "Investment Objective and Policies -- Municipal Obligations" shall not be deemed an "issuer" of a security or a "guarantor" pursuant to such agreement.

     With respect to temporary investments, in addition to the foregoing limitations a Fund will not enter into a repurchase agreement if, as a result thereof, more than 5% of its net assets would be subject to repurchase agreements.

     Although the Funds have the right to pledge, mortgage or hypothecate their assets in order to comply with certain state statutes on investment restrictions, the Funds will not, as a matter of operating policy (which policy may be changed by the Trustees without shareholder approval), pledge, mortgage or hypothecate their portfolio securities to the extent that at any time the percentage of pledged securities will exceed 10% of its total assets.

     In the event the Funds acquire disposable assets as a result of the exercise of a security interest relating to Municipal Obligations, they will dispose of such assets as promptly as possible.

     Rule 18f-2 under the Act provides that any matter required to be submitted by the provisions of the Act or applicable state law, or otherwise, to the holder of the outstanding voting securities of series investment companies such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series affected by such matter. Rule 18f-2 further provides that a series shall be deemed to be affected by a such a matter unless it is clear that the interests of each series in the matter are substantially identical or that the matter does not affect any interest of such series deemed not to be affected. However, the Rule exempts the selection of independent public accountants, the approval of principal distribution contracts and the election of directors and trustees from the separate voting requirements of the Rule.

                      YIELD AND RETURN COMPUTATION:
                  Performance and Portfolio Information

Computation of Yield and Return - In General

     The Funds may quote their yields and returns in reports, sales literature and advertisements. Yield and return information are computed separately for Class A and Class C shares. Yield and return for Class C shares of a Fund ordinarily will be less than t hat of Class A shares of the same Fund because of the additional distribution fees imposed upon Class C shares. Additionally, yield and return could differ in minor respects among classes of the same Fund because of allocation of certain expenses to one or more specific classes to which the expenses relate. Any return quoted should not be considered a representation of the return in the future since return figures are based upon historical earnings. Actual performance will vary.

     Current yield quotations will include a standardized calculation which computes yield for a 30-day or one-month period by dividing a Fund's net investment income per share during the period by the maximum offering price on the last day of the period and annualizing the result. Provided that any such quotation is also accompanied by the standardized calculation referred to above, any of the Funds also may quote non-standardized yields for a specified period by dividing the net investment income per share of that Fund for that period by either the Fund's average public offering price per share for that same period or the offering price per share on the first or last day of the period and annualizing the result. The primary differences between the yield calculations obtained using the standardized performance measure and any non-standardized performance measure will be caused by the following factors: (1)The non-standardized calculation may cover periods other than the 30-day or one month period required by the standardize d calculation; (2)The non-standardized calculations may reflect amortization of premium based upon historical cost rather than market value; (3) 30-day or one month period required by the standardized calculation; (4) The non-standardized calculation may reflect the an offering price per share other than the maximum offering price, provided that any time any Fund's return is quoted in reports, sales literature or advertisements using a public offering price which is less than the Fund's maximum public offering price, the return computed by using the Fund's maximum public offering price also will be quoted in the same piece; (5) The non-standard return quotation may include the effective return obtained by compounding the monthly dividends.

     Average annual total return quotations show the average annual percentage change in value of $1,000 for one, five and ten-year periods unless the class has been in existence for a shorter period. Average annual total return includes the effect of paying the maximum sales charge (Class A shares) or the deduction of the applicable CDSC (Class C shares) and assumes the reinvestment of all dividends. The Funds also may furnish average annual total return quotations for other periods, or based upon investments at various sales charge levels or at net asset value. Total return quotations show the total of all income and capital gain paid to shareholders, assuming reinvestment of all distributions, plus (or minus) the change in the value of the original investment, expressed as a percentage of the purchase price.

     Yields and returns described in this section may also be quoted on a "taxable equivalent yield" basis by computing the taxable yield or return which a hypothetical investor subject to a specified income tax rate must realize to receive the same yield or return after taxes. When a taxable equivalent yield is quoted, the following additional information will be furnished: (1) a standardized current yield; (2) the length of and the last day of the base period used in computing the quotation; and (3) a description of the method by which the quotation is computed. Yield and return information may be useful in reviewing the performance of the Funds and for providing a basis for comparison with other investment alternatives. Comparative information about the yield or distribution rate of the shares of a Fund and a bout average rates of return on certificates of deposit, bank money market deposit accounts, money market mutual funds and other short-term investments may also be included in advertisements and communications of the Fund. Any such comparison will contain information about the differences between the Funds and those investments.

     From time to time, in advertisements and other types of literature, the performance of the Funds may be compared to other groups of mutual funds. This comparative performance ma y be expressed as a ranking or a rating prepared by Lipper Analytical Services, Inc., Donoghue Organization, Inc., Morningstar, Inc., Value Line or other widely recognized independent services which monitor the performance of mutual funds. Performance rankings and ratings reported periodically in national financial publications such as MONEY Magazine, FORBES, BARRON's, VALUE LINE, the WALL STREET JOURNAL and MORNINGSTAR, and other such publications may also be used. The Funds may illustrate performance or the characteristics of their respective investment portfolios through graphs, tabular data, or other displays which describe (i) the average portfolio maturity of a Fund's portfolio securities relative to the maturities of other investments, (ii) the relationship of yield and maturity of the Fund to the yield and maturity of other investments (either as a comparison or through use of standard benchmarks or indices such as the Treasury yield curve), (iii) changes in the Funds' share price or net asset value relative to changes in the value of other investments, and (iv) the relationship over time of changes in the Funds' (or other investments) net asset values or prices and the Funds' (or other investments') investment returns. The Funds also may illustrate or refer to their respective investment portfolios, investment techniques and strategies, and general market or economic trends in advertising or communications to shareholders or prospective shareholders, including reprints of interviews or articles written by or about, and including comments by, Fund managers. These illustrations, references and comments ordinarily will relate to topics addressed in the Funds' Prospectus and Statement of Additional Information.

                  REPRESENTATIVE PERFORMANCE INFORMATION

Thornburg Intermediate Municipal Fund (Classes A and C)

     THE FOLLOWING DATA FOR INTERMEDIATE MUNICIPAL FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     Standardized Method of Computing Yield. The yields of the Intermediate National Fund Class A and Class C shares for the 30-day period ended September 30, 1998, computed in accordance with the standardized calculation described above, were 3.62% and 3.34% for Class A shares and Class C shares, respectively. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate National Fund's taxable equivalent yields for Class A and Class C shares, computed in accordance with the standardized method described above for the period ending September 30, 1998, using a maximum federal tax rate of 39.6%, were 5.99% and 5.53% for Class A and Class C shares, respectively.

     Average Annual Total Return. The Intermediate National Fund's Class A and Class C total return figures are set forth below for the periods shown ended September 30, 1998. Class A shares were first offered on July 23, 1991, and Class C shares were first offered on September 1, 1994. The data for Class A shares reflect deduction of the maximum sales charge of 3.50% upon purchase. The data for Class C shares held for one year reflect deduction of a contingent deferred sales charge of .60%. These data assume reinvestment of all dividends at net asset value.

               1 Year     5 Years     10 Years     Since Inception
               ------     -------     --------     ---------------
Class A         3.32%       4.88%        N/A             6.90%
Class C         6.57%       N/A          N/A             6.31%

Thornburg New Mexico Intermediate Municipal Fund (Class A)

     THE FOLLOWING DATA FOR INTERMEDIATE NEW MEXICO FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     Standardized Method of Computing Yield. The yield of the Intermediate New Mexico Fund Class A shares for the 30-day period ended September 30, 1998, computed in accordance with the standardized calculation described above, was 3.66%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate New Mexico Fund's taxable equivalent yield for Class A shares, computed in accordance with the standardized method described above for the 30-day period ended September 30, 1998, using a maximum federal tax rate of 39.6% and a maximum New Mexico tax rate of 8.5%, was 6.64%.

     Average Annual Total Return. The Intermediate New Mexico Fund's Class A total return figures are set forth below for the periods shown ending September 30, 1998. Class A shares were first offered on June 21, 1991. The data for Class A shares reflect deduction of the maximum sales charge of 3.50% upon purchase. These data assume reinvestment of all dividends at net asset value.

               1 Year     5 Years     10 Years     Since Inception
               ------     -------     --------     ---------------
Class A         2.38%       4.24%        N/A             6.19%

Thornburg Florida Intermediate Municipal Fund (Class A)

     THE FOLLOWING DATA FOR INTERMEDIATE FLORIDA FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     Standardized Method of Computing Yield. The yield of the Intermediate Florida Fund Class A shares for the 30-day period ended September 30, 1998, computed in accordance with the standardized calculation described above, was 3.85%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate Florida Fund's taxable equivalent yield for Class A, computed in accordance with the standardized method described above for the 30-day period ended September 30, 1998, using a maximum federal tax rate of 39.6%, was 6.37%.

     Average Annual Total Return. The Intermediate Florida Fund's Class A total return figures are set forth below for the periods shown ending September 30, 1998. Class A shares were first offered on February 1, 1994. The data for Class A shares reflect deduction of the maximum sales charge of 3.50% upon purchase. These data also assume reinvestment of all dividends at net asset value.

               1 Year     5 Years     10 Years     Since Inception
               ------     -------     --------     ---------------
Class A         2.89%       N/A          N/A             4.79%

Thornburg New York Intermediate Municipal Fund (Class A)

     THE FOLLOWING DATA FOR INTERMEDIATE NEW YORK FUND REPRESENT PAST PERFORMANCE, AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE. AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

     Standardized Method of Computing Yield. The yield of the Intermediate New York Fund Class A shares for the one month period ended December 31, 1998, computed in accordance with the standardized calculation described above, was 3.56%. This method of computing yield does not take into account changes in net asset value.

     Taxable Equivalent Yield. The Intermediate New York Fund's taxable equivalent yield for Class A, computed in accordance with the method described above, using a maximum federal tax rate of 39.6%, a maximum New York State tax rate of 6.85% and a maximum New York City tax rate of 4.46%, was 6.65% for the one-month period ended on December 31, 1998.

     Average Annual Total Return. The Intermediate New York Fund's Class A total return figures are set forth below for the periods shown ending December 31, 1998. Class A shares were first offered on September 4, 1997. The data for Class A shares reflect deduction of a maximum sales charge of 2.00% upon purchase. These data also assume reinvestment of all dividends at net asset value.

               1 Year     5 Years     10 Years     Since Inception
               ------     -------     --------     ---------------
Class A        3.75%        N/A          N/A            5.23%


     Any quoted yield or return should not be considered a representation of the yield or return in the future because neither the yield nor the return are fixed. Actual performance will depend not only on the type, quality and maturities of the investments held by the Funds and changes in interest rates on those investments, but also on changes in a Fund's expenses during the period. In addition, any change in a Fund's net asset value will affect its yield and return.

                          DISTRIBUTIONS AND TAXES

Distributions

     All of the net income of the Funds is declared daily as a dividend on shares for which they have received payment. Net income of a Fund consists of all interest income accrued on portfolio assets less all expenses of that Fund. Expenses of the Funds are accrued each day. Dividends are paid monthly and are reinvested in additional shares of the Funds at the net asset value per share at the close of business on the dividend payment date or, at the shareholder's option, paid in cash. Net realized capital gains, if any, will be distributed annually and reinvested in additional shares of the Fund at the net asset value per share at the close of business on the distribution date, or, at the shareholder's option, paid in cash. See "Accounts of Shareholders."

Federal Income Tax Matters

     Each of the National, New Mexico, Florida and New York Funds is qualified and intends to continue its qualification under Subchapter M of the Internal Revenue Code (the "Code") for tax treatment as a regulated investment company. This tax treatment relieves each of the Funds from paying federal income tax on income which is currently distributed to its shareholders. Each of the Funds also intends to satisfy conditions (including requirements as to the proportion of its assets invested in Municipal Obligations) which will enable it to designate distributions from the interest income generated by its investments in Municipal Obligations, which are exempt from federal income tax when received by the Funds, as Exempt Interest Dividends. Shareholders receiving Exempt Interest Dividends will not be subject to federal income tax on the amount of those dividends, except to the extent the alternative minimum tax may be applicable.

     Under the Code, interest on indebtedness incurred or continued to purchase or carry shares is not deductible. Under rules issued by the Department of the Treasury for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though the borrowed funds are not directly traceable to the purchase of shares. Investors with questions regarding this issue should consult with their own tax advisers.

     Shares of the Funds may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds (including any Municipal Lease that may be deemed to constitute an industrial development bond) or persons related to such "substantial users." Such persons should consult their own tax advisers before investing in Fund shares.

     Distributions by the Funds of net interest income received from certain temporary investments (such as certificates of deposit, commercial paper and obligations of the United States government, its agencies, instrumentalities and authorities), amounts attributable to market discount on bonds and net short-term capital gains realized by the Funds, if any, will be taxable to shareholders as ordinary income whether received in cash or additional shares. Distributions to shareholders will not qualify for the dividends received deduction for corporations.

     Any net long-term capital gains realized by the Funds, whether distributed in cash or reinvested in additional shares, must be treated as long-term capital gains by shareholders regardless of the length of time investors have held their shares. If a Fund should have net undistributed capital gains in any year, the Fund would pay the tax on such gains and each shareholder would be deemed, for federal tax purposes, to have paid his or her pro rata share of such tax.

     If in any year a Fund should fail to qualify under Subchapter M for tax treatment as a regulated investment company, (i) that Fund would incur a regular corporate federal income tax upon its net interest income, other than interest income from Municipal Obligations, for that year, and (ii) distributions to its shareholders out of net interest income from Municipal Obligations or other investments, or out of net capital gains, would be taxable to shareholders as ordinary dividend income for federal income tax purposes to the extent of that Fund's current or accumulated earnings or profits. That Fund would fail to qualify under Subchapter M if, among other requirements, in any year (i) less than 90% of the Fund's gross income were derived from specified income sources such as dividends, interest and gains from the disposition of stock or securities or (ii) the Fund fails to satisfy the diversification of investments requirement of the Code and fails to timely cure the failure. Furthermore, a Fund would be unable to make Exempt Interest Dividends if, at the close of any quarter of its taxable year, more than 50% of the value of that Fund's total assets consisted of assets other than Municipal Obligations. Additionally, if in any year a Fund qualified as a regulated investment company but failed to distribute all of its net income, the Fund would be taxable on the undistributed portion of its net income. Although the Funds intend to distribute all of their net income currently, a Fund could have undistributed net income if, for example, expenses of the Fund were reduced or disallowed on audit.

     If a Fund has both tax-exempt and taxable interest, it will use the "actual earned method" for determining the designated percentage that is taxable income and designate the use of that method within 45 days after the end of the Fund's taxable year. Under this method, the ratio of taxable income earned during the period for which a distribution was made to total income earned during the period determines the percentage of the distribution designated taxable. The percentages of income, if any, designated as taxable will under this method vary from distribution to distribution.

     The Tax Reform Act of 1986 imposed a nondeductible excise tax on regulated investment companies if they fail to satisfy certain minimum distribution requirements. This excise tax should not have a material adverse effect on Fund operations, because each Fund intends to distribute all of its net income each year.

     Although the Funds currently include ten investment portfolios and four series of shares outstanding at the date of this Statement of Additional Information, the Funds' Trustees are authorized to divide the shares into other separate series, and to establish additional portfolios pertaining thereto. Each additional series of shares would relate to a separate investment portfolio that would be different from the portfolios covered by this Statement of Additional Information. The Trust expects that it may create other separate state or regional portfolios with investments concentrated in a particular state or region. The additional separate portfolios may be attractive for investors seeking to concentrate their investments and to minimize their liability for state income taxes on interest income earned by the respective portfolios or for minimizing taxes on intangibles, depending upon the particular states. Separate series of the Trust will be treated under the Code as separate corporations except with respect to the definitional requirements under Section 851 (a) of the Code. The legislative history of the Tax Reform Act of 1986, which amended the Code, indicates that the term "fund" means a segregated portfolio of assets, the beneficial interest of which is owned by the holders of a class or series of stock of the regulated investment company that is preferred over all other classes or series in respect of such portfolio of assets. The capital gains and losses of each series will belong solely to the holders of the shares of that series and will not be aggregated with the capital gains and losses of other series.

     As is the case with other types of income, including other tax-exempt interest income, Exempt Interest Dividends received by an individual shareholder will be added to his or her "modified adjusted gross income" in determining what portion, if any, of the individual's Social Security benefits will be subject to federal income taxation. Shareholders are advised to consult their own tax advisers as to the effect of this treatment.

     The Code treats interest on certain Municipal Obligations which are private activity bonds under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations. The Funds may purchase private activity bonds which are subject to treatment under the Code as a preference item for purposes of the alternative minimum tax on individuals and corporations, although the frequency and amounts of those purchases are uncertain. Some portion of Exempt Interest Dividends may, as a result of such purchases, be treated as a preference item for purposes of the alternative minimum tax on individuals and corporations. Shareholders are advised to consult their own tax advisers as to the extent and effect of that treatment.

     For taxable years beginning after 1989, the Code provides that the use of adjusted net book income will be replaced by the use of adjusted current earnings in computing corporate taxes. The adjusted current earnings of a corporation will include Exempt Interest Dividends in calculating the alternative minimum tax on corporations to the extent that such Dividends are not otherwise treated as a preference item for the reasons discussed above.

     Redemption or resale of shares will be a taxable transaction for federal income tax purposes and the shareholder will recognize gain or loss in an amount equal to the difference between the shareholder's basis in the shares and the amount realized by the shareholder on the redemption or resale. If the redemption or resale occurs after 1997, and the shareholder held the shares as capital assets, the gain or loss will be long-term if the shares were held for more than 12 months, and any such long-term gain will be subject to a maximum federal income tax rate of 20% to the extent that gain exceeds any net short-term capital losses realized by the taxpayer.

     The foregoing is a general and abbreviated summary of the provisions of the Code and Treasury Regulations presently in effect as they directly govern the taxation of the Funds and their shareholders. For complete provisions, reference should be made to the pertinent Code sections and Treasury Regulations. The Code and Treasury Regulations are subject to change by legislative or administrative action, and any such change may be retroactive with respect to Fund transactions. Shareholders are advised to consult their own tax advisers for more detailed information concerning the federal taxation of the Funds and the income tax consequences to shareholders of the Funds. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different.

State and Local Tax Aspects

      The exemption from federal income tax for distributions of interest income from Municipal Obligations which are designated Exempt Interest Dividends will not necessarily result in exemption under the income or other tax laws of any state or local taxing authority.

     Distributions attributable to interest on obligations originating in New Mexico and New York will not be subject to personal income taxes imposed by the state of the same name as the Fund on residents of that state. For example, an individual resident in New Mexico, who owns shares in the New Mexico Fund, will not be required by New Mexico to pay income taxes on interest dividends of the Fund attributable to obligations originating in that state. Capital gains distributions are taxable by these states, irrespective of the origins of the obligations from which the gains arise.

     Florida does not currently impose an individual income tax on distributions attributable to Municipal Obligations. Florida imposes a personal property or "intangibles" tax which is generally applicable to securities owned by individual residents in Florida, but the intangibles tax will not apply to Intermediate Florida Fund shares if the Fund's assets as of the close of the preceding taxable year consist only of cash, obligations of Florida and its political subdivisions, and obligations of the United States, Puerto Rico, Guam or the United States Virgin Islands.

     With respect to distributions of interest income from the Intermediate National Fund, the laws of the several states and local taxing authorities vary with respect to the taxation of such distributions, and shareholders of the Fund are advised to consult their own tax advisers in that regard. In particular, prospective investors who are not individuals are advised that the preceding discussion relates primarily to tax consequences affecting individuals, and the tax consequences of an investment by a person which is not an individual may be very different. The Intermediate National Fund will advise shareholders within 60 days of the end of each calendar year as to the percentage of income derived from each state as to which it has any Municipal Obligations in order to assist shareholders in the preparation of their state and local tax returns.

Accounts of Shareholders

     When an investor makes an initial investment in shares of any Fund, the Transfer Agent will open an account on the books of that Fund, and the investor will receive a confirmation of the opening of the account. Thereafter, whenever a transaction, other than the reinvestment of interest income, takes place in the account - such as a purchase of additional shares or redemption of shares or a withdrawal of shares represented by certificates
- the investor will receive a confirmation statement giving complete details of the transaction. Shareholders will also receive at least quarterly statements setting forth all distributions of interest income and other transactions in the account during the period and the balance of full and fractional shares. The final statement for the year will provide the information for purposes described in the Prospectus under the caption "Taxes."

     The monthly distributions of interest income, net of expenses, and the annual distributions of net realized capital gains, if any, will be credited to the accounts of shareholders in full and fractional shares of their Fund at net asset value on the payment or distribution date, as the case may be.

     The issuance and delivery of certificates for shares is unnecessary, and shareholders are thereby relieved of the responsibility of safekeeping. Upon written request to the Transfer Agent, a certificate will be issued for any or all of the full shares credited to a shareholder's account. Certificates which have been issued to a shareholder may be returned at any time for credit to his or her account.

        INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES AGREEMENTS

Investment Advisory Agreement

     Pursuant to the Investment Advisory Agreement for each Fund, Thornburg Management Company, Inc., 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501 (TMC), will act as the investment adviser for, and will manage the investment and reinvestment of the assets of each Fund in accordance with each Fund's investment objectives and policies, subject to the general supervision and control of the Funds' Trustees.

     TMC is investment adviser for Thornburg Limited Term Municipal Fund, Inc., a series investment company with two fund series having aggregate assets of approximately $1,072,176,000 as of June 30, 1998. TMC also acts as investment adviser for Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Value Fund, and Thornburg Global Value Fund, separate series of the Trust which had assets of approximately $143,000,000, $47,000,000 and $192,000,000,and $8,000,000,respectively, as of
September 30, 1998. TMC is also a sub-adviser for Daily Tax-Free Income Fund, Inc., a registered investment company.

     TMC will provide continuous professional investment supervision under the Investment Advisory Agreement. In addition to managing each Fund's investments, TMC will administer the Fund's business affairs, provide office facilities and certain related services. Pursuant to the Investment Advisory Agreement, each of the Funds will pay to TMC a monthly management fee at an annual percentage rate displayed in the Prospectus. All fees and expenses are accrued daily and deducted before payment of dividends to investors. In addition to the investment management fee of TMC, the Funds will pay all other costs and expenses of their operations. The Funds also will bear the expenses of registering and qualifying the Funds and the shares for distribution under federal and state securities laws, including legal fees.

     The Investment Advisory Agreement was approved for the Intermediate New Mexico Fund and the Intermediate National Fund on June 4, 1991 by the Trustees of the Funds, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds or TMC, and became effective for the New Mexico Fund and the National Fund on June 20, 1991. The Investment Advisory Agreement was similarly approved on October 4, 1993 for the Intermediate Florida Fund. The Agreement was approved for the Intermediate New York Fund on March 12, 1997. The Agreement is currently effective only for the Intermediate National Fund, the Intermediate Florida Fund, the Intermediate New Mexico Fund and the Intermediate New York Fund, and will become effective for any Fund upon its commencement of operations and sale of shares. The Investment Advisory Agreement was presented to the shareholders for approval at a special shareholder meeting called for each of the Intermediate National Fund and Intermediate New Mexico Funds on January 24, 1992, at which the Agreement was approved by a majority of the outstanding voting securities of each Fund. The Trustees do not intend to submit the Agreement to shareholders of any other series for approval. The initial term of this Agreement is two years, with extensions for successive 12-month periods, provided that the continuation for a Fund is approved at least annually by a majority of the Trustees who are not "interested" within the meaning of the Investment Company Act of 1940 or by a vote of the majority of the Fund's shares then outstanding.

     The shareholders of Intermediate National Fund, Intermediate New Mexico Fund and Intermediate Florida Fund approved a restatement of the Investment Advisory Agreement then applicable to each of those Funds at special meetings of shareholders on April 16, 1996, to reduce the advisory fees under those agreements and to remove from those agreements the requirement that TMC would provide certain administrative services. Instead, effective July 1, 1996, those services are provided under the terms of an Administrative Services Agreement applicable to each class of shares issued by each Fund. The Administrative Services Agreements are described below.

     For the three most recent fiscal years, with respect to each Fund, the amounts paid to TMC by each Fund were as follows:

                                   Sept. 30,    Sept. 30,    Sept. 30,
                                     1996         1997         1998
                                   --------     --------     ----------
     Intermediate National Fund    $1,227,432   $1,248,058   $1,855,808
     Intermediate New Mexico Fund    $688,883     $606,946     $752,824
     Intermediate Florida Fund          -0-        $45,786      $99,858

                                   June 30,      June 30,    June 30,
                                     1996         1997        1998
                                   --------      --------    --------
     Intermediate New York Fund       N/A           N/A       $19,857

     The Florida Fund commenced operations on February 1, 1994. The New York Fund commenced operations on September 4, 1997. TMC has waived and deferred its rights to fees in the foregoing periods as follows:

                                   Sept. 30,    Sept. 30,     Sept. 30,
                                     1996         1997          1998
                                   --------     --------      --------
     Intermediate National Fund    $219,377      $169,343         0
     Intermediate New Mexico Fund   $99,214       $61,752         0
     Intermediate Florida Fund     $111,985       $70,565         0

                                    June 30,    June 30,       June 30,
                                      1996        1997           1998
                                    --------    --------       -------
     Intermediate New York Fund        N/A         N/A         $89,203

     The foregoing figures a portion of 1996 for the intermediate National Fund and the Intermediate New Mexico Fund, are based upon the rates applicable before restatement of the Investment Advisory Agreement applicable to Intermediate National Fund, Intermediate New Mexico Fund and Intermediate Florida Fund. TMC may (but is not obligated to) waive its rights to any portion of its fees in the future, and may use any portion of its fee for purposes of shareholder and administrative services and distribution of Fund shares. During their fiscal year ended September 30, 1998, the Intermediate National Fund, Intermediate New Mexico Fund and Intermediate Florida Fund reimbursed TMC in the amounts of $39,514,(National), $16,282 (New Mexico) and $2,853 (Florida), and for its fiscal year ended June 30, 1998 Intermediate New York Fund reimbursed TMC $2,482, for certain accounting expenses incurred by TMC on behalf of those Funds.

     The Agreement may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically in the event of its assignment. Termination will not affect the right of TMC to receive payments on any unpaid balance of the compensation earned prior to termination. The Agreement further provides that in the absence of willful misfeasance, bad faith or gross negligence on the part of TMC, or of reckless disregard of its obligations and duties under the Agreement, TMC will not be liable for any action or failure to act in accordance with its duties thereunder.

Administrative Services Agreements

     Administrative services are provided to each class of shares issued by each of the Funds under an Administrative Services Agreement which requires the delivery of administrative functions necessary for the maintenance of the shareholders of the class, supervision and direction of shareholder communications, assistance and review in preparation of reports and other communications to shareholders, administration of shareholder assistance, supervision and review of bookkeeping, clerical, shareholder and account administration and accounting functions, supervision or conduct of regulated regulatory compliance and legal affairs, and review and administration of functions delivered by outside service providers to or for shareholders, and other related or similar functions as may from time to time be agreed. The Administrative Services Agreement specific to each Fund's Class A shares, and Class C shares if applicable, provides that the class will pay a fee calculated at an annual percentage of .125% of the class's average daily net assets, paid monthly, together with any applicable sales or similar tax. Services are currently provided under these agreements by TMC. For their fiscal years ended September 30, 1996, 1997 and 1998, Intermediate National Fund, Intermediate New Mexico Fund and Intermediate Florida Fund each paid the following amounts to TMC under its Administrative Services Agreements for the share classes shown:

     --------------------------
     Intermediate National Fund
     --------------------------
     September 30, 1996     September 30, 1997     September 30, 1998
     Class A    $76,163     Class A   $329,737     Class A   $421,366
     Class C     $2,250     Class C    $11,773     Class C    $19,241

     ----------------------------
     Intermediate New Mexico Fund
     ----------------------------
     September 30, 1996     September 30, 1997     September 30, 1998
     Class A    $40,674     Class A   $167,174     Class A   $188,206

     -------------------------
     Intermediate Florida Fund
     -------------------------
     September 30, 1996     September 30, 1997     September 30, 1998
     Class A     $6,249     Class A    $29,088     Class A    $33,028

For its most recent fiscal year ended June 30, 1998, Intermediate New York Fund paid the following amount to TMC under its Administrative Services Agreement for the share class shown:

     --------------------------
     Intermediate New York Fund
     --------------------------
     June 30, 1998
     Class A    $27,265

Intermediate New York Fund commenced investment operations on September 5,
1997.

     The agreements applicable to each class may be terminated by either party, at any time without penalty, upon 60 days' written notice, and will terminate automatically upon assignment. Termination will not affect the service provider's right to receive fees earned before termination. The agreements further provide that in the absence of willful misfeasance, bad faith or gross negligence on the part of the service provider, or reckless disregard of its duties thereunder, the provider will not be liable for any action or failure to act in accordance with its duties thereunder.

     H. Garrett Thornburg, Jr., Chairman and a Trustee of the Trust, is also a Director and controlling stockholder of TMC.

                      SERVICE AND DISTRIBUTION PLANS

Service Plans - All Classes

     Each of the Funds has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("Service Plan") which is applicable to Class A shares of the Fund and Class C shares of each Fund which offers Class C shares. The Plan permits each Fund to pay to TMC (in addition to the management fee and reimbursements described above) an annual amount not exceeding .25 of 1% of the Fund's assets attributable to the class of shares to reimburse TMC for specific expenses incurred by it in connection with certain shareholder services and the distribution of that class's shares to investors. TMC may, but is not required to, expend additional amounts from its own resources in excess of the currently reimbursable amount of expenses. Reimbursable expenses include the payment of amounts, including incentive compensation , to securities dealers and other financial institutions, including banks (to the extent permissible under the Glass-Steagall Act and other federal banking laws), for administration and shareholder services. The nature and scope of services provided by dealers and other entities likely will vary from entity to entity, but may include, among other things, processing new account applications, preparing and transmitting to the Transfer Agent computer processable tapes of shareholder account transactions, and serving as a source of information to customers concerning the Funds and transactions with the Funds. The Service Plan does not provide for accrued but unpaid reimbursements to be carried over and paid to TMC in later years.

     Intermediate National Fund, Intermediate New Mexico Fund and
Intermediate Florida Fund each paid to TMC the amounts shown in the table below, under the terms of the Service Plan, for their fiscal years ended September 30, 1996, 1997, and 1998.


                   Year ended 09/30/96    Year ended 09/30/97    Year ended 09/30/98
                   -------------------    -------------------    -------------------
                   Class A     Class C    Class A     Class C    Class A     Class C
                   -------     -------    -------     -------    -------     -------
National          $595,596     $27,058    $637,240    $23,542    $802,947     $53,876
New Mexico        $331,338       N/A      $328,762      N/A      $360,716       N/A
Florida            $46,492       N/A       $52,250      N/A       $61,932       N/A

Intermediate New York Fund paid to TMC under its Service Plan the amount shown in the table below for its most recent fiscal year ended June 30, 1998. The Fund commenced investment operations on September 5, 1997.

                        Year ended 06/30/98
                        -------------------
                             Class A
                             -------
     New York                $52,748

Amounts reimbursed to TMC under the Service Plans were paid by TMC principally as compensation to securities dealers and other persons selling the Funds' shares, for administration and shareholder services.

Class C Distribution Plan

     Each Fund which offers Class C shares has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, applicable only to the Class C shares of that Fund ("Class C
Distribution Plan").  As of the date of this Statement of Additional
Information, only the Intermediate National Fund offers Class C shares.  The
Class C Distribution Plan provides for the Fund's payment to TSC on a monthly basis an annual distribution fee of .75% of the average daily net assets attributable to the Fund's Class C shares.

     The purpose of the Class C Distribution Plan is to compensate TSC for its services in promoting the sale of Class C shares of the Fund. TSC expects to pay compensation to dealers and others selling Class C shares from amounts it receives under the Class C Distribution Plan. TSC also may incur additional distribution-related expenses in connection with its promotion of Class C share sales, including payment of additional incentives to dealers, advertising and other promotional activities and the hiring of other persons to promote the sale of shares.

     Intermediate National Fund paid to TSC $11,210, $32,968 and $38,480 respectively, for the fiscal years ending September 30, 1996, 1997 and 1998, under its Class C Distribution Plan. Amounts paid to TSC under the Plan were paid by TSC principally as compensation to securities dealers and other persons selling the Funds' shares.

     The Glass-Steagall Act prohibits certain banks from underwriting mutual fund shares, but the Funds do not believe that this prohibition will apply to the arrangements described in the Plans. However, no assurance can be given that the Glass-Steagall Act will not be interpreted so as to prohibit these arrangements. In that event, the Funds' ability to market their shares could be impaired to a small extent. The Funds do not foresee that they will give preference to banks or other depository institutions which receive payments from TMC when selecting investments for the Funds.

     Each Plan continues in effect for periods of 12 months each unless terminated pursuant to its terms and may be continued from year to year thereafter, provided that the continuance is approved at lease annually by a vote of a majority of the Trustees, including a majority of the independent
Trustees cast in person at a meeting called for the purpose of voting on such continuance. Each Plan also may be terminated at any time, without penalty, if a majority of the independent Trustees or shareholders of a Fund class vote to terminate the Plan for that class. So long as a Plan is in effect, the selection and nomination of Trustees who are not "interested persons" of a Fund shall be committed to the discretion of the Trustees who are not "interested persons." The Plans may not be amended to increase materially the amount of a Fund's payments thereunder without approval of the shareholders of the affected classes. Under each Plan, the investment adviser or the principal underwriter (as the case may be), or the Funds, by a vote of a majority of the independent Trustees or of the holders of a majority of the outstanding shares, may terminate the provisions retaining the services of TMC or TSC under the Plan, without penalty. The Trustees have the authority to approve continuance of a Plan without similarly approving a continuance of the provisions retaining TMC or TSC thereunder.

     To the extent that a Plan constitutes a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act, it will remain in effect as such, so as to authorize the use of the Fund's assets in the amounts and for the purposes set forth therein, notwithstanding the occurrence of an assignment, as defined by the 1940 Act and the rules thereunder. To the extent it constitutes an agreement pursuant to a plan, it will terminate automatically in the event of an "assignment." Upon termination, no further payments may be made under the agreement except for amounts previously accrued by unpaid.
 The Funds may continue to make payments pursuant to the Plan of the amounts authorized to be paid, which may or may not be to TMC or TSC, as the case may be, or the adoption of other similar arrangements, in each case by the Funds'
Trustees, including a majority of the independent Trustees by vote cast in person at a meeting called for that purpose.

     Information regarding the services rendered under the Plan and the amounts paid therefor is provided to, and reviewed by, the Trustees on a quarterly basis. In their quarterly review, the Trustees consider the continued appropriateness of the Plan and the level of compensation provided therein.

                          PORTFOLIO TRANSACTIONS

     TMC, in effecting purchases and sales of portfolio securities for the accounts of the Funds, will place orders in such manner as, in the opinion of TMC, will offer the best price and market for the execution of each transaction. Securities normally will be purchased directly from an underwriter or in the over-the-counter market from the principal dealers in such securities, unless it appears that a better price or execution may be obtained elsewhere. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers will include the spread between the bid and asked price. Given the best price and execution obtainable, it will be the practice of the Funds to select dealers which, in addition, furnish research information (primarily credit analyses of issuers) and statistical and other services to TMC. It is not possible to place a dollar value on information and statistical and other services received from dealers. Since it is only supplementary to TMC's own research efforts, the receipt of research information is not expected significantly to reduce TMC's expenses. In selecting among the firms believed to meet the criteria for handling a particular transaction, TMC may also give consideration to those firms which have sold or are selling shares of the Funds. While TMC will be primarily responsible for the placement of the Funds' business, the policies and practices of TMC in this regard must be consistent with the foregoing and will at all times be subject to review by the Trustees of the Funds.

     TMC reserves the right to manage other investment companies and investment accounts for other clients which may have investment objectives similar to those of the Funds. Subject to applicable laws and regulations, TMC will attempt to allocate equitably portfolio transactions among the Funds and the portfolios of its other clients purchasing securities whenever decisions are made to purchase or sell securities by the Funds and one or more of such other clients simultaneously. In making such allocations the main factors to be considered will be the respective investment objectives of the Funds and such other clients, the size of investment commitments generally held by the Funds and such other clients and opinions of the persons responsible for recommending investments to the Funds and such other clients. While this procedure could have a detrimental effect on the price or amount of the securities available to the Funds from time to time, it is the opinion of the Funds' Trustees that the benefits available from TMC's organization will outweigh any disadvantage that may arise from exposure to simultaneous transactions. The Trustees will review simultaneous transactions.

     Funds' portfolio turnover rates for the two most recent fiscal years are as follows:


                                        Sept. 30,     Sept. 30,
                                          1997          1998
                                        ---------     ---------
          Intermediate National Fund     15.36%        16.28%
          Intermediate New Mexico Fund   10.06%        13.67%
          Intermediate Florida Fund      51.48%        71.15%

                                        June 30,       June 30,
                                          1997           1998
                                        --------       --------
         Intermediate New York Fund       N/A           42.27%

                   MANAGEMENT AND HOLDERS OF SECURITIES

     The management of the Funds, including general supervision of the duties performed by TMC under the Investment Advisory Agreements, is the responsibility of its Trustees. There are five Trustees, one of whom is an "interested person." The names of the Trustees and officers and their principal occupations and other affiliations during the past five years are set forth below, with the Trustee who is an "interested person" of the Fund indicated by an asterisk:

H. Garrett Thornburg, Jr.,* 52, Trustee, Chairman of Trustees / Director, Chairman (since January of 1987) and Treasurer (since its inception in 1984) of Thornburg Limited Term Municipal Fund, Inc. (a mutual fund investing in certain municipal securities); Chairman and Director of Thornburg Mortgage Advisory Corporation since its formation in 1989; Chairman and Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since its formation in 1993; Executive Vice President of Daily Tax Free Income Fund, Inc. (mutual fund) since its formation in 1982 and a Director from 1982 to June 1993; Director and Treasurer of TMC since its formation in 1982 and President from 1982 to August 1997.

David A. Ater, 51, Trustee / Principal in Ater & Ater Associates, Santa Fe, New Mexico (developer, planner and broker of residential and commercial real estate) since 1990; owner, developer and broker for various real estate projects; Director of Thornburg Mortgage Asset Corporation (real estate investment trust) since 1994.

J. Burchenal Ault, 70, Trustee / Independent Fund Raising Counsel, May 1986 to present; Trustee, Woodrow Wilson International Center for Scholars; Director of Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Director of Farrar, Strauss & Giroux (publishers) since 1968.

Forrest S. Smith, 66, Trustee / Attorney in private practice and shareholder Catron, Catron & Sawtell (law firm), Santa Fe, New Mexico, 1988 to present.

James W. Weyhrauch, 38, Trustee / Executive Vice President and Director, Nambe' Mills, Inc. (manufacturer), Santa Fe, New Mexico, 1986 to present.

Brian J. McMahon, 42, President and Assistant Secretary / President of Thornburg Limited Term Municipal Fund, Inc. since January, 1987; Managing Director of TMC since December 1985, President of TMC since August 1997 and a Vice President from April 1984 to August 1997.

Steven J. Bohlin, 38, Vice President and Treasurer / Vice President of Thornburg Limited Term Municipal Fund, Inc. since November 1988; a Managing Director and a Vice President of TMC.

Dawn B. Fischer, 50, Secretary and Assistant Treasurer / Secretary, Thornburg Limited Term Municipal Fund, Inc. since its formation in 1984; Vice President, Daily Tax Free Income Fund, Inc. since 1989; Managing Director of TMC since 1985 and a Vice President since January 1984.

William Fries, 57, Vice President / Managing Director of TMC since May 1995 and Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1995; Vice President of USAA Investment Management Company from 1982 to 1995.

Ken Ziesenheim, 43, Vice President / Managing Director of TMC since 1995 and Vice President of Thornburg Limited Term Municipal Fund, Inc. since 1995; President of Thornburg Securities Corporation since 1995; Senior Vice President of Financial Services, Raymond James & Associates, Inc. from 1991 to 1995.

George Strickland, 34, Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since July 1992; Associate of TMC since July 1991 and a Managing Director commencing in 1996.

Jonathan Ullrich, 28, Assistant Vice President / Assistant Vice President of Thornburg Limited Municipal Fund, Inc. since July 1992.

Jack Lallement, 59, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Fund Accountant for TMC since March 1997; Chief Financial Officer/Controller for Zuni Rental, Inc. (equipment leasing and sales), Albuquerque, New Mexico from February 1995 to March 1997; Chief Financial Officer/Controller, Montgomery & Andrews, P.A. (law firm), Santa Fe, New Mexico from March 1987 to August 1994.

Thomas Garcia, 27, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Fund Accountant for TMC from 1993 to 1998 and portfolio analyst from 1998; BBA, University of New Mexico, 1993.

Van Billops, 32, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Fund Accountant for TMC since 1993.

Dale Van Scoyk, 50, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since September 1997; Account Manager for TMC since 1997; National Account Manager for the Heartland Funds 1993 - 1997.

Leigh Moiola, 31, Assistant Vice President /Vice President of TMC since November 1995, and Managing Director since December 1998; Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1997.

Sophia Franco, 27, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since August 1994.

Claiborne Booker, 36, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since February 1998; Partner, Brinson Partners, Inc., 1994 - 1997.

Kerry Lee, 31, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since November 1995.

Richard Brooks, 51, Assistant Vice President / Assistant Vice President of Thornburg Limited Term Municipal Fund, Inc. since June 1998; Associate of TMC since September 1994.

     The business address of each person listed is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501. Mr. Thornburg is a Director of TSC, and Mr. Ziesenheim and Ms. Fischer are president and secretary, respectively, of TSC.

     The officers and Trustees affiliated with TMC will serve without any compensation from the Funds. The Trust currently pays each Trustee who is not an employee of TMC or an affiliated company a quarterly fee of $1,000 plus a fee of $500 for each meeting of the Trustees attended by the Trustee, pays an annual stipend of $1,000 to each Trustee who serves on the audit committee or any other committee the Trustees may establish, and reimburses Trustees for travel and out-of-pocket expenses incurred in connection with attending meetings. For the fiscal year ended September 30, 1998, the Trust paid the following amounts as compensation to Trustees:

                         Pension or
                         Retirement        Estimated      Total
           Aggregate     Benefits          Annual         Compensation
           Compensation  Accrued as        Benefits       from Trust and
           from          Part of           Upon           Fund Complex
Trustee    Trust         Fund Expenses     Retirement     Paid to Trustee
--------   ------------  -------------     -------------  ---------------
David A.      $7,000       - 0 -             - 0 -         $7,000
Ater

J. Burchenal  $7,000       - 0 -             - 0 -        $14,000
Ault

Forrest S.    $7,000       - 0 -             - 0 -         $7,000
Smith

James W.      $6,000       - 0  -            - 0 -         $6,000
Weyhrauch

The Trust does not pay retirement or pension benefits.

     As of March 31, 1999, National Fund had 31,638,836.622 shares outstanding, of which 28,002,634.915 were Class A shares and 1,873,776.447 were Class C shares, New Mexico Fund had 11,934,025.881 shares outstanding, Florida Fund had 2,567,224.540 shares outstanding, and New York Fund had 1,981,902.181 shares outstanding.

     As of March 31, 1999, the following persons owned, beneficially or of record, 5% or more of a Fund's outstanding shares:

                                                   No. of          % of
          Shareholder               Fund           Shares        Total Shares
          -----------               ----           ------        ------------
          BancOne Securities Corp.  National Fund  3,629,521.343    11.47%
          FBO The One Investment
              Solution
          733 Greencrest Drive
          Westerville, Ohio 43081

          Merrill Lynch Pierce,     New Mexico Fund  778,775.204     6.53%
           Fenner & Smith
          FBO Customers
          4800 Deer Lake Drive
          Jacksonville, FL 32246

          Merrill Lynch Pierce,     Florida Fund     192,340,444     7.50%
           Fenner & Smith
          FBO Customers
          4800 Deer Lake Drive
          Jacksonville, FL 32246

          Alex Brown & Sons, Inc.   Florida Fund     134,853.044     5.25%
          P. O. Box 1346
          Baltimore, MD  21203-1346

     As of the same date, officers and trustees of the Trust, as a group (together with family members), owned themselves or through affiliated persons 319,419.085 shares of the Intermediate New Mexico Fund representing 2.68% of the Fund's outstanding shares on that date; officers and trustees of the Trust, as a group (together with family members), owned themselves or through affiliated persons less than 1% of the National Fund, the New York Fund and the Florida Fund.

                        HOW TO PURCHASE FUND SHARES

     Procedures with respect to the manner in which shares of the Funds may be purchased and how the offering price is determined are set forth in the Prospectus under the caption "BUYING FUND SHARES IN GENERAL."

     The Prospectus states that certain classes of investors, specified below, may purchase Class A shares of the Funds at variations to the Public Scale. The Trust may change or eliminate these variations at any time.

     (1) Existing shareholders of a Fund may purchase shares upon the reinvestment of dividends and capital gains distributions with no sales charge. This practice is followed by many investment funds that charge sales loads for new investments.

     (2) Persons may purchase Class A shares of a Fund at no sales charge if they redeemed Class A shares of the Fund or any other series of Thornburg Investment Trust, or of any series of Thornburg Limited Term Municipal Fund, Inc., and reinvest some or all of the proceeds within 24 months after the redemption. The shareholder's dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase qualifies for this variation to the Public Scale.

     The special class of shareholders in subsection (2) above was created as a convenience for those shareholders who invest in a Fund and subsequently make a decision to redeem all or part of their investment for a temporary period. In some cases, the existence of this special class of shareholders will act as further inducement for certain individuals to make an initial investment in a Fund, particularly if those investors feel that they might have a temporary need to redeem all or part of their investment in the coming years. Shareholders who have previously invested in a Fund are more familiar than the general public with the Fund, its investment objectives, and its results. The costs to TSC of its marketing to these individuals and maintaining the records of their prior investment are minimal compared to the costs of marketing the Fund to the public at large.

     (3) Officers, Trustees, directors and employees of the Trust, TMC, TSC, the Custodian and Transfer Agent, and counsel to the Trust, while in such capacities, and members of their families, including trusts for the benefit of the foregoing, may purchase shares of a Fund with no sales charge, provided that they notify TSC or the Transfer Agent at the time an order is placed that a purchase will qualify for this variation from the Public Scale. The sales charge will not be eliminated if the notification is not furnished at the time of the order or a review of Fund records fails to confirm that the investor's representation is correct. The reduced sales charge to these persons is based upon the Trust's view that their familiarity with and loyalty to the Funds will require less selling effort by the Fund, such as a solicitation and detailed explanation of the conceptual structure of the Funds, and less sales-related expenses, such as advertising expenses, computer time, paper work, secretarial needs, postage and telephone costs, than are required for the sale of shares to the general public. Inclusion of the families of these persons is based upon the Trust's view that the same economies exist for sales of shares to family members.

     (4) Employees of brokerage firms who are members in good standing with the National Association of Securities Dealers, Inc. ("NASD"), employees of financial planning firms who place orders for the Funds placed directly with the Transfer Agent or TSC and through a broker/dealer who is a member in good standing with the NASD, and employees of eligible non-NASD members which accept orders for shares of the Fund on an agency basis and clear those orders through a broker/dealer who is a member in good standing with NASD, and their families, including trusts for the benefit of the foregoing, may purchase shares of the Funds for themselves with no sales charge, provided that (i) the order must be through a NASD member firm which has entered into an agreement with TSC to distribute shares of the Fund, and (ii) the shareholder's broker/dealer or the shareholder must notify TSC or the Transfer Agent at the time an order is placed that the purchase would qualify for this variation to the Public Scale. Similar notification must be made in writing by the dealer, the broker, or the shareholder when such an order is placed by mail. The reduced sales charge will not apply if the notification is not furnished at the time of the order or a review of TSC's, the dealer's, the broker's or the Transfer Agent's records fails to confirm that the investor's representation is correct.

     Because they sell the Funds' shares, these individuals tend to be much more aware of the Funds than the general public. Any additional costs to TSC of marketing to these individuals are minimal.

     (5) Bank trust departments, companies with trust powers and investment dealers and investment advisors who charge fees for service, and investment dealers who utilize wrap fee and similar arrangements may purchase shares of a Fund for their customers at no sales charge, provided that these persons notify TSC or the Transfer Agent, at the time an order qualifying for this reduced charge is placed, that such a purchase would qualify for this variation to the Public Scale.

     (6) Purchases of Class A shares of any Fund may be made at net asset value provided that such purchases are placed through a broker that maintains one or more omnibus accounts with the Funds and such purchases are made by
(i) investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; (ii) clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the broker or agent; and (iii) retirement and deferred compensation plans and trusts used to fund those plans, including, but not limited to, those defined in Sections 401(a) through 403(b) or 457 of the Internal Revenue Code and "rabbi trusts." Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

     These organizations may charge fees to clients for whose accounts they purchase shares of a Fund in a fiduciary capacity. Where the reduced sales charge applies, notification is required at the time the order is received, and a review of TSC's or Transfer Agent's records must confirm that the investor's representation is correct.

     (7) No sales charge will be payable at the time of purchase on investments of $1 million or more made by a purchaser. A contingent deferred sales charge ("CDSC") will be imposed on these investments in the event of a share redemption within 1 year following the share purchase at the rate of 1/2 of 1% of the value of the shares redeemed. In determining whether a CDSC is payable and the amount of any fee, it is assumed that shares not subject to the charge are the first redeemed, followed by other shares held for the longest period of time. The applicability of these fees will be unaffected by transfers of registration. TSC or TMC intend to pay a commission of up to 1/2 of 1% to dealers who place orders of $1 million or more for a single purchaser.

     The investment decisions of the persons and organizations described in the preceding paragraph tend to be made by informed advisers. Typically, these persons are better able than the general public to evaluate quickly the appropriateness of a Fund's investment objectives and performance in light of their customers' goals. Costs of marketing to these persons and organizations likely will be minimal.

     (8) Such persons as are determined by the Trustees to have acquired shares under special circumstances, not involving any sales expense to the Fund or to TSC, may purchase shares of the Fund with no sales charge. This variation from the Public Scale contemplates circumstances where a relatively large sale can be made at no distribution cost to a large investor or a number of smaller investors who are similarly situated. In the contemplated circumstances, there would be no cost of distribution, or any costs would be paid by TMC.

     (9) Shares of the Fund may be sold at a reduced or no sales charge pursuant to sponsored arrangements, which include programs under which an organization makes recommendations to or permits group solicitation of its employees, members or participants. Information on these arrangements is available from TSC.

     (10) If previously arranged for by the broker-dealer or other person selling Fund shares, investors may purchase shares of any Fund at net asset value without a sales charge to the extent that the purchase represents proceeds from a redemption (within the previous 60 days) of shares of another mutual fund which has a sales charge. When making a direct purchase at net asset value under this provision, the Fund must receive one of the following with the direct purchase order: (i) the redemption check representing the proceeds of the shares redeemed, endorsed to the order of the Fund, or (ii) a copy of the confirmation from the other fund, showing the redemption transaction. Standard back office procedures should be followed for wire order purchases made through broker dealers. Purchases with redemptions from money market funds are not eligible for this privilege. This provision may be terminated anytime by TSC or the Funds without notice.

                              NET ASSET VALUE

    Procedures for determining the net asset value of the Funds' shares are set forth in the Prospectus.

     The Funds will calculate the net asset value at least once daily on days when the New York Stock Exchange is open for trading, and more frequently if deemed desirable by the Trust. Net asset value will not be calculated on New Year's Day, Washington's Birthday (on the third Monday in February), Good Friday, Memorial Day (on the last Monday in May), Independence Day, Labor Day, Thanksgiving Day, Christmas Day, on the preceding Friday if any of the foregoing holidays falls on a Saturday, and on the following Monday if any of the foregoing holidays falls on a Sunday. Under the Investment Company Act of 1940, net asset value must be computed at least once daily on each day
(i) in which there is a sufficient degree of trading in a Fund's portfolio securities that the current net asset value of its shares might be materially affected by changes in the value of such securities and (ii) on which an order for purchase or redemption of its shares is received.

                           REDEMPTION OF SHARES

     Procedures with respect to redemption of Fund shares are set forth in the Prospectus under the caption "Selling Fund Shares."

     The Funds may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Funds normally utilize is restricted, or an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Funds' investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit for protection of the shareholders of a Fund.

                               DISTRIBUTOR

     Pursuant to a Distribution Agreement with the Trust, Thornburg Securities Corporation (TSC) acts as the principal underwriter of Fund shares in a continuous offering of those shares. The Funds do not bear selling expenses except (i) those involved in registering shares with the Securities and Exchange Commission and qualifying them or the Funds with state regulatory authorities, and (ii) expenses paid under the Service and Distribution Plans which might be considered selling expenses. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with regard to the Investment Advisory Agreement, except that termination other than upon assignment requires six months' notice.

     H. Garrett Thornburg, Jr. President, Treasurer and a Trustee of the Funds, is also Director and controlling stockholder of TSC.

  The following table shows the commissions and other compensation received by TSC from each of the Funds for the three most recent fiscal years, except for compensation or other amounts paid under Rule 12b-1 plans, which are described above under the caption "Service and Distribution Plans."


                                                     Net Underwriting
                    Aggregate      Discounts and     Compensation on
                    Underwriting   Commissions       Redemptions and     Brokerage     Other
Fiscal Year Ended   Commissions    Paid to TSC       Repurchases         Commissions   Compensation
September 30, 1996  ------------   -------------     ----------------    -----------   ------------
------------------
Intermediate         $646,924          $75,160             - 0 -           - 0 -          *
National Fund
Intermediate          223,862           26,797             - 0 -           - 0 -          *
New Mexico Fund
Intermediate          120,852           14,827             - 0 -           - 0 -          *
Florida Fund

Fiscal Year Ended
September 30, 1997
------------------
Intermediate         $759,925          $85,221            $8,535           - 0 -          *
National Fund
Intermediate          319,131           37,140             - 0 -           - 0 -          *
New Mexico Fund
Intermediate          103,044           12,481             - 0 -           - 0 -          *
Florida Fund

Fiscal Year Ended
June 30, 1998
-----------------
Intermediate           11,478            1,380             - 0 -           - 0 -          *
New York Fund

Fiscal Year Ended
September 30, 1998
------------------
Intermediate         $704,602          $82,991           $53,715           - 0 -          *
National Fund
Intermediate          396,130           43,019             - 0 -           - 0 -          *
New Mexico Fund
Intermediate          109,057           16,479             - 0 -           - 0 -          *
Florida Fund

                    * See "Service and Distribution Plans."

                            INDEPENDENT AUDITORS

     McGladrey & Pullen, LLP, 555 Fifth Avenue, New York, New York 10017, is the independent auditor of the Intermediate National Fund, the Intermediate New Mexico Fund and the Intermediate Florida Fund for the fiscal year ending September 30, 1999, and is the independent auditor of the Intermediate New York Fund for the fiscal year ending June 30, 1999. Shareholders will receive semi-annual unaudited financial statements, and annual financial statements audited by the independent auditors.

                           FINANCIAL STATEMENTS

     Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1998 Statements of Operations for the year ended September 30, 1998, Statements of Changes in Net Assets for the two years ended September 30, 1997, Notes to Financial Statements, Financial Highlights, and Independent Auditor's Reports dated October 23, 1998 for Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, and Thornburg Florida Intermediate Municipal Fund are incorporated herein by reference from those Funds' respective Annual Reports to Shareholders, September 30, 1998.

     Statement of Assets and Liabilities including Schedules of Investments as of June 30, 1998, Statement of Operations for the period from September 5, 1997 to June 30, 1998, Statement of Changes in Net Assets for the period September 5, 1997 to June 30, 1998, Notes to Financial Statements, Financial Highlights and Independent Auditor's Report dated July 24, 1998 for Thornburg New York Intermediate Municipal Fund are incorporated herein by reference from the Fund's Annual Report to Shareholders, June 30, 1998.

     Statement of Assets and Liabilities included Schedules of Investments as of December 31, 1998, Statement of Operations for the six months ended December 31, 1998, Statement of Changes in Net Assets for the six months ended December 31, 1998, Notes to Financial Statements and Financial Highlights for Thornburg New York Intermediate Municipal Fund are incorporated herein by reference from the Fund's Semiannual Report to Shareholders, December 31, 1998.

                                   PART C
                             OTHER INFORMATION

Items 22 and 23.  Financial Statements and Exhibits.

   (a)   Financial Statements

         (i)   Thornburg Limited Term U.S. Government Fund (Class A,
               Class C and Class I shares),
         (ii)  Thornburg Limited Term Income Fund (Class A,
               Class C and Class I shares),
         (iii) Thornburg Intermediate Municipal Fund (Class A,
               Class C and Class I shares),
         (iv) Thornburg New Mexico Intermediate Municipal Fund (Class A shares),
         (v) Thornburg Florida Intermediate Municipal Fund (Class A shares),
         (vi)  Thornburg Value Fund and Thornburg Global Value Fund
               (Class A and Class C shares):
               Reports of Independent Auditors dated October 23, 1998, Statements of Assets and Liabilities including Schedules of Investments as of September 30, 1998, Statements of Operations for the year ended September 30, 1998, Statements of Changes in Net Assets for the two years (or shorter period, if applicable) ended September 30, 1998, Notes to Financial Statements, Financial Highlights are incorporated by reference to Registrant's 1997 Annual Reports to Shareholders in respect of Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund previously filed with the Securities and Exchange Commission.
         (vii) Thornburg New York Intermediate Municipal Fund: (1) Satement of Assets and Liabilities including Schedule of Investments as of June 30, 1998, Statement of Operations for the period ended June 30, 1998, Statement of Changes in Net Assets for the period ended June 30, 1998, Notes to Financial Statements and Financial Highlights, Report of Independent Auditors dated July 24, 1998, are incorporated by reference to Registrant's Annual Report to Shareholders in respect of Thornburg New York Intermediate Municipal Fund previously filed with the Securities and Exchange Commission. (2) Statement of Assets and Liabilities including Schedule of Investments as of December 31, 1998, Statement of Operations for the period ended December 31, 1998, Statement of Changes in Net Assets for the period ended December 31, 1998, Notes to Financial Statements and Financial Highlights, and incorporated by reference to Registrant's Semiannual Report to Shareholders in respect of Thornburg New York Intermediate Municipal Fund previously filed with the Securities and Exchange Commission.



   (b)   Exhibits

The following Exhibits are incorporated herein by reference to Registrant's Registration Statement on Form N-1A as initially filed on June 12, 1987.

      (1) Limited Term Trust, Agreement and Declaration of Trust, dated June 3, 1987.

      (2)    By-Laws of Limited Term Trust, dated June 3, 1987.

      (3)    Not applicable.

      (4)    Not applicable.

      (5)    Form of Investment Advisory Agreement between
             Registrant and Thornburg Management Company, Inc.

      (6)    (a)   Form of Distribution Agreement between Registrant
                   and Thornburg Securities Corporation.

             (b)   Form of Agency Agreement.

      (7)    Not applicable.

      (11)   Not applicable.

      (12)   Not applicable.

      (13)   Form of Subscription to Shares by Thornburg Management
             Company, Inc.

      (15) Form of Plan and Agreement of Distribution Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.


The following exhibits are incorporated herein by reference to Registrant's pre-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on October 28, 1987:

      (1) Thornburg Income Trust - First Amendment and Supplement to Agreement and Declaration of Trust, dated August 11, 1987.

      (8) Form of Custodian Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Custodian Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

      (9) Form of Transfer Agency Agreement between Registrant and State Street Bank and Trust Company. This exhibit supersedes the form of Transfer Agency Agreement filed with the Registrant's initial Registration Statement on Form N-1A on June 12, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 1 to its Registration Statement on Form N-1A as filed on March 3, 1988:

      (1) Thornburg Income Trust-Second Amendment and Supplement to Agreement and Declaration of Trust, dated October 28, 1987.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 7 to its Registration Statement on Form N-1A as filed on April 19, 1991:

      (16)   Powers of Attorney from Messrs. Bemis, Smith and
             Thornburg.

The following exhibits are incorporated herein by reference to Registrant's post-effective amendment No. 9 to its Registration Statement on Form N-1A as filed on March 3, 1992:

      (16)   Power of Attorney from J. Burchenal Ault

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 10 to its Registration Statement on Form N-1A as filed on July 23, 1992:

      (5) Revised form of Investment Advisory Agreement between Registrant and Thornburg Management Company, Inc.

      (13)   Form of Subscription to Shares

      (15)   Revised form of Plan and Agreement of Distribution
             Pursuant to Rule 12b-1 between Registrant and Thornburg Management Company, Inc.

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 13 to its Registration Statement on Form N-1A as filed on December 3, 1993:

      (1) Thornburg Income Trust -- Third, Fourth, Fifth, Sixth and Seventh Amendments and Supplements to Agreement and Declaration of Trust

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment No. 14 to its Registration Statement on Form N-1A as filed on May 13, 1994:

      (18)   Power of attorney (B. McMahon)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 17 to its Registration Statement on Form N-1A as filed on July 27, 1994:

      (1) Thornburg Income Trust Amended and Restated Designation of Series.

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Distribution Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Distribution Plan)

The following exhibits are incorporated herein by reference to the Registrant's post-effective amendment no. 18 to its Registration Statement on Form N-1A as filed on December 3, 1994:

      (15.2) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class B Service Plan)

      (15.3) Form of Plan and Agreement pursuant to Rule 12b-1
             (Class C Service Plan)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 20 to its Registration Statement on Form N-1A as filed on July 5, 1995:

      (1.1)  Thornburg Income Trust - Ninth Amendment and
             Supplement to Agreement and Declaration of Trust

      (1.2)  Thornburg Income Trust - Tenth Amendment and
             Supplement to Agreement and Declaration of Trust

      (5)    Investment Advisory Agreement - in respect of
             Thornburg Value Fund

      (15.1) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Service Plan - all classes) - Thornburg Value Fund

      (15.2) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class B Distribution Plan) - Thornburg Value Fund

      (15.3) Form of Plan and Agreement Pursuant to Rule 12b-1
             (Class C Distribution Plan) - Thornburg Value Fund

      (19)   Power of attorney from David A. Ater

The following exhibit is incorporated by reference to the Registrant's post-effective amendment no. 22 to its Registration Statement on Form N-1A as filed on October 2, 1995:

      (1) Thornburg Income Trust - Corrected Tenth Amendment and Supplement to Agreement and Declaration of Trust

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 26 to its Registration Statement on Form N-1A as filed on May 6, 1996:

      (1)    First Supplement to Amended and Restated Designation of Series

     (15) Form of Institutional Class Service Plan (12b-1 plan and agreement)

The following exhibits are incorporated by reference to the Registrant's post-effective amendment no. 27 to its Registration Statement on Form N-1A as filed on August 30, 1996:

      (5)    Form of Restated Investment Advisory Agreement

      (9)    Form of Administrative Services Agreement

The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 29 to its Registration Statement on Form N-1A as filed on March 14, 1997:

      (1.1) Eleventh Amendment and Supplement to Agreement and Declaration of Trust

      (1.2) Twelfth Amendment and Supplement to Agreement and Declaration of Trust

      (5) Amended Form of Restated Investment Advisory Agreement (re Thornburg New York Intermediate Municipal Fund)

      (9) Form of Administrative Services Agreement (re Class A Shares of Thornburg New York Intermediate Municipal Fund)

      (14)   Model IRA Plan

      (15)   Form of Class A Service Plan for Thornburg New York
             Intermediate Municipal Fund (12b-1 plan and agreement)

      (19.1) Power of attorney from Brian J. McMahon

      (19.2) Power of attorney from James W. Weyhrauch

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 30 to its Registration Statement on Form N-1A as filed on September 3, 1997:

      (18)   Rule 18f-3 plan

The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 32 to its Registration Statement on Form N-1A as filed on February 17, 1998:

      (5)    Amended and Restated Investment Advisory Agreement

      (6)    Thornburg Investment Trust Distribution Agreement

      (9.1)  Administrative Services Agreement (Class A and Class C shares)

      (9.2)  Administrative Services Agreement (Class I Shares)

      (9.3)  Memorandum of Reimbursement

      (15.1) Plan and Agreement of Distribution Pursuant to Rule 12b-1
             (Service Plan - Classes A, C and I)

      (15.2) Plan and Agreement of Distribution Pursuant to Rule 12b-1
             (Distribution Plan - Class C)

The following exhibits are incorporated by reference from Registrant's post-effective amendment no. 33 to its Registration Statement on Form N-1A as filed on March 10, 1998:

      (1)    Thirteenth Amendment and Supplement to Agreement and
             Declaration of Trust

      (14)   IRA plan/disclosure statement

     The following exhibits are incorporated by reference from Registrant's post-effective amendment no. 34 to its Registration Statement on Form N-1A as filed on September 2, 1998:

      (16.1) Schedule of performance computations as of June 30, 1998 for Thornburg New York Intermediate Municipal Fund

      (16.2) Financial data schedule as of June 30, 1998 for Thornburg New
             York Intermediate Municipal Fund

     The following exhibit is incorporated by reference from Registrant's post-effective amendment no. 35 to its Registration Statement on Form N-1A as filed on November 20, 1998:

      For Thornburg Global Value Fund Statement of Assets and Liabilities including Schedule of Investments as of September 30, 1998,
      Statement of Operations for the period ended September 30, 1998, Statement of Changes in Net Assets for the period ended September 30, 1998, Notes to Financial Statements and Financial Highlights

     The following exhibits are incorporated by reference from the Registrant's post-effective amendment no. 36 to its Registration Statement on Form N-1A as filed on December 3, 1998;



           Schedules of performance computations as of September 30, 1998 for Thornburg Limited Term U.S. Government Fund (Class A, Class C and Class I shares); Thornburg Limited Term Income Fund (Class A, Class C and Class I shares); Thornburg Intermediate Municipal Fund (Class A, Class C and Class I shares);
           Thornburg New Mexico Intermediate Municipal Fund (Class A shares); Thornburg Florida Intermediate Municipal Fund (Class A shares); Thornburg Value Fund (Class A and Class C shares); and Thornburg Global Value Fund (Class A and Class C shares)

           Financial data schedule as of September 30, 1998 for Thornburg Limited Term U.S. Government Fund, Thornburg Limited Term Income Fund, Thornburg Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund

     The following exhibits are filed herewith:

      j.1   Consent of Counsel to be named in Registration Statement

      j.2   Consent of Independent Auditors to be named in Registration
            Statement.

      N.1 Financial data schedule as of December 31, 1998 for Thornburg New York Intermediate Municipal Fund.

      N.2 Schedule of performance computations as of December 31, 1998 for Thornburg New York Intermediate Municipal Fund

Item 24.  Persons Controlled By or Under Common Control With Registrant.

          Not applicable.

Item 25.   Indemnification.

      (1) Please see Section 10.2 of the Agreement and Declaration of Trust filed as Exhibit 1. Section 10.2 generally provides that each of the Trust's officers and Trustees will be indemnified by the Trust against liability and expenses in connection with his having been a Trustee or officer unless it is determined that the individual is liable by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or if the individual did not act in good faith in the reasonable belief that the action was in the Trust's best interest.

      (2)   Please see Section 7 of the Distribution Agreement filed as
Exhibit 6(a). Section 7 generally provides that the Trust will indemnify TSC, its officers and directors, and its controlling persons against liabilities and expenses incurred because of any alleged untrue statement of material fact contained in the Registration Statement, Prospectus or annual or interim reports to shareholders, or any alleged omission to state a material fact required to be stated therein, or necessary to make the statements therein, not misleading, except where (i) the untrue statement or omission arises from information furnished by TSC, or (ii) to the extent the prospective indemnitee is an officer, trustee or controlling person of the Trust, the indemnification is against public policy as expressed in the 1933 Act, or (iii) the liability or expense arises from TSC's willful misfeasance, bad faith, gross negligence, reckless performance of duties, or reckless disregard of its obligations and duties under the Distribution Agreement. Further, TSC agrees to indemnify the Trust, its officers and trustees, and its controlling persons in certain circumstances.

      (3) The directors and officers of TMC are insured, and it is intended that the Trustees and officers of the Trust will become insured, under a joint professional and directors and officers liability policy.
The described individuals are referred to as the "insureds." The policy covers amounts which the insureds become legally obligated to pay by reason of the act, error, omission, misstatement, misleading statement or neglect or breach of duty in the performance of their duties as directors, trustees and officers. In addition, the policy covers TMC, and is proposed to cover the Registrant, to the extent that they have legally indemnified the insureds for amounts incurred by the insureds as described in the preceding sentence. The coverage excludes amounts that the insureds become obligated to pay by reason of conduct which constitutes willful misfeasance, bad faith, gross negligence or reckless disregard of the insured's duties. The application of the foregoing provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policies expressed in such Act and that if a claim for indemnification against such liabilities other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue.

Item 26.   Business and Other Connections of the Investment Adviser.   See
"MANAGEMENT" in the Statement of Additional Information.

Item 27.   Principal Underwriters.

     (a) The principal underwriter for the Registrant will be Thornburg Securities Corporation ("TSC"). TSC is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. TSC was formed for the purpose of distributing the shares of the Registrant's series and other registered investment companies sponsored by its affiliates, and does not currently engage in the general securities business.


     (b) The address of each of the directors and officers of TSC is 119 East Marcy Street, Suite 202, Santa Fe, New Mexico 87501.

                              Positions and            Positions and
                              Offices                  Offices
Name                          with TSC                 with Registrant
----------------------        --------------           --------------------
H. Garrett Thornburg, Jr.     Director                 Trustee; President
Kenneth Ziesenheim            President                Vice President
Dawn B. Fischer               Secretary                Secretary and
                                                       Assistant Treasurer

     (c)  Not applicable.

Item 28.  Location  of Accounts and Records.

All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of State Street Bank and Trust Company, at 470 Atlantic Avenue, Fifth Floor, Boston, Massachusetts 02210.

Item 29.  Management Services.

The Registrant and Thornburg Management Company, Inc. ("TMC") have agreed that TMC will perform for the Registrant certain telephone answering services previously performed by the Registrant's transfer agent, National Financial Data Services, Inc. ("NFDS"). These telephone services include answering telephone calls placed to the Registrant or its transfer agent by shareholders, securities dealers and others through the Registrant's toll free number, and responding to those telephone calls by answering questions, effecting certain shareholder transactions described in the Registrant's current prospectuses, and performing such other, similar functions as the Registrant may reasonably prescribe from time to time.
The Registrant will pay one dollar for each telephone call, which was the charge previously imposed by the Registrant's transfer agent for this service. The Registrant's transfer agent will no longer charge for this service. The Registrant understands that (i) the telephone answering service provided by TMC will be superior to that previously provided by the transfer agent because TMC will devote greater attention to training the telephone personnel, and those personnel will have immediate access to the Registrant's and TMC's management, (ii) the per-call charge imposed upon the Registrant for this service will be no greater than that charged by the Registrant's transfer agent, and (iii) TMC will not receive any profit from providing this service. The Registrant will reimburse TMC for a portion of the depreciation on certain telephone answering equipment purchased by TMC to render the described services. The Registrant paid $44,552.67, $73,536.38 and $20,906 to TMC under the described arrangements in each of the three most recent fiscal years ended September 30, 1995, 1996 and 1997. It is not believed that these arrangements constitute a management-related services agreement.

Item 30.  Undertakings.
          The Registrant undertakes, if requested to do so by the holders of at least 10% of its outstanding shares to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Santa Fe, and State of New Mexico on the 1st day of April, 1999.


THORNBURG INVESTMENT TRUST
Registrant

By               *
     ------------------------------------
     Brian J. McMahon, President

   Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                 *
------------------------------------------
Brian J. McMahon, President and
principal executive officer

                 *
------------------------------------------
H. Garrett Thornburg, Jr., Trustee and
Chairman of Trustees

                 *
------------------------------------------
J. Burchenal Ault, Trustee

                 *
------------------------------------------
David A. Ater, Trustee

                 *
------------------------------------------
Forrest S. Smith, Trustee

                 *
------------------------------------------
James W. Weyhrauch, Trustee



* By:          /s/
     --------------------------------
      Charles W.N. Thompson, Jr.
      Attorney-In-Fact

                             INDEX TO EXHIBITS
Exhibit
Number    Exhibit
-------   -------

  j.1     Consent of Counsel to be named in registration Statement

  j.2 Consent of independent auditors to be named in registration statement



   n.1 Financial data schedule as of December 31, 1998 for Thornburg New York Intermediate Municipal Fund.

   n.2 Schedule of performance computations as of December 31, 1998 for Thornburg New York Intermediate Municipal Fund



                                EXHIBIT j.1

   WHITE                                      Attorneys and Counselors at Law
KOCH, KELLY                       William Booker Kelly  Julie A. Wittenberger
     &                           John F. McCarthy, Jr.
   McCARTHY                          Benjamin Phillips
A Professional Association         David F. Cunningham
                                    Albert V. Gonzales        Special Counsel
                                            Janet Clow          Paul L. Bloom
                                       Kevin V. Reilly
                                  C.W.N. Thompson, Jr.
                                      M. Karen Kilgore
                                      Sandra J. Brinck
                                         Aaron J. Wolf
                                         Mary E. Walta
                                       Rebecca Dempsey

                                   April 1, 1999

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549             VIA EDGAR FILING

     Re:  Thornburg Limited Term Municipal Fund, Inc.
          Thornburg Limited Term Municipal Fund National Portfolio
          Thornburg Limited Term Municipal Fund California Portfolio Registration Number Under the Securities Act of 1933: 2-89526 Registration Number Under the Investment Company Act of 1940: 811-4302

Ladies and Gentlemen:

     We hereby consent to the references made to this firm in the post-effective amendment no. 32 to the registration statement of Thornburg Limited Term Municipal Fund, Inc. and the prospectus which is a part of that registration statement. In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

                              Very truly yours,

                              /S/ Charles W.N. Thompson, Jr.

                              CHARLES W. N. THOMPSON, JR.













433 Paseo de Peralta        Post Office Box 787    Santa Fe, NM  87504-0787
Phone (505) 982-4374   Fax (505) 983-0350; 984-8631      e-mail wkkm@nm.net

                               EXHIBIT j.2

                          McGLADREY & PULLEN, LLP
               --------------------------------------------
               Certified Public Accountants and Consultants



                      CONSENT OF INDEPENDENT AUDITORS


     We hereby consent to the incorporation by reference of our reports dated October 23, 1998 on the financial statements of Thornburg Limited Term Income Fund, Thornburg Limited Term U.S. Government Fund, Thornburg Intermediate Municipal Fund, Thornburg Florida Intermediate Municipal Fund, Thornburg New Mexico Intermediate Municipal Fund, Thornburg Value Fund and Thornburg Global Value Fund, series of Thornburg Investment Trust, and our reports dated July 24, 1998 on the financial statements of the National Portfolio and the California Portfolio of Thornburg Limited Term Municipal Fund, Inc. and the financial statements of Thornburg New York Intermediate Municipal Fund series of Thornburg Investment Trust, referred to therein in Post-Effective Amendment No. 38 to the Registration Statement of Thornburg Investment Trust on Form N-1A, File No. 33-14905 and Post-Effective Amendment No. 32 to the Registration Statement of Thornburg Limited Term Municipal Fund, Inc. on Form N-1A, File No. 2-89526 as filed with the Securities and Exchange Commission.

     We also consent to the reference to our firm in the Prospectuses under the captions "Financial Highlights" and "Additional Information" and in the Statements of Additional Information under the caption "Independent Auditors."


                                                /s/ McGladrey & Pullen, LLP

                                                    McGLADREY & PULLEN, LLP


New York, New York
April 1, 1999

                                 EXHIBIT N.1

[ARTICLE] 6
[CIK] 0000816153
[NAME] THORNBURG INVESTMENT TRUST
[SERIES]
   [NUMBER] 1
   [NAME] THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND (A)

[PERIOD-TYPE]                   6-MOS
[FISCAL-YEAR-END]                          JUN-30-1999
[PERIOD-END]                               DEC-31-1998
[INVESTMENTS-AT-COST]                       22,970,861
[INVESTMENTS-AT-VALUE]                      25,231,733
[RECEIVABLES]                                  407,326
[ASSETS-OTHER]                                 116,296
[OTHER-ITEMS-ASSETS]                                 0
[TOTAL-ASSETS]                              25,755,354
[PAYABLE-FOR-SECURITIES]                       175,105
[SENIOR-LONG-TERM-DEBT]                              0
[OTHER-ITEMS-LIABILITIES]                      187,910
[TOTAL-LIABILITIES]                            363,015
[SENIOR-EQUITY]                                      0
[PAID-IN-CAPITAL-COMMON]                    23,120,515
[SHARES-COMMON-STOCK]                        1,987,368
[SHARES-COMMON-PRIOR]                        2,004,888
[ACCUMULATED-NII-CURRENT]                            0
[OVERDISTRIBUTION-NII]                               0
[ACCUMULATED-NET-GAINS]                         50,523
[OVERDISTRIBUTION-GAINS]                             0
[ACCUM-APPREC-OR-DEPREC]                     2,260,872
[NET-ASSETS]                                25,392,340
[DIVIDEND-INCOME]                                    0
[INTEREST-INCOME]                              729,547
[OTHER-INCOME]                                       0
[EXPENSES-NET]                                (95,865)
[NET-INVESTMENT-INCOME]                        633,682
[REALIZED-GAINS-CURRENT]                        11,540
[APPREC-INCREASE-CURRENT]                      169,803
[NET-CHANGE-FROM-OPS]                          815,025
[EQUALIZATION]                                       0
[DISTRIBUTIONS-OF-INCOME]                    (633,682)
[DISTRIBUTIONS-OF-GAINS]                      (39,569)
[DISTRIBUTIONS-OTHER]                                0
[NUMBER-OF-SHARES-SOLD]                         30,524
[NUMBER-OF-SHARES-REDEEMED]                   (95,300)
[SHARES-REINVESTED]                             31,747
[NET-CHANGE-IN-ASSETS]                        (79,917)
[ACCUMULATED-NII-PRIOR]                              0
[ACCUMULATED-GAINS-PRIOR]                       38,983
[OVERDISTRIB-NII-PRIOR]                              0
[OVERDIST-NET-GAINS-PRIOR]                           0
[GROSS-ADVISORY-FEES]                           63,910
[INTEREST-EXPENSE]                                   0
[GROSS-EXPENSE]                                153,442
[AVERAGE-NET-ASSETS]                        25,359,266
[PER-SHARE-NAV-BEGIN]                            12.71
[PER-SHARE-NII]                                    .32
[PER-SHARE-GAIN-APPREC]                            .07
[PER-SHARE-DIVIDEND]                             (.32)
[PER-SHARE-DISTRIBUTIONS]                            0
[RETURNS-OF-CAPITAL]                                 0
[PER-SHARE-NAV-END]                              12.78
[EXPENSE-RATIO]                                    .75
[AVG-DEBT-OUTSTANDING]                               0
[AVG-DEBT-PER-SHARE]                                 0

                                 EXHIBIT N.2

SCHEDULE OF PERFORMANCE COMPUTATION FORMULAS - A SHARES

THORNBURG NEW YORK INTERMEDIATE MUNICIPAL FUND

Standardized yield calculation -  Dec-98         = 3.56%
                                  ------           -----
Yield = 2[({[(a-b)/cd]+1}to the 6th power)-1]
Where:  a =     $93,547.83  net interest income attributable to outstanding share
        b =     $16,158.80  expenses accrued for the period net of
                            reimbursements
        c =    1,983,887.3  average daily number of shares of beneficial
                            interest outstanding during period
        d =         $13.24  maximum offering price per share of beneficial
                            interest on:  12/31/98

Total Return for the year ended*  12/31/98           = 3.75%
                                  --------             -----
   p(1+T)to the nth power = erv
        p =  $1,000.00
        n =          1
      erv =  $1,037.50
        T =       3.75%  Total Return

Average annual return for the period from inception*  9/04/97 - 12/31/98
                                                      ------------------
   p(1+A)to the nth power = erv                       483 days = 5.23%
        p =  $1,000.00
        n =       1.32  (Total days since inception/365 days)
      erv =  $1,614.21
        A =       5.23% Average Annual Return

* Assumes 2.00% sales load at inception